united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-23945

New Age Alpha Funds Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York         10580

(Address of principal executive offices)             (Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)
NAA Allocation Fund - A (TVRAX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	1.45%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$180,374,676
  Number of Portfolio Holdings142
  Advisory Fee $828,037
  Portfolio Turnover59%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Fixed Income 20.7%
Technology 18.8%
Consumer Discretionary 9.8%
Industrials 8.5%
Communications 8.0%
Financials 7.3%
Health Care 6.7%
Energy 4.9%
Consumer Staples 4.0%
Real Estate 3.3%
Utilities 3.0%
Materials 2.5%
Equity 1.6%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - A (TVRAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TVRAX

NAA Allocation Fund - C (TVRCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	2.05%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$180,374,676
  Number of Portfolio Holdings142
  Advisory Fee $828,037
  Portfolio Turnover59%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - C (TVRCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TVRCX

NAA Allocation Fund - Institutional (TVRIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$180,374,676
  Number of Portfolio Holdings142
  Advisory Fee $828,037
  Portfolio Turnover59%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - Institutional (TVRIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TVRIX

NAA Allocation Fund - P (TVFRX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$65	1.30%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$180,374,676
  Number of Portfolio Holdings142
  Advisory Fee $828,037
  Portfolio Turnover59%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - P (TVFRX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TVFRX

NAA Large Cap Value Fund - A (SECIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.10%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,220,900
  Number of Portfolio Holdings102
  Advisory Fee $109,837
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Technology 22.6%
Health Care 15.2%
Financials 12.5%
Industrials 10.9%
Consumer Staples 7.7%
Consumer Discretionary 7.2%
Utilities 5.9%
Energy 5.5%
Communications 4.0%
Real Estate 3.4%
Materials 3.1%
Equity 1.9%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - A (SECIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SECIX

NAA Large Cap Value Fund - C (SEGIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.85%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,220,900
  Number of Portfolio Holdings102
  Advisory Fee $109,837
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - C (SEGIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEGIX

NAA Large Cap Value Fund - Institutional (GILCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.85%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,220,900
  Number of Portfolio Holdings102
  Advisory Fee $109,837
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - Institutional (GILCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GILCX

NAA Large Cap Value Fund - P (SEGPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.10%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$66,220,900
  Number of Portfolio Holdings102
  Advisory Fee $109,837
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - P (SEGPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEGPX

NAA Large Core Fund - A (SECEX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$230,186,977
  Number of Portfolio Holdings103
  Advisory Fee $970,507
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Technology 31.0%
Financials 11.2%
Consumer Discretionary 10.2%
Industrials 9.8%
Communications 9.2%
Health Care 8.6%
Consumer Staples 4.8%
Energy 3.7%
Utilities 3.3%
Real Estate 3.0%
Materials 2.3%
Equity 2.0%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - A (SECEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SECEX

NAA Large Core Fund - C (SFECX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	2.15%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$230,186,977
  Number of Portfolio Holdings103
  Advisory Fee $970,507
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - C (SFECX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SFECX

NAA Large Core Fund - Institutional (GILIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.10%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$230,186,977
  Number of Portfolio Holdings103
  Advisory Fee $970,507
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - Institutional (GILIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GILIX

NAA Large Core Fund - P (SFEPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$67	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$230,186,977
  Number of Portfolio Holdings103
  Advisory Fee $970,507
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - P (SFEPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SFEPX

NAA Mid Growth Fund - A (SECUX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$69,390,341
  Number of Portfolio Holdings127
  Advisory Fee $292,345
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Industrials 25.0%
Technology 16.7%
Financials 13.7%
Consumer Discretionary 11.7%
Health Care 10.6%
Real Estate 5.2%
Materials 5.0%
Consumer Staples 4.5%
Energy 2.3%
Equity 2.0%
Communications 1.6%
Utilities 1.1%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - A (SECUX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SECUX

NAA Mid Growth Fund - C (SUFCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$114	2.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$69,390,341
  Number of Portfolio Holdings127
  Advisory Fee $292,345
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - C (SUFCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SUFCX

NAA Mid Growth Fund - Institutional (GIUIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$69,390,341
  Number of Portfolio Holdings127
  Advisory Fee $292,345
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - Institutional (GIUIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GIUIX

NAA Mid Growth Fund - P (SEUPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$69,390,341
  Number of Portfolio Holdings127
  Advisory Fee $292,345
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - P (SEUPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEUPX

NAA Opportunity Fund - A (SAOAX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$37,693,392
  Number of Portfolio Holdings561
  Advisory Fee $135,255
  Portfolio Turnover149%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

United States 80.8%
Ireland 0.8%
Bermuda 0.7%
Israel 0.4%
Netherlands 0.4%
Liberia 0.3%
Cayman Islands 0.3%
Panama 0.1%
Marshall Islands 0.1%
Other Assets in Excess of Liabilities 12.1%

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - A (SAOAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SAOAX

NAA Opportunity Fund - C (SAOCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$117	2.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$37,693,392
  Number of Portfolio Holdings561
  Advisory Fee $135,255
  Portfolio Turnover149%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - C (SAOCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SAOCX

NAA Opportunity Fund - Institutional (SAOIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$37,693,392
  Number of Portfolio Holdings561
  Advisory Fee $135,255
  Portfolio Turnover149%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - Institutional (SAOIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SAOIX

NAA Opportunity Fund - P (SAOSX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$80	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$37,693,392
  Number of Portfolio Holdings561
  Advisory Fee $135,255
  Portfolio Turnover149%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - P (SAOSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SAOSX

NAA Risk Managed Real Estate Fund - A (GURAX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$234,356,837
  Number of Portfolio Holdings185
  Advisory Fee $933,134
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Real Estate
101.6%
U.S. Treasury Obligations
3.8%
Liabilities in Excess of Other Assets
-5.4%

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - A (GURAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GURAX

NAA Risk Managed Real Estate Fund - C (GURCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.94%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$234,356,837
  Number of Portfolio Holdings185
  Advisory Fee $933,134
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - C (GURCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GURCX

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$234,356,837
  Number of Portfolio Holdings185
  Advisory Fee $933,134
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GURIX

NAA Risk Managed Real Estate Fund - P (GURPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	1.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$234,356,837
  Number of Portfolio Holdings185
  Advisory Fee $933,134
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - P (GURPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GURPX

NAA SMid Cap Value Fund - A (SEVAX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	1.15%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$300,341,736
  Number of Portfolio Holdings122
  Advisory Fee $1,173,538
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Financials 16.7%
Real Estate 13.5%
Industrials 12.3%
Materials 10.4%
Consumer Discretionary 9.8%
Technology 8.0%
Health Care 7.9%
Consumer Staples 6.2%
Utilities 6.0%
Energy 5.6%
Communications 2.9%
Information Technology 0.4%
Equity 0.4%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - A (SEVAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEVAX

NAA SMid Cap Value Fund - C (SEVSX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$300,341,736
  Number of Portfolio Holdings122
  Advisory Fee $1,173,538
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - C (SEVSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEVSX

NAA SMid Cap Value Fund - Institutional (SVUIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$300,341,736
  Number of Portfolio Holdings122
  Advisory Fee $1,173,538
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - Institutional (SVUIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SVUIX

NAA SMid Cap Value Fund - P (SEVPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$59	1.21%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$300,341,736
  Number of Portfolio Holdings122
  Advisory Fee $1,173,538
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - P (SEVPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEVPX

NAA World Equity Income Fund - A (SEQAX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.17%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$46,322,952
  Number of Portfolio Holdings203
  Advisory Fee $45,102
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

United States 72.3%
Japan 6.8%
United Kingdom 3.8%
Canada 3.2%
Switzerland 3.1%
France 2.6%
Germany 2.4%
Netherlands 1.6%
Sweden 1.1%
Italy 0.9%
Other Countries 2.0%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - A (SEQAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEQAX

NAA World Equity Income Fund - C (SFGCX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.92%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$46,322,952
  Number of Portfolio Holdings203
  Advisory Fee $45,102
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - C (SFGCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SFGCX

NAA World Equity Income Fund - Institutional (SEWIX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.92%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$46,322,952
  Number of Portfolio Holdings203
  Advisory Fee $45,102
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - Institutional (SEWIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SEWIX

NAA World Equity Income Fund - P (SEQPX)

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	1.17%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$46,322,952
  Number of Portfolio Holdings203
  Advisory Fee $45,102
  Portfolio Turnover41%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - P (SEQPX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

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TSR-SAR 033125-SEQPX

(b)	Not applicable

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

NEW AGE ALPHA FUNDS TRUST

NAA ALLOCATION FUND

NAA LARGE CAP VALUE FUND

NAA LARGE CORE FUND

NAA MID GROWTH FUND

NAA OPPORTUNITY FUND

NAA RISK MANAGED REAL ESTATE FUND

NAA SMID-CAP VALUE FUND

NAA WORLD EQUITY INCOME FUND

Semi-Annual Financial Statements and Additional Information

March 31, 2025

TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS
NAA ALLOCATION FUND	1
NAA LARGE CAP VALUE FUND	8
NAA LARGE CORE FUND	13
NAA MID GROWTH FUND	18
NAA OPPORTUNITY FUND	23
NAA RISK MANAGED REAL ESTATE FUND	38
NAA SMID-CAP VALUE FUND	45
NAA WORLD EQUITY INCOME FUND	50
STATEMENTS OF ASSETS AND LIABILITIES	58
STATEMENTS OF OPERATIONS	60
STATEMENTS OF CHANGES IN NET ASSETS	62
FINANCIAL HIGHLIGHTS	70
NOTES TO FINANCIAL STATEMENTS	102
ADDITIONAL INFORMATION	125

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.5%
	Communications - 5.4%
22,934	Alphabet, Inc., Class C	$3,582,978
252	Booking Holdings, Inc.	1,160,941
4,752	Meta Platforms, Inc., Class A	2,738,863
4,294	T-Mobile US, Inc.	1,145,253
15,738	Uber Technologies, Inc.(a)	1,146,671
		9,774,706
	Consumer Discretionary - 6.0%
20,506	Amazon.com, Inc.(a)	3,901,473
18,087	Chipotle Mexican Grill, Inc.(a)	908,148
3,638	D.R. Horton, Inc.	462,498
12,626	General Motors Company	593,801
3,053	Hilton Worldwide Holdings, Inc.(a)	694,710
3,034	Lennar Corporation, Class A	348,243
1,404	lululemon athletica, Inc.(a)	397,416
2,952	Marriott International, Inc., Class A	703,166
723	O’Reilly Automotive, Inc.(a)	1,035,755
2,609	PulteGroup, Inc.	268,205
5,968	Tesla, Inc.(a)	1,546,667
		10,860,082
	Consumer Staples - 2.9%
16,490	Coca-Cola Co. (The)	1,181,014
15,401	Keurig Dr. Pepper, Inc.	527,022
7,617	PepsiCo, Inc.	1,142,093
6,835	Procter & Gamble Co. (The)	1,164,821
13,299	Walmart, Inc.	1,167,519
		5,182,469
	Energy - 2.2%
12,400	Baker Hughes, a GE Company	544,980
2,296	Diamondback Energy, Inc.	367,084
10,086	Exxon Mobil Corporation	1,199,528
1,458	First Solar, Inc.(a)	184,335
11,055	Halliburton Company	280,465
5,157	Phillips 66	636,787

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.5% (Continued)
	Energy - 2.2% (Continued)
17,819	Schlumberger Ltd.	$744,834
		3,958,013
	Financials - 6.7%
3,408	Allstate Corporation (The)	705,695
4,293	American Express Co.	1,155,032
7,537	American International Group, Inc.	655,267
3,250	Arthur J. Gallagher & Co.	1,122,030
27,371	Bank of America Corporation	1,142,192
4,003	Berkshire Hathaway, Inc., Class B(a)	2,131,918
3,780	Chubb Ltd.	1,141,522
15,956	Citigroup, Inc.	1,132,716
3,691	Hartford Insurance Group, Inc. (The)	456,687
6,103	JPMorgan Chase & Co.	1,497,067
5,043	PNC Financial Services Group, Inc. (The)	886,408
		12,026,534
	Health Care - 5.1%
3,554	Amgen, Inc.	1,107,249
3,032	Cardinal Health, Inc.	417,718
6,304	Centene Corporation(a)	382,716
2,536	Cooper Companies, Inc. (The)(a)	213,912
1,712	Eli Lilly & Co.	1,413,958
10,185	Gilead Sciences, Inc.	1,141,229
859	Insulet Corporation(a)	225,582
12,040	Merck & Company, Inc.	1,080,710
2,280	UnitedHealth Group, Inc.	1,194,150
2,194	Vertex Pharmaceuticals, Inc.(a)	1,063,695
5,697	Zoetis, Inc.	938,011
		9,178,930
	Industrials - 5.8%
15,295	Amphenol Corporation, Class A	1,003,199
3,350	Caterpillar, Inc.	1,104,830
4,420	Cintas Corp.	908,443
2,316	Deere & Company	1,087,015
7,999	Delta Air Lines, Inc.	348,756

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.5% (Continued)
	Industrials - 5.8% (Continued)
7,264	Fastenal Company	$563,323
5,641	General Electric, Co.	1,129,046
479	Huntington Ingalls Industries, Inc.	97,735
685	Nordson Corporation	138,178
1,617	Parker-Hannifin Corporation	982,893
2,595	Republic Services, Inc.	628,405
7,424	Southwest Airlines Company	249,298
4,737	Union Pacific Corporation	1,119,069
828	United Rentals, Inc.(a)	518,908
565	W.W. Grainger, Inc.	558,124
		10,437,222
	Materials - 1.4%
18,358	Amcor plc(a)	178,073
3,269	Ecolab, Inc.	828,757
3,109	Sherwin-Williams Company (The)	1,085,631
1,647	Vulcan Materials Company	384,245
		2,476,706
	Real Estate - 1.8%
5,194	American Tower Corp.	1,130,214
3,724	CBRE Group, Inc., Class A(a)	487,025
3,725	Iron Mountain, Inc.	320,499
11,235	Realty Income Corp.	651,742
3,925	Simon Property Group, Inc.	651,864
		3,241,344
	Technology - 18.2%
32,651	Apple, Inc.	7,252,767
10,176	Broadcom, Inc.	1,703,768
18,811	Cisco Systems, Inc.	1,160,826
308	Fair Isaac Corporation(a)	568,001
5,151	Fiserv, Inc.(a)	1,137,495
1,012	Gartner, Inc.(a)	424,777
1,881	Intuit, Inc.	1,154,915
943	Jack Henry & Associates, Inc.	172,192
2,153	Mastercard, Inc., Class A	1,180,102

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.5% (Continued)
	Technology - 18.2% (Continued)
16,188	Microsoft Corp.	$6,076,814
53,238	NVIDIA Corp.	5,769,934
3,231	NXP Semiconductors N.V.	614,084
5,350	ON Semiconductor Corporation(a)	217,692
7,587	Oracle Corporation	1,060,738
6,065	Palo Alto Networks, Inc.(a)	1,034,932
575	Paycom Software, Inc.(a)	125,626
12,579	PayPal Holdings, Inc.(a)	820,780
2,296	S&P Global, Inc.	1,166,598
4,061	salesforce.com, Inc.	1,089,810
540	Tyler Technologies, Inc.(a)	313,951
		33,045,802
	Utilities - 2.0%
2,523	American Water Works Company, Inc.	372,193
4,046	Constellation Energy Corp.	815,795
9,254	Duke Energy Corporation	1,128,710
12,874	Exelon Corp.	593,234
6,606	FirstEnergy Corporation	267,015
9,509	PPL Corporation	343,370
		3,520,317

	TOTAL COMMON STOCKS (Cost $97,340,695)	103,702,125

	EXCHANGE-TRADED FUNDS — 22.3%
	Equity - 1.6%
2,574	iShares Core S&P 500 ETF	1,446,331
2,600	SPDR® S&P 500® ETF Trust	1,454,414
		2,900,745
	Fixed Income - 20.7%
12,168	iShares iBoxx $ High Yield Corporate Bond ETF	959,934
172,996	iShares Intermediate Credit Bond Fund	9,085,750
273,300	SPDR Portfolio Intermediate Term Corporate Bond	9,084,492

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 22.3% (Continued)
	Fixed Income - 20.7% (Continued)
222,282	Vanguard Intermediate-Term Corporate Bond ETF(a)	$18,173,775
		37,303,951

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,186,132)	40,204,696

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp (Cost $970,342)	4.7500	01/15/28	950,172

	CORPORATE BONDS — 18.8%
	COMMUNICATIONS — 2.6%
1,000,000	Boyd Gaming Corporation	4.7500	12/01/27	978,212
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.5000	06/01/33	852,088
1,000,000	Cogent Communications GR(b)	3.5000	05/01/26	974,627
1,000,000	Nexstar Broadcasting, Inc(b)	4.7500	11/01/28	935,093
1,000,000	Telecom Italia Capital S.A.	7.2000	07/18/36	1,004,674
				4,744,694
	CONSUMER DISCRETIONARY — 3.7%
1,000,000	Builders FirstSource, Inc.(b)	6.3750	03/01/34	992,342
1,000,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	1,015,101
1,000,000	Light & Wonder International, Inc.(b)	7.2500	11/15/29	1,014,551
1,000,000	Nissan Motor Acceptance Company, LLC(b)	2.7500	03/09/28	919,231
1,000,000	Papa Johns International(b)	3.8750	09/15/29	930,409
1,000,000	Six Flags Entertainment Corporation(b)	7.2500	05/15/31	1,004,475
1,000,000	Thor Industries, Inc.(b)	4.0000	10/15/29	900,448
				6,776,557
	CONSUMER STAPLES — 1.1%
1,000,000	Lamb Weston Holdings, Inc.(b)	4.3750	01/31/32	914,320
1,000,000	Performance Food Group Inc(b)	6.1250	09/15/32	993,998
				1,908,318

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ENERGY — 2.7%
1,000,000	California Resources Corporation(b)	8.2500	06/15/29	$1,017,025
1,000,000	Matador Resources Company(b)	6.8750	04/15/28	1,012,343
1,000,000	Occidental Petroleum Corporation	3.2000	08/15/26	977,575
1,000,000	Valaris Ltd.(b)	8.3750	04/30/30	1,000,018
1,000,000	Valvoline, Inc.(b)	3.6250	06/15/31	868,997
				4,875,958
	FINANCIALS — 0.6%
1,000,000	Starwood Property Trust, Inc.(b)	7.2500	04/01/29	1,026,464

	HEALTH CARE — 1.6%
1,000,000	Encompass Health Corporation	4.6250	04/01/31	937,304
1,000,000	Perrigo Finance Unlimited Company	6.1250	09/30/32	980,331
1,000,000	TELEFLEX INC (b)	4.2500	06/01/28	954,244
				2,871,879
	INDUSTRIALS — 2.7%
1,000,000	Aramark Services, Inc.(b)	5.0000	02/01/28	980,512
1,000,000	Atkore, Inc.(b)	4.2500	06/01/31	881,402
1,000,000	Berry Global Escrow Corporation(b)	5.6250	07/15/27	998,131
1,000,000	Chart Industries, Inc.(b)	9.5000	01/01/31	1,067,330
1,000,000	Dycom Industries, Inc.(b)	4.5000	04/15/29	936,607
				4,863,982
	MATERIALS — 1.1%
1,000,000	Advanced Drainage Systems, Inc.(b)	6.3750	06/15/30	1,004,299
1,000,000	Cleveland-Cliffs, Inc.(b)	7.0000	03/15/32	959,700
				1,963,999
	REAL ESTATE — 1.1%
1,000,000	Iron Mountain Information Management Services(b)	5.0000	07/15/32	924,716
1,000,000	SBA COMMUNICATIONS CORP	3.8750	02/15/27	972,062
				1,896,778
	SOFTWARE — 0.5%
1,000,000	OPEN TEXT HLDGS INC SR GLBL 144A(b)	4.1250	02/15/30	912,034

See accompanying notes to financial statements.

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.8% (Continued)
	UTILITES — 1.1%
1,000,000	NRG Energy, Inc.(b)	6.2500	11/01/34	$985,590
1,000,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	1,049,610
				2,035,200

	TOTAL CORPORATE BONDS (Cost $34,146,771)			33,875,863

	TOTAL INVESTMENTS - 99.1% (Cost $172,643,940)			$178,732,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			1,641,820
	NET ASSETS - 100.0%			$180,374,676

ETF - Exchange-Traded Fund

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $28,025,705 or 15.5% of net assets.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Communications - 4.0%
8,141	Match Group, Inc.(a)	$253,999
6,259	Omnicom Group, Inc.	518,934
2,490	T-Mobile US, Inc.	664,107
2,609	VeriSign, Inc.(a)	662,347
5,255	Walt Disney Co. (The)	518,669
		2,618,056
	Consumer Discretionary - 7.2%
10,689	Amazon.com, Inc.(a)	2,033,690
55,814	Ford Motor Company	559,814
8,223	LKQ Corporation	349,806
7,114	MGM Resorts International(a)	210,859
7,640	NIKE, Inc., Class B	484,987
6,090	Starbucks Corp.	597,368
4,632	TJX Cos., Inc. (The)	564,178
		4,800,702
	Consumer Staples - 7.7%
10,574	Altria Group, Inc.	634,651
9,466	Coca-Cola Co. (The)	677,955
6,195	Colgate-Palmolive Company	580,472
6,935	McCormick & Company, Inc.	570,820
5,518	Molson Coors Brewing Company, Class B	335,881
9,451	Mondelez International, Inc., Class A	641,250
6,369	Procter & Gamble Co. (The)	1,085,405
6,366	Walmart, Inc.	558,871
		5,085,305
	Energy - 5.5%
4,575	Chevron Corporation	765,352
5,945	ConocoPhillips	624,344
22,827	Coterra Energy, Inc.	659,700
11,937	Exxon Mobil Corporation	1,419,668
1,612	First Solar, Inc.(a)	203,805
		3,672,869
	Financials - 12.5%
18,090	Bank of America Corporation	754,896

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Financials - 12.5% (Continued)
2,547	Berkshire Hathaway, Inc., Class B(a)	$1,356,481
3,195	Capital One Financial Corporation	572,864
2,163	Chubb Ltd.	653,204
8,409	Citigroup, Inc.	596,955
1,348	Everest Re Group Ltd.	489,769
9,835	Franklin Resources, Inc.	189,324
1,022	Goldman Sachs Group, Inc. (The)	558,308
3,308	JPMorgan Chase & Co.	811,452
2,391	Travelers Companies, Inc. (The)	632,324
12,853	Truist Financial Corporation	528,901
11,597	U.S. Bancorp	489,625
8,547	Wells Fargo & Company	613,589
		8,247,692
	Health Care - 15.3%
2,491	AmerisourceBergen Corporation	692,722
2,155	Amgen, Inc.	671,391
4,986	Bio-Techne Corporation	292,329
4,835	Cardinal Health, Inc.	666,118
9,771	Centene Corporation(a)	593,197
1,600	Charles River Laboratories International, Inc.(a)	240,832
11,896	CVS Health Corporation	805,955
7,130	DexCom, Inc.(a)	486,908
1,568	Elevance Health Incorporated	682,017
6,461	Gilead Sciences, Inc.	723,955
1,813	HCA Healthcare, Inc.	626,482
2,105	Humana, Inc.	556,983
2,048	Incyte Corporation(a)	124,006
2,878	IQVIA Holdings, Inc.(a)	507,391
5,982	Merck & Company, Inc.	536,944
2,576	UnitedHealth Group, Inc.	1,349,180
3,303	Zoetis, Inc.	543,839
		10,100,249
	Industrials - 10.9%
17,116	CSX Corporation	503,724

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Industrials - 10.9% (Continued)
1,340	Deere & Company	$628,929
3,874	Jacobs Solutions, Inc.	468,328
7,014	Johnson Controls International PLC	561,892
2,581	L3Harris Technologies, Inc.	540,229
1,226	Northrop Grumman Corporation	627,724
2,782	Old Dominion Freight Line, Inc.	460,282
1,905	Rockwell Automation, Inc.	492,214
3,715	Rollins, Inc.	200,721
1,644	Snap-on, Inc.	554,044
16,910	Southwest Airlines Company	567,838
5,886	Textron, Inc.	425,264
2,565	Union Pacific Corporation	605,955
4,707	Xylem, Inc.	562,298
		7,199,442
	Materials - 3.1%
45,420	Amcor plc(a)	440,574
2,299	Ecolab, Inc.	582,842
13,947	Freeport-McMoRan, Inc.	528,033
4,387	Nucor Corporation	527,932
		2,079,381
	Real Estate - 3.4%
3,001	American Tower Corp.	653,018
3,121	Digital Realty Trust, Inc.	447,208
3,668	Extra Space Storage, Inc.	544,661
17,903	Invitation Homes, Inc.	623,920
		2,268,807
	Technology - 22.5%
4,719	Akamai Technologies, Inc.(a)	379,880
21,944	Apple, Inc.	4,874,422
1,944	Automatic Data Processing, Inc.	593,950
10,260	Cisco Systems, Inc.	633,145
7,321	CoStar Group, Inc.(a)	580,042
659	FactSet Research Systems, Inc.	299,608
7,126	Gen Digital, Inc.	189,124

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Technology - 22.5% (Continued)
28,655	Intel Corp.	$650,754
9,314	Microchip Technology, Inc.	450,891
6,073	Micron Technology, Inc.	527,683
9,639	Microsoft Corp.	3,618,384
3,385	NetApp, Inc.	297,338
2,643	NXP Semiconductors N.V.	502,329
8,519	ON Semiconductor Corporation(a)	346,638
6,394	PayPal Holdings, Inc.(a)	417,209
3,793	QUALCOMM, Inc.	582,643
		14,944,040
	Utilities - 5.9%
4,383	American Water Works Company, Inc.	646,580
5,437	Duke Energy Corporation	663,151
7,003	Edison International	412,617
7,220	Evergy, Inc.	497,819
15,662	Exelon Corporation	721,705
14,010	FirstEnergy Corporation	566,284
11,261	PPL Corporation	406,635
		3,914,791

	TOTAL COMMON STOCKS (Cost $64,362,504)	64,931,334

	EXCHANGE-TRADED FUNDS — 1.9%
	Equity - 1.9%
3,394	iShares Russell 1000 Value Index Fund	638,615
3,185	iShares S&P 500 Value ETF	606,997
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,240,071)	1,245,612

	TOTAL INVESTMENTS - 99.9% (Cost $65,602,575)	$66,176,946
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	43,954
	NET ASSETS - 100.0%	$66,220,900

See accompanying notes to financial statements.

ETF - Exchange-Traded Fund

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1%
	Communications - 9.2%
39,977	Alphabet, Inc., Class A	$6,182,043
9,916	Alphabet, Inc., Class C	1,549,177
540	Booking Holdings, Inc.	2,487,731
10,298	Meta Platforms, Inc., Class A	5,935,355
9,238	T-Mobile US, Inc.	2,463,867
33,866	Uber Technologies, Inc.(a)	2,467,477
		21,085,650
	Consumer Discretionary - 10.2%
44,348	Amazon.com, Inc.(a)	8,437,651
38,902	Chipotle Mexican Grill, Inc.(a)	1,953,269
7,821	D.R. Horton, Inc.	994,283
27,174	General Motors Co.	1,277,993
6,609	Hilton Worldwide Holdings, Inc.(a)	1,503,878
6,461	Lennar Corporation, Class A	741,594
3,018	lululemon athletica, Inc.(a)	854,275
6,355	Marriott International, Inc., Class A	1,513,761
1,559	O’Reilly Automotive, Inc.(a)	2,233,392
5,577	PulteGroup, Inc.	573,316
12,980	Tesla, Inc.(a)	3,363,897
		23,447,309
	Consumer Staples - 4.8%
35,313	Coca-Cola Co. (The)	2,529,117
33,123	Keurig Dr. Pepper, Inc.	1,133,469
16,338	PepsiCo, Inc.	2,449,720
14,636	Procter & Gamble Co. (The)	2,494,267
28,653	Walmart, Inc.	2,515,447
		11,122,020
	Energy - 3.7%
26,658	Baker Hughes Co.	1,171,619
4,949	Diamondback Energy, Inc.	791,246
21,681	Exxon Mobil Corporation	2,578,521
3,144	First Solar, Inc.(a)	397,496
23,796	Halliburton Company	603,705
11,089	Phillips 66	1,369,270

See accompanying notes to financial statements.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Energy - 3.7% (Continued)
38,358	Schlumberger Ltd.	$1,603,364
		8,515,221
	Financials - 11.2%
7,333	Allstate Corporation (The)	1,518,444
9,228	American Express Co.	2,482,793
16,205	American International Group, Inc.	1,408,863
7,009	Arthur J. Gallagher & Co.	2,419,787
58,847	Bank of America Corporation	2,455,685
8,607	Berkshire Hathaway, Inc., Class B(a)	4,583,916
8,123	Chubb Ltd.	2,453,065
34,316	Citigroup, Inc.	2,436,093
7,930	Hartford Insurance Group, Inc. (The)	981,179
13,125	JPMorgan Chase & Co.	3,219,563
10,849	PNC Financial Services Group, Inc. (The)	1,906,929
		25,866,317
	Health Care - 8.6%
7,625	Amgen, Inc.	2,375,569
6,535	Cardinal Health, Inc.	900,327
13,567	Centene Corporation(a)	823,653
5,454	Cooper Companies, Inc. (The)(a)	460,045
3,703	Eli Lilly & Co.	3,058,344
21,918	Gilead Sciences, Inc.	2,455,912
1,851	Insulet Corporation(a)	486,091
25,829	Merck & Co., Inc.	2,318,411
4,880	UnitedHealth Group, Inc.	2,555,900
4,706	Vertex Pharmaceuticals, Inc.(a)	2,281,563
12,269	Zoetis, Inc.	2,020,091
		19,735,906
	Industrials - 9.8%
32,895	Amphenol Corporation, Class A	2,157,583
7,220	Caterpillar, Inc.	2,381,155
9,533	Cintas Corp.	1,959,318
4,999	Deere & Company	2,346,281
17,301	Delta Air Lines, Inc.	754,324

See accompanying notes to financial statements.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Industrials - 9.8% (Continued)
15,630	Fastenal Company	$1,212,107
12,133	General Electric, Co.	2,428,420
1,031	Huntington Ingalls Industries, Inc.	210,365
1,477	Nordson Corporation	297,940
3,475	Parker-Hannifin Corporation	2,112,279
5,594	Republic Services, Inc.	1,354,643
16,011	Southwest Airlines Company	537,649
10,186	Union Pacific Corporation	2,406,341
1,796	United Rentals, Inc.(a)	1,125,553
1,218	W.W. Grainger, Inc.	1,203,177
		22,487,135
	Materials - 2.3%
39,454	Amcor plc(a)	382,704
7,020	Ecolab, Inc.	1,779,710
6,645	Sherwin-Williams Company (The)	2,320,368
3,541	Vulcan Materials Company	826,115
		5,308,897
	Real Estate - 3.0%
11,161	American Tower Corp.	2,428,634
8,020	CBRE Group, Inc., Class A(a)	1,048,856
8,022	Iron Mountain, Inc.	690,213
24,158	Realty Income Corp.	1,401,405
8,350	Simon Property Group, Inc.	1,386,768
		6,955,876
	Technology - 31.0%
70,657	Apple, Inc.	15,695,039
22,009	Broadcom, Inc.	3,684,967
40,505	Cisco Systems, Inc.	2,499,564
660	Fair Isaac Corporation(a)	1,217,146
11,084	Fiserv, Inc.(a)	2,447,680
2,189	Gartner, Inc.(a)	918,811
4,062	Intuit, Inc.	2,494,027
2,037	Jack Henry & Associates, Inc.	371,956
4,632	Mastercard, Inc., Class A	2,538,892

See accompanying notes to financial statements.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Technology - 31.0% (Continued)
34,926	Microsoft Corp.	$13,110,871
114,996	NVIDIA Corp.	12,463,266
6,939	NXP Semiconductors N.V.	1,318,826
11,511	ON Semiconductor Corp.(a)	468,383
16,328	Oracle Corporation	2,282,818
13,135	Palo Alto Networks, Inc.(a)	2,241,356
1,236	Paycom Software, Inc.(a)	270,041
27,101	PayPal Holdings, Inc.(a)	1,768,340
4,943	S&P Global, Inc.	2,511,538
8,772	salesforce.com, Inc.	2,354,054
1,162	Tyler Technologies, Inc.(a)	675,575
		71,333,150
	Utilities - 3.3%
5,407	American Water Works Company, Inc.	797,641
8,755	Constellation Energy Corp.	1,765,270
19,843	Duke Energy Corporation	2,420,251
27,687	Exelon Corp.	1,275,817
14,167	FirstEnergy Corporation	572,630
20,389	PPL Corporation	736,247
		7,567,856

	TOTAL COMMON STOCKS (Cost $229,330,911)	223,425,337

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
4,100	iShares Core S&P 500 ETF	2,303,790
4,107	SPDR® S&P 500® ETF Trust	2,297,415
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,664,700)	4,601,205

See accompanying notes to financial statements.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 99.1% (Cost $233,995,611)	$228,026,542
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	2,160,435
	NET ASSETS - 100.0%	$230,186,977

ETF - Exchange-Traded Fund

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 1.6%
4,961	Expedia Group, Inc.(a)	$833,944
5,760	New York Times Company (The), Class A	285,696
		1,119,640
	Consumer Discretionary - 11.7%
3,333	Abercrombie & Fitch Company, Class A	254,541
2,638	Boyd Gaming Corporation(a)	173,660
4,104	Burlington Stores, Inc.(a)	978,106
4,802	Churchill Downs, Inc.	533,358
3,798	Crocs, Inc.(a)	403,348
5,681	Deckers Outdoor Corporation(a)	635,192
2,262	Dick’s Sporting Goods, Inc.	455,929
6,091	Gentex Corporation	141,920
1,869	Grand Canyon Education, Inc.(a)	323,374
5,771	Light & Wonder, Inc.(a)	499,826
6,334	Live Nation Entertainment, Inc.(a)	827,094
1,624	Ralph Lauren Corporation	358,482
1,028	Scotts Miracle-Gro Company (The)(a)	56,427
6,684	Tempur Sealy International, Inc.	400,238
4,355	Texas Roadhouse, Inc.	725,674
6,601	Toll Brothers, Inc.	697,000
4,459	Travel + Leisure Company	206,407
1,903	Wingstop, Inc.(a)	429,279
		8,099,855
	Consumer Staples - 4.5%
4,067	BJ’s Wholesale Club Holdings, Inc.(a)	464,045
1,669	Casey’s General Stores, Inc.	724,413
3,672	e.l.f. Beauty, Inc.(a)	230,565
12,461	Monster Beverage Corporation(a)	729,218
6,497	Sprouts Farmers Market, Inc.(a)	991,701
		3,139,942
	Energy - 2.2%
6,358	DT Midstream, Inc.	613,420
4,839	Matador Resources Company(a)	247,225
41,586	Permian Resources Corporation	575,966

See accompanying notes to financial statements.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Energy - 2.2% (Continued)
2,273	Weatherford International plc	$121,719
		1,558,330
	Financials - 13.7%
9,605	Brown & Brown, Inc.	1,194,861
2,932	Cullen/Frost Bankers, Inc.	367,086
6,594	Discover Financial Services	1,125,596
9,058	East West Bancorp, Inc.	813,046
2,321	Evercore, Inc., Class A	463,550
2,725	Hamilton Lane, Inc., Class A(a)	405,126
3,501	HOULIHAN LOKEY, INC.	565,412
7,093	Interactive Brokers Group, Inc., Class A	1,174,530
1,438	Kinsale Capital Group, Inc.	699,889
7,947	MGIC Investment Corp.	196,927
2,175	Primerica, Inc.	618,853
3,384	RenaissanceRe Holdings Ltd.	812,160
6,952	Ryan Specialty Group Holdings, Inc.(a)	513,544
7,108	Western Alliance Bancorp.	546,108
		9,496,688
	Health Care - 10.6%
1,822	DaVita, Inc.(a)	278,711
6,789	DexCom, Inc.(a)	463,621
4,692	Encompass Health Corporation	475,206
3,699	Ensign Group, Inc. (The)	478,651
18,697	Exelixis, Inc.(a)	690,293
7,424	Globus Medical, Inc., Class A(a)	543,437
8,300	Halozyme Therapeutics, Inc.(a)	529,623
4,544	Lantheus Holdings, Inc.(a)	443,494
1,665	Medpace Holdings, Inc.(a)	507,309
6,620	Neurocrine Biosciences, Inc.(a)	732,172
1,627	Penumbra, Inc.(a)	435,076
6,221	Sarepta Therapeutics, Inc.(a)	397,024
3,778	Tenet Healthcare Corporation(a)	508,141
2,916	United Therapeutics Corporation(a)	898,915
		7,381,673

See accompanying notes to financial statements.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 25.1%
4,387	AAON, Inc.	$342,756
4,633	AECOM(a)	429,618
1,865	Allegion plc	243,308
42,800	American Airlines Group, Inc.	451,540
2,510	Applied Industrial Technologies, Inc.	565,603
5,969	BWX Technologies, Inc.	588,842
2,729	Chart Industries, Inc.(a)	393,958
3,306	Clean Harbors, Inc.(a)	651,613
2,301	Comfort Systems USA, Inc.	741,681
7,811	Core & Main, Inc., Class A(a)	377,349
2,480	Curtiss-Wright Corporation	786,829
4,459	Donaldson Company, Inc.	299,021
2,997	EMCOR Group, Inc.	1,107,781
3,683	Esab Corp.	429,070
5,405	Graco, Inc.	451,372
8,934	H&R Block, Inc.	490,566
3,766	ITT, Inc.	486,416
2,098	Lennox International, Inc.	1,176,622
2,092	Lincoln Electric Holdings, Inc.	395,723
4,007	MasTec, Inc.(a)	467,657
1,426	Novanta, Inc.(a)	182,343
10,790	nVent Electric plc	565,612
12,056	RB Global, Inc.	1,209,217
2,021	RBC Bearings, Inc.(a)	650,296
1,727	Saia, Inc.(a)	603,466
17,508	Tetra Tech, Inc.	512,109
1,918	TopBuild Corporation(a)	584,894
4,120	Vontier Corp.	135,342
1,407	Watsco, Inc.	715,179
908	Watts Water Technologies, Inc., Class A	185,159
3,893	Woodward, Inc.	710,433
3,723	XPO Logistics, Inc.(a)	400,520
		17,331,895

See accompanying notes to financial statements.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Materials - 5.0%
2,294	AptarGroup, Inc.	$340,384
7,683	Axalta Coating Systems Ltd.(a)	254,845
2,187	Eagle Materials, Inc.	485,361
4,655	Ecolab, Inc.	1,180,136
4,081	Louisiana-Pacific Corporation	375,370
4,784	RPM International, Inc.	553,413
1,813	Simpson Manufacturing Company, Inc.	284,786
		3,474,295
	Real Estate - 5.2%
7,884	American Homes 4 Rent, Class A	298,094
6,237	Equity LifeStyle Properties, Inc.	416,008
7,713	Gaming and Leisure Properties, Inc.	392,592
3,619	Lamar Advertising Company, Class A	411,770
6,540	Simon Property Group, Inc.	1,086,163
759	Texas Pacific Land Corp.	1,005,667
		3,610,294
	Technology - 16.7%
1,556	ANSYS, Inc.(a)	492,567
1,504	AppFolio, Inc., Class A(a)	330,730
2,076	Broadridge Financial Solutions, Inc.	503,347
2,113	Cirrus Logic, Inc.(a)	210,571
2,830	CommVault Systems, Inc.(a)	446,461
13,246	DocuSign, Inc.(a)	1,078,224
8,862	Dropbox, Inc., CLASS A(a)	236,704
2,470	DUOLINGO(a)	767,034
2,356	Fabrinet(a)	465,334
5,709	HealthEquity, Inc.(a)	504,504
4,407	Lattice Semiconductor Corporation(a)	231,147
3,969	Manhattan Associates, Inc.(a)	686,796
1,754	Morningstar, Inc.	525,972
6,078	Paychex, Inc.	937,714
1,954	Paycom Software, Inc.(a)	426,910
2,836	Paylocity Holding Corporation(a)	531,296
20,318	Pure Storage, Inc., Class A(a)	899,478

See accompanying notes to financial statements.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 16.7% (Continued)
1,384	Qualys, Inc.(a)	$174,287
20,307	Super Micro Computer, Inc.(a)	695,312
1,724	Tyler Technologies, Inc.(a)	1,002,316
1,321	Universal Display Corporation(a)	184,253
1,818	WEX, Inc.(a)	285,462
		11,616,419
	Utilities - 1.1%
9,482	Public Service Enterprise Group, Inc.	780,369

	TOTAL COMMON STOCKS (Cost $73,718,605)	67,609,400

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
5,932	iShares Russell Mid-Cap Growth ETF	696,951
8,226	iShares S&P MidCap 400 Growth Index	685,061
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,377,686)	1,382,012

	TOTAL INVESTMENTS - 99.4% (Cost $75,096,291)	$68,991,412
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	398,929
	NET ASSETS - 100.0%	$69,390,341

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4%
	Communications - 8.2%
4,228	Anterix, Inc.(a)	$154,745
121	AppLovin Corporation, Class A(a)	32,061
2,189	AST SpaceMobile, Inc.(a)	49,778
8,375	AT&T, Inc.	236,844
7,534	ATN International, Inc.	153,016
2,826	Cogent Communications Holdings, Inc.	173,262
469	Expedia Group, Inc.(a)	78,839
7,186	Globalstar, Inc.(a)	149,900
1,284	GoDaddy, Inc., Class A(a)	231,300
4,486	IDT Corporation, Class B	230,176
7,180	Iridium Communications, Inc.(a)	196,158
19,749	Liberty Global Ltd., Class A(a)	227,311
33,662	Liberty Latin America Ltd., C(a)	209,041
7,129	Shenandoah Telecommunications Company	89,612
10,623	Spok Holdings, Inc.	174,642
6,095	Telephone & Data Systems, Inc.	236,120
830	T-Mobile US, Inc.	221,369
5,113	Verizon Communications, Inc.	231,926
		3,076,100
	Consumer Discretionary - 5.5%
567	Adtalem Global Education, Inc.(a)	57,063
293	Amazon.com, Inc.(a)	55,746
1,196	Armstrong World Industries, Inc.	168,492
1,367	Avis Budget Group, Inc.(a)	103,755
640	Builders FirstSource, Inc.(a)	79,962
2,509	Carnival Corporation	49,001
1,004	Churchill Downs, Inc.	111,514
515	Columbia Sportswear Company	38,980
1,652	eBay, Inc.(a)	111,890
1,117	Etsy, Inc.(a)	52,700
1,130	Fortune Brands Home & Security, Inc.	68,794
287	Grand Canyon Education, Inc.(a)	49,657
6,636	Hanesbrands, Inc.(a)	38,290
1,983	Kontoor Brands, Inc.	127,170

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Consumer Discretionary - 5.5% (Continued)
739	Lowe’s Cos., Inc.	$172,357
2,745	Masco Corporation	190,888
1,765	Norwegian Cruise Line Holdings Ltd.(a)	33,464
4,413	Peloton Interactive, Inc., Class A(a)	27,890
674	Planet Fitness, Inc., Class A(a)	65,115
1,764	Prog Holdings, Inc.	46,922
1,262	PVH Corporation	81,576
383	Ralph Lauren Corporation	84,543
2,044	Red Rock Resorts, Inc., Class A	88,648
595	Royal Caribbean Cruises Ltd.	122,238
1,224	ScanSource, Inc.(a)	41,628
		2,068,283
	Consumer Staples - 1.6%
3,967	Altria Group, Inc.	238,100
1,942	Colgate-Palmolive Company	181,965
496	Ingredion, Inc.	67,064
524	Philip Morris International, Inc.	83,175
1,223	Primo Brands Corp.	43,404
		613,708
	Energy - 2.8%
6,407	Antero Midstream Corporation	115,326
364	Cheniere Energy, Inc.	84,230
3,950	Civitas Resources, Inc.	137,816
3,413	DNOW, Inc.(a)	58,294
1,394	DT Midstream, Inc.	134,493
357	EOG Resources, Inc.	45,782
1,773	Murphy Oil Corporation	50,353
5,000	Northern Oil and Gas, Inc.	151,149
1,336	Ovintiv, Inc.	57,181
1,127	Riley Exploration Permian, Inc.	32,875
2,196	Williams Companies, Inc. (The)	131,233
1,690	World Fuel Services Corporation	47,928
		1,046,660

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Financials - 6.5%
1,474	AerCap Holdings N.V.(a)	$150,599
2,387	Air Lease Corporation	115,316
212	Ameriprise Financial, Inc.	102,631
3,702	Annaly Capital Management, Inc.	75,188
530	Assured Guaranty Ltd.	46,693
1,078	Charles Schwab Corp. (The)	84,386
3,086	Chimera Investment Corporation	39,593
5,085	Citizens Financial Group, Inc.	208,332
1,371	Commerce Bancshares, Inc.	85,317
500	Cullen/Frost Bankers, Inc.	62,600
3,190	Fifth Third Bancorp	125,048
612	Interactive Brokers Group, Inc., Class A	101,341
13,113	Invesco Mortgage Capital, Inc.	103,462
803	Jackson Financial Corp.	67,275
1,046	LendingTree, Inc.(a)	52,582
8,371	MFA Financial, Inc.	85,886
5,636	Navient Corp.	71,183
616	PNC Financial Services Group, Inc. (The)	108,274
643	QCR Holdings, Inc.	45,859
9,628	Regions Financial Corporation	209,217
865	Reinsurance Group of America, Inc.	170,319
7,333	Starwood Property Trust, Inc.	144,973
1,417	Synchrony Financial	75,016
7,009	TPG RE Finance Trust, Inc.	57,123
794	Zions Bancorporation	39,589
		2,427,802
	Health Care - 4.5%
8,235	BioCryst Pharmaceuticals, Inc.(a)	61,763
1,110	Biogen, Inc.(a)	151,891
367	DaVita, Inc.(a)	56,140
3,540	Exelixis, Inc.(a)	130,697
1,195	Gilead Sciences, Inc.	133,900
685	Globus Medical, Inc., Class A(a)	50,142
1,045	Incyte Corporation(a)	63,275

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Health Care - 4.5% (Continued)
1,628	Merck & Company, Inc.	$146,130
5,206	Organon & Co.	77,517
419	PerkinElmer, Inc.	44,330
8,448	Premier, Inc., Class A	162,877
885	Tenet Healthcare Corporation(a)	119,033
2,816	Teva Pharmaceutical Industries Ltd. - ADR	43,282
99	United Therapeutics Corporation(a)	30,519
301	Waters Corporation(a)	110,940
696	Zimmer Biomet Holdings, Inc.	78,773
1,333	Zoetis, Inc.	219,478
		1,680,687
	Industrials - 9.5%
1,538	3M Company	225,871
792	A.O. Smith Corporation	51,765
27,617	ADT, Inc.	224,802
525	Allegion plc	68,492
1,222	Allison Transmission Holdings, Inc.	116,909
260	Applied Industrial Technologies, Inc.	58,588
625	Atkore International Group, Inc.	37,494
1,167	C.H. Robinson Worldwide, Inc.	119,501
1,478	Core & Main, Inc., Class A(a)	71,402
7,393	Costamare, Inc.	72,747
1,536	CSX Corporation	45,204
150	Curtiss-Wright Corporation	47,591
2,379	Delta Air Lines, Inc.	103,724
124	EMCOR Group, Inc.	45,834
573	Expeditors International of Washington, Inc.	68,903
1,878	Flowserve Corporation	91,722
1,298	Fluor Corporation	46,494
2,578	Genco Shipping & Trade Ltd.(a)	34,442
429	Generac Holdings, Inc.(a)	54,333
336	General Electric, Co.	67,250
720	Granite Construction, Inc.	54,288
1,243	H&R Block, Inc.	68,253

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Industrials - 9.5% (Continued)
880	Herc Holdings, Inc.(a)	$118,158
436	Illinois Tool Works, Inc.	108,132
936	Kirby Corporation(a)	94,545
123	Lennox International, Inc.	68,982
819	Otis Worldwide Corporation	84,521
881	Pentair plc	77,070
2,165	REV GROUP, INC.	68,414
896	Ryder System, Inc.	128,854
818	SkyWest, Inc.	71,469
237	Snap-on, Inc.	79,871
2,444	Toro Company (The)	177,801
423	Trane Technologies plc	142,517
59	TransDigm Group, Inc.(a)	81,614
2,345	Tutor Perini Corporation(a)	54,357
915	Union Pacific Corporation	216,160
1,585	United Airlines Holdings, Inc.(a)	109,445
286	Valmont Industries, Inc.	81,616
326	WESCO International, Inc.(a)	50,628
		3,589,763
	Materials - 0.9%
391	Carlisle Companies, Inc.	133,136
5,118	MDU Resources Group, Inc.	86,545
2,406	Olympic Steel, Inc.	75,837
529	Tecnoglass, Inc.(a)	37,850
		333,368
	Real Estate - 0.1%
5,051	AGNC Investment Corporation	48,389

	Technology - 9.9%
1,835	ACI Worldwide, Inc.(a)	100,393
636	Akamai Technologies, Inc.(a)	51,198
1,876	Avnet, Inc.	90,217
13,640	Bandwidth, Inc., Class A(a)	178,684
1,465	Benchmark Electronics, Inc.(a)	55,714

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Technology - 9.9% (Continued)
674	Bill.com Holdings, Inc.(a)	$30,930
601	Cirrus Logic, Inc.(a)	59,893
2,633	Clear Secure, Inc., Class A	68,221
1,402	Corning, Inc.	64,184
3,280	Dropbox, Inc., Class A(a)	87,609
334	F5, Inc.(a)	88,934
102	Fair Isaac Corporation(a)	188,104
931	Fidelity National Information Services, Inc.	69,527
208	Fiserv, Inc.(a)	45,933
238	Gartner, Inc.(a)	99,898
8,156	Gen Digital, Inc.	216,460
1,110	Global Payments, Inc.	108,691
2,535	Informatica, Inc., Class A(a)	44,236
222	Intuit, Inc.	136,306
198	Microsoft Corp.	74,327
236	Moody’s Corp.	109,903
408	Motorola Solutions, Inc.	178,627
385	MSCI, Inc.	217,717
1,380	NetApp, Inc.	121,219
1,063	Nutanix, Inc., Class A(a)	74,208
567	Oracle Corporation	79,272
1,071	PayPal Holdings, Inc.(a)	69,883
960	Pegasystems, Inc.	66,739
357	Plexus Corporation(a)	45,742
898	Progress Software Corporation	46,256
629	PTC, Inc.(a)	97,464
536	QUALCOMM, Inc.	82,334
4,340	Rapid7, Inc.(a)	115,053
1,993	RingCentral, Inc., Class A(a)	49,347
250	S&P Global, Inc.	127,025
305	Texas Instruments, Inc.	54,809
296	Ubiquiti Networks, Inc.	91,802
674	Wix.com Limited(a)	110,118
7,041	Yext, Inc.(a)	43,373

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 57.4% (Continued)
	Technology - 9.9% (Continued)
463	Zebra Technologies Corporation, Class A(a)	$130,825
		3,771,175
	Utilities - 7.9%
652	American Electric Power Company, Inc.	71,244
1,056	American Water Works Company, Inc.	155,781
2,164	California Water Service Group	104,868
4,229	CenterPoint Energy, Inc.	153,217
729	CMS Energy Corporation	54,755
2,441	Consolidated Water Company Ltd.	59,780
1,911	Duke Energy Corporation	233,085
1,087	Edison International	64,046
547	Entergy Corporation	46,763
1,531	Essential Utilities, Inc.	60,520
1,866	Evergy, Inc.	128,661
3,063	National Fuel Gas Company	242,559
2,756	NextEra Energy, Inc.	195,373
4,835	NiSource, Inc.	193,835
2,226	NRG Energy, Inc.	212,494
4,972	OGE Energy Corporation	228,512
1,996	Otter Tail Corporation	160,419
7,203	PG&E Corporation	123,748
1,726	Public Service Enterprise Group, Inc.	142,050
2,505	Southern Company (The)	230,334
303	Vistra Energy Corporation	35,584
596	WEC Energy Group, Inc.	64,952
		2,962,580

	TOTAL COMMON STOCKS (Cost $22,628,813)	21,618,515

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.5%
	U.S. TREASURY BILLS — 26.5%
10,000,000	United States Treasury Bill(b) (Cost $9,991,769)	–	04/08/25	9,991,752

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Fair Value
TOTAL INVESTMENTS - 83.9% (Cost $32,620,582)	$31,610,267
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.1%	6,083,125
NET ASSETS - 100.0%	$37,693,392

ADR - American Depositary Receipt

LTD - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bond.

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$338,056	2,307	3M Co	OBFR + 45 bps	12/22/2025	$(464)	$-	$(464)
17,439	133,400	89Bio Inc	OBFR - 35 bps	12/22/2025	7,987	-	7,987
30,872	163,189	Abeona Therapeutics	OBFR + 45 bps	11/26/2025	16,847	-	16,847
148,738	2,753	Aci Worldwide Inc	OBFR - 35 bps	12/22/2025	(36)	-	(36)
23,494	507,026	Acv Auctions Inc-A	OBFR + 45 bps	12/22/2025	183,231	-	183,231
291,776	41,426	Adt Inc	OBFR - 35 bps	11/21/2025	44,522	-	44,522
83,829	851	Adtalem Global Education	OBFR + 45 bps	11/26/2025	1,437	-	1,437
12,517	359,325	Advansix Inc	OBFR + 45 bps	12/22/2025	77,673	-	77,673
216,254	2,211	Aercap Holdings Nv	OBFR - 35 bps	12/22/2025	6,561	-	6,561
17,374	111,734	Aersale Corp	OBFR + 45 bps	12/22/2025	(16,837)	-	(16,837)
73,702	7,576	Agnc Investment Corp	OBFR - 35 bps	12/22/2025	2,214	-	2,214
171,075	3,580	Air Lease Corp	OBFR + 45 bps	12/22/2025	903	-	903
74,724	954	Akamai Technologies	OBFR + 45 bps	12/22/2025	1,804	-	1,804
4,410	458,214	Albemarle Corp	OBFR + 45 bps	12/22/2025	143,542	-	143,542
13,854	165,294	Alignment Healthcare	OBFR - 35 bps	11/21/2025	(91,186)	-	(91,186)
102,706	787	Allegion Plc	OBFR - 35 bps	12/22/2025	(1)	-	(1)
209,081	1,833	Allison Transmission	OBFR + 45 bps	12/22/2025	(36,022)	-	(36,022)
329,435	5,950	Altria Group Inc	OBFR + 45 bps	12/22/2025	33,806	-	33,806
92,217	439	Amazon.Com Inc	OBFR + 45 bps	11/26/2025	(9,109)	-	(9,109)
6,221	124,595	Amentum Holdings Inc	OBFR + 45 bps	11/26/2025	11,841	-	11,841
95,834	977	American Electric Power	OBFR - 35 bps	12/22/2025	10,248	-	10,248
9,842	278,685	American Healthcare	OBFR + 45 bps	12/22/2025	(20,221)	-	(20,221)
198,135	1,584	American Water Works	OBFR - 35 bps	11/21/2025	33,729	-	33,729
166,291	318	Ameriprise Financial	OBFR + 45 bps	11/26/2025	(13,095)	-	(13,095)
110,096	5,553	Annaly Capital Management	OBFR + 45 bps	12/22/2025	8,379	-	8,379
239,404	6,342	Anterix Inc	OBFR + 45 bps	11/26/2025	(8,368)	-	(8,368)
151,817	9,611	Antero Midstream Corp	OBFR + 45 bps	12/22/2025	20,829	-	20,829
18,425	165,353	Apartment Invt & Mgmt	OBFR + 45 bps	12/22/2025	3,781	-	3,781
3,503	115,723	Apogee Therapeutics	OBFR - 35 bps	11/26/2025	(14,714)	-	(14,714)
11,170	88,948	Applied Digital Corp	OBFR + 45 bps	11/26/2025	26,488	-	26,488
96,704	389	Applied Industrial Technologies	OBFR - 78 bps	11/21/2025	(9,923)	-	(9,923)
71,226	182	Applovin Corp.	OBFR + 45 bps	11/26/2025	(23,322)	-	(23,322)
275,849	1,795	Armstrong World Industries	OBFR - 35 bps	12/22/2025	(23,406)	-	(23,406)
40,644	279,020	Arq Inc	OBFR + 45 bps	12/22/2025	112,645	-	112,645
29,239	379,707	Aspen Aerogels Inc	OBFR - 35 bps	11/21/2025	198,111	-	198,111
73,289	795	Assured Guaranty Ltd	OBFR - 35 bps	11/26/2025	(3,310)	-	(3,310)
86,504	3,283	Ast Spacemobile Inc	OBFR + 45 bps	11/26/2025	(12,239)	-	(12,239)
28,336	180,176	Astria Therapeutics	OBFR + 45 bps	11/26/2025	29,527	-	29,527
291,066	12,563	At&T Inc	OBFR - 35 bps	12/22/2025	62,921	-	62,921
59,968	938	Atkore Inc	OBFR + 45 bps	11/26/2025	(3,967)	-	(3,967)
9,164	367,731	Atlanta Braves Holdi	OBFR + 45 bps	12/22/2025	6,197	-	6,197
202,627	11,301	Atn International Inc.	OBFR - 35 bps	11/26/2025	28,704	-	28,704
3,665	107,226	Avidity Biosciences	OBFR + 45 bps	11/26/2025	(562)	-	(562)
173,973	2,050	Avis Budget Group Inc	OBFR - 35 bps	11/21/2025	(19,700)	-	(19,700)
145,384	2,815	Avnet Inc	OBFR + 45 bps	11/26/2025	(9,738)	-	(9,738)
6,780	362,708	Ball Corp	OBFR + 45 bps	11/21/2025	11,608	-	11,608
342,793	20,460	Bandwidth Inc	OBFR - 35 bps	12/22/2025	(75,996)	-	(75,996)
4,794	132,342	Bbb Foods Inc	OBFR + 45 bps	11/26/2025	4,936	-	4,936
88,380	2,198	Benchmark Electronic	OBFR - 35 bps	11/26/2025	(4,815)	-	(4,815)
54,288	1,010	Bill Holdings Inc	OBFR + 45 bps	11/26/2025	(8,184)	-	(8,184)
102,883	12,353	Biocryst Pharmaceuti	OBFR + 45 bps	11/26/2025	(10,700)	-	(10,700)
251,162	1,665	Biogen Inc	OBFR + 45 bps	11/21/2025	(27,263)	-	(27,263)

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$17,337	181,938	Blacksky Technology	OBFR + 45 bps	12/22/2025	$50,265	$-	$50,265
27,327	387,137	Boston Omaha Corp	OBFR - 35 bps	12/22/2025	(7,021)	-	(7,021)
5,075	98,435	Brt Apartments Corp	OBFR - 35 bps	12/22/2025	11,021	-	11,021
160,849	961	Builders Firstsource	OBFR - 35 bps	12/22/2025	(43,186)	-	(43,186)
174,662	1,751	C.H. Robinson Worldwide	OBFR + 45 bps	12/22/2025	5,099	-	5,099
147,050	3,245	California Water Service	OBFR + 45 bps	12/22/2025	9,590	-	9,590
258,792	587	Carlisle Cos Inc	OBFR + 45 bps	12/22/2025	(62,545)	-	(62,545)
89,362	3,764	Carnival Corp	OBFR + 45 bps	11/26/2025	(16,254)	-	(16,254)
4,435	494,621	Casella Waste System	OBFR + 45 bps	12/22/2025	6,005	-	6,005
3,830	304,028	Cbiz Inc	OBFR - 35 bps	12/22/2025	17,800	-	17,800
6,110	184,742	Ceco Environmental	OBFR - 35 bps	12/22/2025	48,051	-	48,051
19,995	231,403	Celcuity Inc	OBFR - 35 bps	11/21/2025	31,303	-	31,303
16,724	410,401	Celldex Therapeutics	OBFR - 35 bps	12/22/2025	110,885	-	110,885
215,982	6,343	Centerpoint Energy Inc	OBFR - 35 bps	11/26/2025	12,850	-	12,850
13,310	332,501	Cg Oncology Inc	OBFR + 45 bps	11/26/2025	7,789	-	7,789
24,485	488,892	Chemours Co.	OBFR - 35 bps	12/22/2025	157,802	-	157,802
122,481	546	Cheniere Energy Inc	OBFR + 45 bps	12/22/2025	2,772	-	2,772
66,465	4,629	Chimera Investment Corp.	OBFR - 35 bps	12/22/2025	(5,490)	-	(5,490)
172,481	1,505	Churchill Downs Inc	OBFR + 45 bps	11/26/2025	(6,099)	-	(6,099)
92,652	901	Cirrus Logic Inc	OBFR + 45 bps	12/22/2025	(4,387)	-	(4,387)
339,738	7,628	Citizens Financial Group	OBFR + 45 bps	11/26/2025	(28,753)	-	(28,753)
279,176	5,925	Civitas Resources Inc.	OBFR + 45 bps	11/21/2025	(73,504)	-	(73,504)
14,715	118,313	Cleanspark Inc	OBFR + 45 bps	11/26/2025	19,847	-	19,847
93,109	3,950	Clear Secure Inc	OBFR + 45 bps	12/22/2025	10,462	-	10,462
10,412	286,610	Clearwater Paper Corp	OBFR - 58 bps	12/22/2025	25,943	-	25,943
75,651	1,093	Cms Energy Corp	OBFR + 45 bps	12/22/2025	5,788	-	5,788
336,884	4,238	Cogent Communication	OBFR - 35 bps	11/26/2025	(74,312)	-	(74,312)
274,671	2,914	Colgate-Palmolive Co.	OBFR + 45 bps	12/22/2025	(4,699)	-	(4,699)
70,890	773	Columbia Sportswear	OBFR + 45 bps	11/26/2025	(12,469)	-	(12,469)
132,262	2,057	Commerce Bancshares	OBFR + 45 bps	11/26/2025	(4,286)	-	(4,286)
95,867	3,661	Consolidated Water Co.	OBFR + 45 bps	11/21/2025	(7,516)	-	(7,516)
110,693	2,218	Core & Main Inc	OBFR + 45 bps	11/26/2025	(4,042)	-	(4,042)
105,058	2,102	Corning Inc	OBFR + 45 bps	11/26/2025	(8,714)	-	(8,714)
148,822	11,089	Costamare Inc	OBFR + 45 bps	12/22/2025	(40,420)	-	(40,420)
7,624	183,935	Coupang Inc	OBFR + 45 bps	11/26/2025	17,432	-	17,432
1,281	252,520	Cra International Inc	OBFR + 45 bps	11/26/2025	30,973	-	30,973
2,352	236,634	Crh Plc	OBFR - 35 bps	11/26/2025	29,747	-	29,747
4,761	153,382	Crinetics Pharmaceuticals	OBFR - 35 bps	11/26/2025	(5,726)	-	(5,726)
74,054	2,304	Csx Corp	OBFR - 35 bps	11/26/2025	(6,282)	-	(6,282)
103,149	749	Cullen/Frost Bankers	OBFR - 35 bps	11/26/2025	(9,128)	-	(9,128)
22,533	526,021	Curbline Properties	OBFR + 45 bps	12/22/2025	(18,926)	-	(18,926)
70,791	226	Curtiss-Wright Corp	OBFR + 45 bps	12/22/2025	705	-	705
90,249	550	Davita Inc	OBFR - 35 bps	12/22/2025	(7,604)	-	(7,604)
218,589	3,569	Delta Air Lines Inc	OBFR + 45 bps	11/21/2025	(64,195)	-	(64,195)
30,456	250,446	Diamondrock Hospital	OBFR + 45 bps	11/26/2025	13,831	-	13,831
5,344	117,431	Dianthus Therapeutic	OBFR + 45 bps	11/26/2025	20,906	-	20,906
932	147,318	Digital Realty Trust	OBFR - 35 bps	12/22/2025	13,141	-	13,141
2,785	165,123	Disc Medicine Inc	OBFR - 73 bps	12/22/2025	28,526	-	28,526
66,245	5,120	Dnow Inc	OBFR - 35 bps	11/21/2025	20,476	-	20,476
2,381	92,399	Dow Inc	OBFR - 35 bps	11/21/2025	8,425	-	8,425
13,927	348,509	Dream Finders Homes	OBFR + 45 bps	11/26/2025	35,627	-	35,627
131,888	4,920	Dropbox Inc-Class A	OBFR - 35 bps	11/26/2025	(1,070)	-	(1,070)

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$224,936	2,091	Dt Midstream Inc	OBFR - 35 bps	12/22/2025	$(23,592)	$-	$(23,592)
329,123	2,866	Duke Energy Corp	OBFR + 45 bps	12/22/2025	18,009	-	18,009
159,952	2,478	Ebay Inc	OBFR + 45 bps	12/22/2025	7,148	-	7,148
107,348	1,630	Edison International	OBFR + 45 bps	11/21/2025	(12,929)	-	(12,929)
12,811	231,204	Ehang Holdings Ltd-S	OBFR + 45 bps	11/21/2025	(34,414)	-	(34,414)
83,889	186	Emcor Group Inc	OBFR + 45 bps	11/21/2025	(16,254)	-	(16,254)
69,697	821	Entergy Corp	OBFR - 68 bps	11/26/2025	175	-	175
70,616	536	Eog Resources Inc	OBFR + 45 bps	11/26/2025	(2,198)	-	(2,198)
3,206	150,587	Eqt Corp	OBFR + 45 bps	12/22/2025	(19,099)	-	(19,099)
87,330	2,297	Essential Utilities	OBFR + 45 bps	12/22/2025	3,157	-	3,157
88,618	1,676	Etsy Inc	OBFR - 35 bps	11/26/2025	(9,945)	-	(9,945)
179,947	2,799	Evergy Inc	OBFR + 45 bps	12/22/2025	12,017	-	12,017
183,167	5,310	Exelixis Inc	OBFR + 45 bps	12/22/2025	10,865	-	10,865
128,629	704	Expedia Group Inc	OBFR + 45 bps	11/21/2025	(11,408)	-	(11,408)
102,284	860	Expeditors Intl Washington	OBFR + 45 bps	12/22/2025	764	-	764
123,567	501	F5 Inc	OBFR + 45 bps	12/22/2025	7,886	-	7,886
280,784	153	Fair Isaac Corp	OBFR + 45 bps	11/21/2025	(747)	-	(747)
96,634	1,396	Fidelity National Inc	OBFR + 45 bps	11/26/2025	7,742	-	7,742
206,572	4,785	Fifth Third Bancorp	OBFR + 45 bps	11/26/2025	(18,162)	-	(18,162)
5,466	112,514	First Watch Restaurants	OBFR + 45 bps	11/26/2025	21,928	-	21,928
72,259	312	Fiserv Inc	OBFR + 45 bps	11/26/2025	(3,687)	-	(3,687)
153,170	2,816	Flowserve Corp	OBFR - 35 bps	11/26/2025	(15,737)	-	(15,737)
71,262	1,947	Fluor Corp	OBFR + 45 bps	11/26/2025	(1,842)	-	(1,842)
5,003	118,694	Forestar Group Inc	OBFR + 45 bps	11/26/2025	13,377	-	13,377
112,823	1,695	Fortune Brands Innovations	OBFR + 45 bps	12/22/2025	(10,036)	-	(10,036)
12,938	105,345	Frontier Group Holdings	OBFR - 35 bps	11/21/2025	50,147	-	50,147
176,755	358	Gartner Inc	OBFR + 45 bps	11/21/2025	(28,418)	-	(28,418)
340,085	12,234	Gen Digital Inc	OBFR - 38 bps	12/22/2025	(17,843)	-	(17,843)
63,525	3,866	Genco Shipping & Trading Ltd.	OBFR + 45 bps	12/22/2025	(11,705)	-	(11,705)
89,295	643	Generac Holdings Inc	OBFR + 45 bps	11/26/2025	(8,263)	-	(8,263)
100,200	504	General Electric	OBFR + 45 bps	11/26/2025	405	-	405
200,152	1,793	Gilead Sciences Inc	OBFR + 45 bps	11/26/2025	1,266	-	1,266
173,223	1,666	Global Payments Inc	OBFR + 45 bps	11/26/2025	(10,454)	-	(10,454)
211,742	10,779	Globalstar Inc	OBFR + 45 bps	11/26/2025	12,151	-	12,151
81,464	1,027	Globus Medical Inc	OBFR + 45 bps	11/26/2025	(6,656)	-	(6,656)
366,219	1,926	Godaddy Inc	OBFR + 45 bps	12/22/2025	(24,658)	-	(24,658)
76,418	430	Grand Canyon Education	OBFR + 45 bps	11/26/2025	(2,364)	-	(2,364)
88,460	1,080	Granite Construction	OBFR + 45 bps	11/26/2025	(7,287)	-	(7,287)
6,570	178,525	Graphic Packaging Holding co.	OBFR + 45 bps	11/26/2025	7,917	-	7,917
4,193	254,139	Greif Inc-Cl A	OBFR + 45 bps	12/22/2025	22,176	-	22,176
11,130	176,367	Grocery Outlet Holdings	OBFR - 35 bps	11/26/2025	21,435	-	21,435
101,248	1,864	H&R Block Inc	OBFR - 35 bps	12/22/2025	1,440	-	1,440
3,800	220,290	H.B. Fuller Co.	OBFR - 35 bps	11/26/2025	7,862	-	7,862
14,427	179,289	Hallador Energy Co	OBFR + 45 bps	12/22/2025	4,325	-	4,325
64,325	9,954	Hanesbrands Inc	OBFR - 35 bps	11/26/2025	(7,180)	-	(7,180)
24,443	272,785	Healthcare Services	OBFR + 45 bps	12/22/2025	29,079	-	29,079
18,129	367,439	Healthpeak Properties	OBFR - 35 bps	11/26/2025	2,251	-	2,251
239,642	1,320	Herc Holdings Inc	OBFR - 35 bps	11/21/2025	(64,098)	-	(64,098)
12,136	200,849	Huntsman Corp	OBFR - 35 bps	11/21/2025	8,004	-	8,004
1,694	213,031	Huron Consulting Group	OBFR + 45 bps	12/22/2025	(29,244)	-	(29,244)
13,019	331,880	Ideaya Biosciences	OBFR - 35 bps	12/22/2025	122,304	-	122,304
339,798	6,729	Idt Corp-Class B	OBFR - 35 bps	12/22/2025	2,511	-	2,511

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$173,016	654	Illinois Tool Works	OBFR - 35 bps	12/22/2025	$(10,458)	$-	$(10,458)
18,177	183,370	Immunome Inc	OBFR + 45 bps	11/21/2025	62,728	-	62,728
6,719	175,586	Immunovant Inc	OBFR + 45 bps	12/22/2025	63,124	-	63,124
116,763	1,568	Incyte Corp	OBFR - 35 bps	11/26/2025	(22,347)	-	(22,347)
91,506	3,803	Informatica Inc	OBFR - 35 bps	12/22/2025	(26,326)	-	(26,326)
7,734	347,397	Ingevity Corp	OBFR + 45 bps	12/22/2025	45,516	-	45,516
101,442	745	Ingredion Inc	OBFR + 45 bps	12/22/2025	(1,748)	-	(1,748)
175,022	918	Interactive Brokers	OBFR - 35 bps	11/21/2025	(24,700)	-	(24,700)
3,580	293,979	Intl Flavors & Fragrances	OBFR + 45 bps	11/21/2025	17,365	-	17,365
186,262	333	Intuit Inc	OBFR + 45 bps	11/26/2025	17,354	-	17,354
161,508	19,670	Invesco Mortgage Cap	OBFR - 35 bps	12/22/2025	(1,050)	-	(1,050)
12,423	108,464	Iren Ltd	OBFR + 45 bps	11/26/2025	33,216	-	33,216
337,818	10,771	Iridium Communications	OBFR + 45 bps	11/26/2025	(43,572)	-	(43,572)
102,354	1,204	Jackson Financial Inc.	OBFR - 35 bps	11/26/2025	(982)	-	(982)
8,252	231,423	Jakks Pacific Inc	OBFR + 45 bps	11/26/2025	26,654	-	26,654
2,963	219,021	John B. Sanfilippo & Son, Inc.	OBFR + 45 bps	11/26/2025	9,886	-	9,886
6,123	214,571	Joyy Inc-Adr	OBFR - 35 bps	12/22/2025	(39,538)	-	(39,538)
16,128	334,038	Ke Holdings Inc-Adr	OBFR - 35 bps	12/22/2025	12,454	-	12,454
35,513	376,603	Kennedy-Wilson Holdings	OBFR - 35 bps	12/22/2025	65,730	-	65,730
142,233	1,404	Kirby Corp	OBFR - 35 bps	11/26/2025	(1,057)	-	(1,057)
231,520	2,975	Kontoor Brands Inc	OBFR + 45 bps	11/21/2025	(41,211)	-	(41,211)
2,767	186,350	Kura Sushi Usa Inc-C	OBFR + 45 bps	11/26/2025	45,316	-	45,316
67,384	1,569	Lendingtree Inc	OBFR - 63 bps	12/22/2025	10,454	-	10,454
114,523	184	Lennox International	OBFR + 45 bps	11/26/2025	(11,847)	-	(11,847)
352,311	29,623	Liberty Global Ltd-A	OBFR + 45 bps	12/22/2025	(13,988)	-	(13,988)
342,287	50,493	Liberty Latin America	OBFR + 45 bps	12/22/2025	(29,954)	-	(29,954)
2,666	189,545	Liberty Media Corp-L	OBFR + 45 bps	12/22/2025	10,514	-	10,514
603	281,735	Linde Plc	OBFR - 35 bps	11/26/2025	1,108	-	1,108
9,711	544,695	Lineage Inc	OBFR - 35 bps	11/21/2025	(25,178)	-	(25,178)
51,317	382,742	Lions Gate Entertain	OBFR - 35 bps	11/21/2025	(18,389)	-	(18,389)
22,692	296,144	Liquidia Corp	OBFR - 35 bps	11/21/2025	(35,165)	-	(35,165)
269,800	1,108	Lowe’S Cos Inc	OBFR - 35 bps	11/26/2025	(12,599)	-	(12,599)
24,001	192,068	Lsb Industries Inc	OBFR + 45 bps	12/22/2025	36,066	-	36,066
11,105	218,342	Macerich Co/The	OBFR - 35 bps	12/22/2025	28,740	-	28,740
7,708	274,025	Madison Square Garden	OBFR - 35 bps	12/22/2025	24,247	-	24,247
407	127,296	Madrigal Pharmaceuticals	OBFR - 35 bps	12/22/2025	(7,079)	-	(7,079)
1,787	170,362	Makemytrip Ltd	OBFR - 35 bps	11/26/2025	(4,106)	-	(4,106)
10,370	129,461	Mara Holdings Inc	OBFR - 35 bps	11/26/2025	10,692	-	10,692
8,809	315,039	Marcus & Millichap	OBFR - 58 bps	12/22/2025	12,369	-	12,369
9,900	217,729	Marcus Corporation	OBFR - 35 bps	12/22/2025	54,144	-	54,144
314,587	4,117	Masco Corp	OBFR - 35 bps	12/22/2025	(29,419)	-	(29,419)
6,105	116,550	Maui Land & Pineapple	OBFR + 45 bps	12/22/2025	10,261	-	10,261
128,664	7,676	Mdu Resources Group	OBFR - 35 bps	11/26/2025	1,554	-	1,554
22,302	142,615	Mercer International	OBFR + 45 bps	12/22/2025	4,035	-	4,035
221,944	2,442	Merck & Co.	OBFR - 35 bps	12/22/2025	(1,569)	-	(1,569)
4,186	185,830	Merus Nv	OBFR + 45 bps	11/26/2025	10,339	-	10,339
135,871	12,557	Mfa Financial Inc	OBFR - 35 bps	12/22/2025	(1,252)	-	(1,252)
117,964	296	Microsoft Corp	OBFR + 45 bps	11/26/2025	(7,381)	-	(7,381)
16,091	312,623	Montrose Environment	OBFR + 45 bps	12/22/2025	87,115	-	87,115
177,202	353	Moody’S Corp	OBFR - 35 bps	11/26/2025	(13,614)	-	(13,614)
4,895	200,422	Moonlake Immunotherapy	OBFR + 45 bps	11/26/2025	9,928	-	9,928
12,958	334,851	Mosaic Co.	OBFR - 35 bps	12/22/2025	(16,020)	-	(16,020)

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$283,884	612	Motorola Solutions Inc	OBFR + 45 bps	12/22/2025	$(18,194)	$-	$(18,194)
336,450	577	Msci Inc	OBFR + 45 bps	11/26/2025	(11,676)	-	(11,676)
73,817	2,660	Murphy Oil Corp	OBFR + 45 bps	11/26/2025	1,394	-	1,394
12,988	80,581	National Cinemedia Inc.	OBFR - 35 bps	11/21/2025	5,068	-	5,068
291,877	4,595	National Fuel Gas Co	OBFR + 45 bps	12/22/2025	71,893	-	71,893
114,200	8,454	Navient Corp	OBFR + 45 bps	11/21/2025	(7,385)	-	(7,385)
259,836	2,071	Netapp Inc	OBFR + 45 bps	12/22/2025	(80,947)	-	(80,947)
10,683	134,701	Newmark Group Inc-Cl	OBFR - 35 bps	11/21/2025	6,004	-	6,004
352	198,078	Newmarket Corp	OBFR - 35 bps	11/26/2025	(1,536)	-	(1,536)
310,671	4,134	Nextera Energy Inc	OBFR + 45 bps	12/22/2025	(17,641)	-	(17,641)
288,528	7,252	Nisource Inc	OBFR + 45 bps	12/22/2025	1,168	-	1,168
256,139	7,500	Northern Oil And Gas	OBFR + 45 bps	11/21/2025	(28,053)	-	(28,053)
65,432	2,648	Norwegian Cruise Line	OBFR + 45 bps	11/26/2025	(15,521)	-	(15,521)
36,975	270,723	Npk International Inc	OBFR - 35 bps	11/21/2025	59,564	-	59,564
323,962	3,339	Nrg Energy Inc	OBFR + 45 bps	12/22/2025	(9,079)	-	(9,079)
107,034	1,594	Nutanix Inc - A	OBFR + 45 bps	11/26/2025	3,759	-	3,759
2,736	207,697	Nuvalent Inc-A	OBFR - 35 bps	11/26/2025	14,440	-	14,440
326,238	7,457	Oge Energy Corp	OBFR + 45 bps	12/22/2025	14,220	-	14,220
11,216	144,035	O-I Glass Inc	OBFR - 35 bps	12/22/2025	17,447	-	17,447
117,179	3,610	Olympic Steel Inc	OBFR + 45 bps	12/22/2025	(4,030)	-	(4,030)
4,579	110,209	Onestream Inc	OBFR - 35 bps	11/26/2025	12,908	-	12,908
138,597	850	Oracle Corp	OBFR + 45 bps	11/21/2025	(20,931)	-	(20,931)
117,105	7,809	Organon & Co	OBFR + 45 bps	12/22/2025	(563)	-	(563)
20,442	340,807	Orion Sa	OBFR - 35 bps	12/22/2025	79,400	-	79,400
1,015	203,076	Osi Systems Inc	OBFR - 35 bps	11/26/2025	6,584	-	6,584
123,134	1,229	Otis Worldwide Corp	OBFR + 45 bps	12/22/2025	3,256	-	3,256
226,643	2,994	Otter Tail Corp	OBFR + 45 bps	12/22/2025	12,980	-	12,980
85,366	2,004	Ovintiv Inc	OBFR + 45 bps	11/26/2025	622	-	622
205,548	10,805	P G & E Corp	OBFR - 35 bps	11/21/2025	(22,997)	-	(22,997)
7,448	132,831	Pactiv Evergreen Inc	OBFR + 45 bps	11/26/2025	(808)	-	(808)
118,357	1,606	Paypal Holdings Inc	OBFR + 45 bps	11/26/2025	(14,100)	-	(14,100)
112,176	1,440	Pegasystems Inc	OBFR + 45 bps	11/26/2025	(12,574)	-	(12,574)
55,528	6,619	Peloton Interactive	OBFR + 45 bps	11/26/2025	(13,946)	-	(13,946)
123,165	1,322	Pentair Plc	OBFR + 45 bps	12/22/2025	(7,958)	-	(7,958)
95,459	786	Philip Morris International	OBFR + 45 bps	12/22/2025	29,404	-	29,404
91,648	1,011	Planet Fitness Inc	OBFR + 45 bps	11/26/2025	5,611	-	5,611
72,337	536	Plexus Corp	OBFR + 45 bps	11/26/2025	(3,986)	-	(3,986)
173,027	924	Pnc Financial Services	OBFR + 45 bps	11/26/2025	(11,397)	-	(11,397)
8,182	102,707	Postal Realty Trust	OBFR - 35 bps	11/26/2025	(13,747)	-	(13,747)
6,652	269,314	Potlatchdeltic Corp	OBFR - 35 bps	12/22/2025	(32,119)	-	(32,119)
231,388	12,672	Premier Inc-Class A	OBFR + 45 bps	12/22/2025	14,759	-	14,759
56,801	1,834	Primo Brands Corp	OBFR + 45 bps	11/21/2025	7,535	-	7,535
111,381	2,646	Prog Holdings Inc	OBFR + 45 bps	12/22/2025	(41,859)	-	(41,859)
85,461	1,347	Progress Software Co	OBFR + 45 bps	12/22/2025	(16,924)	-	(16,924)
178,999	943	Ptc Inc	OBFR + 45 bps	12/22/2025	(35,443)	-	(35,443)
213,094	2,589	Public Service Enterprice Group Inc.	OBFR + 45 bps	11/26/2025	650	-	650
145,629	1,893	Pvh Corp	OBFR + 45 bps	11/26/2025	(23,852)	-	(23,852)
73,452	964	Qcr Holdings Inc	OBFR + 45 bps	11/26/2025	(4,973)	-	(4,973)
127,564	804	Qualcomm Inc	OBFR + 45 bps	11/21/2025	(4,772)	-	(4,772)
6,772	139,299	Quanex Building Products	OBFR - 35 bps	11/26/2025	13,390	-	13,390
10,677	238,728	Quinstreet Inc	OBFR - 35 bps	12/22/2025	50,665	-	50,665
153,514	575	Ralph Lauren Corp	OBFR + 45 bps	12/22/2025	(26,665)	-	(26,665)

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$201,419	6,510	Rapid7 Inc	OBFR + 45 bps	11/26/2025	$(29,748)	$-	$(29,748)
18,884	96,983	Real Brokerage Inc	OBFR - 63 bps	11/26/2025	20,638	-	20,638
135,550	3,066	Red Rock Resorts Inc	OBFR + 45 bps	11/21/2025	(4,025)	-	(4,025)
38,464	283,206	Redfin Corp	OBFR - 35 bps	11/21/2025	(68,492)	-	(68,492)
342,275	14,442	Regions Financial Co	OBFR + 45 bps	11/21/2025	(28,281)	-	(28,281)
294,472	1,298	Reinsurance Group Of America	OBFR + 45 bps	12/22/2025	(42,054)	-	(42,054)
10,217	117,231	Replimune Group Inc	OBFR - 35 bps	12/22/2025	19,198	-	19,198
97,518	3,247	Rev Group Inc	OBFR + 45 bps	12/22/2025	4,429	-	4,429
72,408	629	Revvity Inc	OBFR + 45 bps	11/26/2025	(6,186)	-	(6,186)
55,005	1,691	Riley Exploration Permian, Inc.	OBFR + 45 bps	11/26/2025	(5,927)	-	(5,927)
86,881	2,989	Ringcentral Inc	OBFR + 45 bps	11/26/2025	(13,266)	-	(13,266)
14,611	160,487	Riot Platforms Inc	OBFR - 35 bps	12/22/2025	58,057	-	58,057
11,836	216,622	Rmr Group Inc	OBFR - 35 bps	11/26/2025	20,338	-	20,338
13,446	185,223	Rocket Cos Inc	OBFR - 178 bps	11/26/2025	12,869	-	12,869
211,474	892	Royal Caribbean Cruises	OBFR + 45 bps	11/26/2025	(28,508)	-	(28,508)
215,629	1,344	Ryder System Inc	OBFR + 45 bps	12/22/2025	(24,256)	-	(24,256)
200,239	376	S&P Global Inc	OBFR + 45 bps	11/26/2025	(9,737)	-	(9,737)
4,981	146,071	Sable Offshore Corp	OBFR - 35 bps	11/26/2025	20,253	-	20,253
91,530	1,836	Scansource Inc	OBFR - 35 bps	12/22/2025	(30,560)	-	(30,560)
13,315	270,245	Schrodinger Inc	OBFR + 45 bps	12/22/2025	10,311	-	10,311
128,568	1,617	Schwab (Charles) Corp	OBFR - 35 bps	11/26/2025	(2,570)	-	(2,570)
16,722	409,125	Seaport Entertainment	OBFR - 35 bps	11/21/2025	53,311	-	53,311
118,058	10,693	Shenandoah Telecommunications	OBFR + 45 bps	11/26/2025	15,820	-	15,820
1,618	157,043	Shift4 Payments Inc	OBFR - 53 bps	11/26/2025	25,426	-	25,426
7,567	131,048	Sinclair Inc	OBFR - 35 bps	12/22/2025	8,553	-	8,553
129,155	1,228	Skywest Inc	OBFR + 45 bps	12/22/2025	(23,284)	-	(23,284)
3,810	302,694	Sl Green Realty Corp	OBFR - 35 bps	12/22/2025	82,331	-	82,331
79,444	1,188	Smith (A.O.) Corp	OBFR - 35 bps	12/22/2025	(2,082)	-	(2,082)
10,638	587,409	Smurfit Westrock Plc	OBFR + 45 bps	12/22/2025	111,148	-	111,148
120,922	356	Snap-On Inc	OBFR - 35 bps	12/22/2025	(1,380)	-	(1,380)
4,001	177,249	Soleno Therapeutics	OBFR + 45 bps	11/26/2025	(107,957)	-	(107,957)
331,128	3,757	Southern Co	OBFR - 35 bps	12/22/2025	11,575	-	11,575
11,369	228,446	Spartannash Co	OBFR - 35 bps	11/26/2025	(3,532)	-	(3,532)
3,665	150,331	Sphere Entertainment	OBFR + 45 bps	12/22/2025	32,549	-	32,549
268,945	15,935	Spok Holdings Inc	OBFR - 35 bps	12/22/2025	(2,951)	-	(2,951)
7,162	145,834	Spyre Therapeutics Inc	OBFR + 45 bps	11/26/2025	30,824	-	30,824
220,560	10,999	Starwood Property Trust	OBFR - 35 bps	12/22/2025	1,378	-	1,378
3,867	286,704	Stepan Co	OBFR - 35 bps	12/22/2025	74,890	-	74,890
8,337	173,782	Structure Therapeutics	OBFR - 35 bps	11/26/2025	30,121	-	30,121
1,600	203,825	Sun Communities Inc	OBFR - 35 bps	12/22/2025	(2,034)	-	(2,034)
14,982	160,015	Sunrun Inc	OBFR + 45 bps	11/21/2025	73,685	-	73,685
126,575	2,125	Synchrony Financial	OBFR - 35 bps	11/26/2025	(14,649)	-	(14,649)
11,143	170,112	Syndax Pharmaceuticals	OBFR - 35 bps	11/26/2025	33,860	-	33,860
912	170,150	Take-Two Interactive	OBFR + 45 bps	12/22/2025	(16,443)	-	(16,443)
54,709	793	Tecnoglass Inc	OBFR - 35 bps	11/26/2025	1,902	-	1,902
36,143	566,014	Tejon Ranch Co	OBFR + 45 bps	12/22/2025	(690)	-	(690)
333,033	9,143	Telephone And Data Systems	OBFR + 45 bps	12/22/2025	20,338	-	20,338
171,928	1,327	Tenet Healthcare Corp	OBFR + 45 bps	12/22/2025	4,837	-	4,837
70,081	4,224	Teva Pharmaceutical	OBFR + 45 bps	11/26/2025	(5,475)	-	(5,475)
92,081	457	Texas Instruments Inc	OBFR - 35 bps	11/26/2025	(10,373)	-	(10,373)
7,726	112,541	Thryv Holdings Inc	OBFR - 35 bps	12/22/2025	14,709	-	14,709
311,878	1,245	T-Mobile Us Inc	OBFR + 45 bps	12/22/2025	18,604	-	18,604

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited) (Continued)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$297,589	3,666	Toro Co	OBFR + 45 bps	11/26/2025	$(30,838)	$-	$(30,838)
91,858	10,514	Tpg Re Finance Trust	OBFR + 45 bps	12/22/2025	(3,065)	-	(3,065)
219,098	634	Trane Technologies plc	OBFR + 45 bps	12/22/2025	(5,681)	-	(5,681)
1,954	161,249	Transcat Inc	OBFR - 35 bps	11/26/2025	16,380	-	16,380
118,096	89	Transdigm Group Inc	OBFR + 45 bps	12/22/2025	4,593	-	4,593
24,916	567,575	Trimas Corp	OBFR - 35 bps	11/21/2025	(11,848)	-	(11,848)
12,801	101,091	Tronox Holdings Plc	OBFR - 35 bps	11/26/2025	9,752	-	9,752
79,304	3,517	Tutor Perini Corp	OBFR + 45 bps	11/26/2025	1,860	-	1,860
149,755	444	Ubiquiti Inc	OBFR + 45 bps	11/21/2025	(13,507)	-	(13,507)
337,730	1,372	Union Pacific Corp	OBFR + 45 bps	12/22/2025	(12,982)	-	(12,982)
230,237	2,377	United Airlines Holdings	OBFR + 45 bps	11/21/2025	(67,780)	-	(67,780)
54,371	148	United Therapeutics	OBFR - 37 bps	12/22/2025	(9,644)	-	(9,644)
54,064	400,970	Uranium Energy Corp	OBFR + 45 bps	12/22/2025	146,760	-	146,760
8,118	115,692	Utz Brands Inc	OBFR - 35 bps	11/26/2025	1,826	-	1,826
17,625	99,860	Uwm Holdings Corp	OBFR - 35 bps	11/21/2025	2,766	-	2,766
133,977	429	Valmont Industries	OBFR + 45 bps	11/21/2025	(13,241)	-	(13,241)
1,783	142,457	Vaxcyte Inc	OBFR - 35 bps	11/26/2025	75,667	-	75,667
7,250	197,380	Vera Therapeutics Inc	OBFR - 35 bps	11/26/2025	23,976	-	23,976
12,217	225,046	Veris Residential Inc	OBFR - 35 bps	12/22/2025	19,555	-	19,555
327,263	7,670	Verizon Communications	OBFR + 45 bps	12/22/2025	20,360	-	20,360
2,990	189,237	Verona Pharma Plc	OBFR - 35 bps	11/26/2025	112	-	112
11,252	196,344	Viridian Therapeutic	OBFR - 35 bps	11/21/2025	46,463	-	46,463
72,044	455	Vistra Corp	OBFR + 45 bps	11/21/2025	(19,659)	-	(19,659)
3,771	434,601	Vse Corp	OBFR - 35 bps	12/22/2025	(12,184)	-	(12,184)
171,210	452	Waters Corp	OBFR + 45 bps	11/26/2025	(5,390)	-	(5,390)
94,918	894	Wec Energy Group Inc	OBFR + 45 bps	12/22/2025	2,170	-	2,170
1,194	181,172	Welltower Inc	OBFR - 35 bps	12/22/2025	(1,139)	-	(1,139)
89,535	489	Wesco International	OBFR + 45 bps	11/21/2025	(14,348)	-	(14,348)
2,359	293,554	Westlake Corp	OBFR - 35 bps	12/22/2025	58,906	-	58,906
196,992	3,295	Williams Cos Inc	OBFR + 45 bps	12/22/2025	(121)	-	(121)
200,234	1,010	Wix.Com Ltd	OBFR + 45 bps	11/26/2025	(36,124)	-	(36,124)
71,235	2,535	World Kinect Corp	OBFR + 45 bps	12/22/2025	348	-	348
10,094	132,662	Xenia Hotels & Resorts	OBFR - 35 bps	11/26/2025	13,043	-	13,043
3,426	125,791	Xometry Inc-A	OBFR - 35 bps	11/21/2025	41,561	-	41,561
68,993	10,561	Yext Inc	OBFR + 45 bps	11/21/2025	(4,688)	-	(4,688)
215,775	694	Zebra Technologies Corp	OBFR + 45 bps	11/26/2025	(20,653)	-	(20,653)
107,716	1,044	Zimmer Biomet Holdings	OBFR + 45 bps	11/21/2025	9,330	-	9,330
62,926	1,191	Zions Bancorp Na	OBFR + 45 bps	11/26/2025	(3,827)	-	(3,827)
336,177	2,000	Zoetis Inc	OBFR + 45 bps	11/26/2025	(8,394)	-	(8,394)
					$1,609,061	$-	$1,609,061

#	The counterparty for all swap contracts is Morgan Stanley.
^	Pays at maturity date.

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on March 31, 2025.

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 101.6%
	Real Estate - 101.6%
44,476	Agree Realty Corporation	$3,433,102
38,497	Alexander & Baldwin, Inc.	663,303
40,653	Alexandria Real Estate Equities, Inc.	3,760,809
911	Alpine Income Property Trust, Inc.(a)	15,232
42,883	American Assets Trust, Inc.	863,664
56,334	American Homes 4 Rent, Class A	2,129,989
9,715	Apartment Investment and Management Company(a)	85,492
18,745	Armada Hoffler Properties, Inc.	140,775
36,675	AvalonBay Communities, Inc.	7,871,189
89,074	Brixmor Property Group, Inc.	2,364,915
3,830	Camden Property Trust	468,409
163,625	CareTrust REIT, Inc.	4,676,403
32,708	CBL & Associates Properties Inc	869,379
38,888	Corporate Office Properties Trust	1,060,476
15,949	Cousins Properties, Inc.	470,496
55,418	CubeSmart	2,366,903
1,323	Cyberspace	85,664
18,909	Digital Realty Trust, Inc.	2,709,471
65,141	Douglas Emmett, Inc.	1,042,256
117,874	Easterly Government Properties, Inc.	1,249,464
3,431	EastGroup Properties, Inc.	604,371
26,487	Empire State Realty Trust, Inc., Class A	207,128
5,501	EPR Properties	289,408
16,240	Equinix, Inc.	13,241,283
50,622	Equity LifeStyle Properties, Inc.	3,376,487
104,067	Equity Residential	7,449,116
144,401	Essential Properties Realty Trust, Inc.	4,713,249
22,192	Essex Property Trust, Inc.	6,803,401
48,242	Extra Space Storage, Inc.	7,163,455
9,800	Farmland Partners, Inc.	109,270
7,827	Federal Realty Investment Trust	765,637
75,092	Gaming and Leisure Properties, Inc.	3,822,183
2,547	Gladstone Land Corporation	26,794
41,469	Global Medical REIT, Inc.	362,854

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 101.6% (Continued)
	Real Estate - 101.6% (Continued)
116,566	Healthpeak Properties, Inc.	$2,356,965
118,247	Highwoods Properties, Inc.	3,504,841
9,926	Industrial Logistics Properties Trust	34,145
54,005	Innovative Industrial Properties, Inc.	2,921,130
109,207	Invitation Homes, Inc.	3,805,864
76,530	Iron Mountain, Inc.	6,584,641
57,568	iStar, Inc.	1,077,673
59,605	JBG SMITH Properties	960,237
203,076	Kimco Realty Corporation	4,313,334
17,860	Kite Realty Group Trust	399,528
29,805	Lamar Advertising Company, Class A	3,391,213
64,925	Lexington Realty Trust	561,601
55,662	LTC Properties, Inc.	1,973,218
102,319	Medical Properties Trust, Inc.	616,984
2,967	Mid-America Apartment Communities, Inc.	497,210
25,291	National Health Investors, Inc.	1,867,993
126,043	National Retail Properties, Inc.	5,375,734
100,885	National Storage Affiliates Trust	3,974,869
170,667	Netstreit Corporation	2,705,072
1,339	NexPoint Residential Trust, Inc.	52,931
108,884	Omega Healthcare Investors, Inc.	4,146,303
3,697	One Liberty Properties, Inc.	97,120
3,725	Orion Properties, Inc.(a)	7,972
116,803	Outfront Media Inc	1,885,200
117,267	Park Hotels & Resorts, Inc.	1,252,412
2,740	Peakstone Realty Trust	34,524
9,669	Piedmont Office Realty Trust, Inc., Class A	71,261
4,965	Postal Realty Trust, Inc., Class A	70,900
89,000	Prologis, Inc.	9,949,310
32,618	Public Storage	9,762,241
171,654	Realty Income Corp.	9,957,649
13,140	Regency Centers Corporation	969,206
82,145	Rexford Industrial Realty, Inc.	3,215,977
45,255	Ryman Hospitality Properties, Inc.	4,138,117

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 101.6% (Continued)
	Real Estate - 101.6% (Continued)
183,271	Sabra Health Care REIT, Inc.	$3,201,744
10,212	Saul Centers, Inc.	368,347
81,076	Simon Property Group, Inc.	13,465,101
224,809	SITE Centers Corp	2,886,547
13,394	STAG Industrial, Inc.	483,791
930	Sun Communities, Inc.	119,635
15,170	Sunstone Hotel Investors, Inc.	142,750
125,525	Tanger Inc.	4,241,490
23,666	UDR, Inc.	1,068,993
17,341	Uniti Group, Inc.	87,399
21,634	Urban Edge Properties	411,046
48,165	Ventas, Inc.	3,311,825
335,905	VICI Properties, Inc.	10,957,221
31,217	Vornado Realty Trust	1,154,717
76,348	W.P. Carey, Inc.	4,818,322
87,426	Welltower, Inc.	13,394,537
1,878	Whitestone REIT	27,362

	TOTAL COMMON STOCKS (Cost $228,378,459)	237,936,229

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.8%
	U.S. TREASURY BILLS — 3.8%
9,000,000	United States Treasury Bill(b) (Cost $8,992,592)	–	04/08/25	8,992,577

	TOTAL INVESTMENTS - 105.4% (Cost $237,371,051)			$246,928,806
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%			(12,571,969)
	NET ASSETS - 100.0%			$234,356,837

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — (20.4)%
	REAL ESTATE - (20.4)%
(31,222)	Acadia Realty Trust	$(654,101)
(3,149)	Alexander’s, Inc.	(658,645)
(143,985)	American Healthcare REIT, Inc.	(4,362,747)
(118,524)	Americold Realty Trust	(2,543,525)
(21,843)	Apple Hospitality REIT, Inc.	(281,993)
(42,706)	Boston Properties, Inc.	(2,869,416)
(393,768)	Brandywine Realty Trust	(1,756,205)
(6,855)	BRT Apartments Corporation	(116,535)
(60,802)	Chatham Lodging Trust	(433,518)
(42,878)	City Office REIT, Inc.	(222,537)
(47,996)	Community Healthcare Trust, Inc.	(871,607)
(31,817)	CTO Realty Growth, Inc.	(614,386)
(174,423)	Curbline Properties Corporation	(4,219,292)
(85,853)	DiamondRock Hospitality Company	(662,785)
(1,662)	Elme Communities	(28,919)
(121,713)	Four Corners Property Trust, Inc.	(3,493,163)
(40,005)	Getty Realty Corporation	(1,247,356)
(10,925)	Gladstone Commercial Corporation	(163,657)
(190,933)	Global Net Lease, Inc.	(1,535,101)
(177,391)	Healthcare Realty Trust, Inc.	(2,997,908)
(36,737)	Host Hotels & Resorts, Inc.	(522,033)
(113,295)	Independence Realty Trust, Inc.	(2,405,253)
(19,494)	Kilroy Realty Corporation	(638,623)
(5,646)	Lineage Inc	(331,025)
(157,192)	Macerich Company (The)	(2,698,987)
(51,010)	Mack-Cali Realty Corporation	(863,089)
(60,701)	Paramount Group, Inc.	(261,014)
(40,841)	Pebblebrook Hotel Trust	(413,719)
(59,287)	Plymouth Industrial REIT, Inc.	(966,378)
(167,237)	RLJ Lodging Trust	(1,319,500)
(21,912)	SL Green Realty Corporation	(1,264,322)
(131,969)	Summit Hotel Properties, Inc.	(713,952)
(40,050)	Terreno Realty Corporation	(2,531,961)
(29,175)	UMH Properties, Inc.	(545,573)

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — (20.4)% (Continued)
	REAL ESTATE - (20.4)% (Continued)
(12,577)	Universal Health Realty Income Trust	$(515,154)
(177,283)	Xenia Hotels & Resorts, Inc.	(2,084,848)
		(47,808,827)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $49,861,165)	$(47,808,827)

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Zero coupon bond.

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$252,403	12,977	Alexander & Baldwin	OBFR + 45 bps	12/26/2025	$(26,840)	$-	$(26,840)
1,186,385	10,588	Alexandria Real Estate Equities	OBFR + 45 bps	12/26/2025	(197,104)	-	(197,104)
3,854	228	Alpine Income Properties	OBFR + 45 bps	11/26/2025	(15)	-	(15)
263,926	10,721	American Assets Trust	OBFR + 45 bps	11/26/2025	(46,953)	-	(46,953)
535,999	14,083	American Homes 4 Rent	OBFR + 45 bps	12/26/2025	(3,866)	-	(3,866)
49,343	1,183,739	Americold Realty Trust	OBFR - 35 bps	12/26/2025	118,888	-	118,888
21,953	2,429	Apartment Invt & Mgmt	OBFR + 45 bps	11/26/2025	(793)	-	(793)
34,810	567,751	Apple Hospitality Reit	OBFR - 35 bps	12/26/2025	110,474	-	110,474
46,100	4,686	Armada Hoffler Properties	OBFR + 45 bps	11/26/2025	(10,705)	-	(10,705)
2,069,532	9,169	Avalonbay Communities	OBFR + 45 bps	12/26/2025	(102,549)	-	(102,549)
1,106,998	40,906	Caretrust Reit Inc	OBFR + 45 bps	11/26/2025	64,924	-	64,924
234,146	8,177	Cbl & Associates Properties	OBFR + 45 bps	11/26/2025	(9,289)	-	(9,289)
20,385	331	Centerspace	OBFR + 45 bps	11/26/2025	1,102	-	1,102
288,927	9,722	Copt Defense Properties	OBFR + 45 bps	11/26/2025	(23,682)	-	(23,682)
572,986	13,854	Cubesmart	OBFR + 45 bps	11/26/2025	13,088	-	13,088
339,577	29,469	Easterly Government	OBFR + 45 bps	11/26/2025	(22,733)	-	(22,733)
443,679	2,559	Eastgroup Properties	OBFR + 45 bps	12/26/2025	7,442	-	7,442
285,540	25,632	Empire State Realty	OBFR + 45 bps	12/26/2025	(87,681)	-	(87,681)
62,755	1,375	Epr Properties	OBFR + 45 bps	12/26/2025	10,591	-	10,591
856,476	12,655	Equity Lifestyle Properties inc.	OBFR + 45 bps	12/26/2025	(13,088)	-	(13,088)
1,870,112	26,017	Equity Residential	OBFR + 45 bps	12/26/2025	(4,318)	-	(4,318)
1,146,157	36,100	Essential Properties	OBFR + 45 bps	11/26/2025	31,536	-	31,536
1,720,503	5,557	Essex Property Trust	OBFR + 45 bps	12/26/2025	(15,382)	-	(15,382)
1,820,788	11,596	Extra Space Storage	OBFR + 45 bps	12/26/2025	(93,843)	-	(93,843)
28,935	2,450	Farmland Partners Inc	OBFR + 45 bps	11/26/2025	(1,901)	-	(1,901)
5,652	307,808	First Industrial Realty	OBFR - 35 bps	12/26/2025	2,441	-	2,441
119,865	2,509	Gaming And Leisure Properties	OBFR + 45 bps	11/26/2025	8,564	-	8,564
6,898	637	Gladstone Land Corp	OBFR + 45 bps	11/26/2025	(175)	-	(175)
143,029	16,125	Global Medical Reit	OBFR + 45 bps	12/26/2025	2,646	-	2,646
573,147	26,064	Healthpeak Properties	OBFR + 45 bps	12/26/2025	(46,978)	-	(46,978)
881,397	29,562	Highwoods Properties	OBFR + 45 bps	11/26/2025	942	-	942
35,487	653,316	Host Hotels & Resort	OBFR - 35 bps	12/26/2025	140,252	-	140,252
8,934	2,481	Industrial Logistics	OBFR + 45 bps	11/26/2025	(463)	-	(463)
901,639	13,501	Innovative Industrial Properties	OBFR + 45 bps	11/26/2025	(154,580)	-	(154,580)
122,654	4,465	Kite Realty Group Trust	OBFR + 45 bps	12/26/2025	(23,445)	-	(23,445)
901,928	7,451	Lamar Advertising Co	OBFR + 45 bps	11/26/2025	(51,473)	-	(51,473)
510,924	13,915	Ltc Properties Inc	OBFR + 45 bps	12/26/2025	(14,540)	-	(14,540)
534,481	56,739	Lxp Industrial Trust	OBFR + 45 bps	12/26/2025	(36,554)	-	(36,554)
102,353	25,580	Medical Properties Trust	OBFR + 45 bps	11/26/2025	52,933	-	52,933
437,199	6,323	Natl Health Investor	OBFR + 45 bps	11/26/2025	31,213	-	31,213
13,210	335	Nexpoint Residential	OBFR + 45 bps	11/26/2025	73	-	73
1,023,175	27,221	Omega Healthcare Investors Inc	OBFR + 45 bps	11/26/2025	21,517	-	21,517
24,041	924	One Liberty Properties	OBFR + 45 bps	11/26/2025	413	-	413
521,430	28,788	Ont Media Inc	OBFR + 45 bps	11/26/2025	(61,918)	-	(61,918)
3,720	931	Orion Office Reit Inc	OBFR + 45 bps	11/26/2025	(1,745)	-	(1,745)
1,183,863	76,329	Park Hotels & Resort	OBFR + 45 bps	12/26/2025	(318,135)	-	(318,135)
7,835	685	Peakstone Realty Trust	OBFR + 45 bps	11/26/2025	873	-	873
21,128	2,417	Piedmont Office Realty Trust	OBFR + 45 bps	11/26/2025	(3,221)	-	(3,221)
16,209	1,241	Postal Realty Trust	OBFR + 45 bps	11/26/2025	1,654	-	1,654
1,441,993	12,212	Prologis Inc	OBFR + 45 bps	12/26/2025	(74,871)	-	(74,871)
985,241	3,313	Public Storage	OBFR + 45 bps	11/26/2025	6,576	-	6,576
1,405,394	25,839	Realty Income Corp	OBFR + 45 bps	11/26/2025	93,346	-	93,346
879,516	20,536	Rexford Industrial Realty Inc	OBFR + 45 bps	12/26/2025	(71,667)	-	(71,667)
1,236,961	11,314	Ryman Hospitality Properties	OBFR + 45 bps	12/26/2025	(198,097)	-	(198,097)
783,524	45,818	Sabra Health Care Reit	OBFR + 45 bps	11/26/2025	22,965	-	22,965

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)

March 31, 2025

TOTAL RETURN SWAPS
Notional Amount at March 31, 2025	Number of Shares	Reference Obligation#	Floating Rate to Pay	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$244,648	14,392	Safehold Inc	OBFR + 45 bps	11/26/2025	$24,915	$-	$24,915
94,423	2,553	Saul Centers Inc	OBFR + 45 bps	11/26/2025	(3,264)	-	(3,264)
44,571	3,792	Sunstone Hotel Investors Inc	OBFR + 45 bps	11/26/2025	(8,985)	-	(8,985)
269,697	5,917	Udr Inc	OBFR + 45 bps	12/26/2025	(4,050)	-	(4,050)
25,317	4,335	Uniti Group Inc	OBFR + 45 bps	11/26/2025	(3,717)	-	(3,717)
110,139	5,409	Urban Edge Properties	OBFR + 45 bps	11/26/2025	(7,422)	-	(7,422)
114,880	7,736	Whitestone Reit	OBFR + 45 bps	12/26/2025	(2,565)	-	(2,565)
1,088,899	19,087	Wp Carey Inc	OBFR + 45 bps	12/26/2025	130,651	-	130,651
					$(848,588)	$-	$(848,588)

#	The counterparty for all swap contracts is Morgan Stanley.
^	Pays at maturity date.

REIT - Real Estate Investment Trust

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on March 31, 2025.

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Communications - 2.9%
53,518	Match Group, Inc.(a)	$1,669,762
41,651	Omnicom Group, Inc.	3,453,284
91,447	Telephone & Data Systems, Inc.	3,542,657
		8,665,703
	Consumer Discretionary - 9.8%
67,024	Advance Auto Parts, Inc.	2,628,011
43,645	Autoliv, Inc.	3,860,400
39,906	Century Communities, Inc.	2,677,693
14,273	Darden Restaurants, Inc.	2,965,358
13,956	Dick’s Sporting Goods, Inc.	2,812,971
57,465	Etsy, Inc.(a)	2,711,199
69,012	Harley-Davidson, Inc.	1,742,553
32,723	Lear Corporation	2,886,823
48,125	MGM Resorts International(a)	1,426,425
99,801	MillerKnoll, Inc.	1,910,191
71,813	Mister Car Wash, Inc.(a)	566,605
11,259	Penske Automotive Group, Inc.	1,621,071
25,530	Shoe Carnival, Inc.	561,405
21,118	Sonic Automotive, Inc., Class A	1,202,881
		29,573,586
	Consumer Staples - 6.2%
41,891	BellRing Brands, Inc.(a)	3,119,204
101,735	Conagra Brands, Inc.	2,713,272
33,170	Five Below, Inc.(a)	2,485,262
118,108	Flowers Foods, Inc.	2,245,233
22,364	Ingredion, Inc.	3,023,837
20,221	MGP Ingredients, Inc.	594,093
12,534	Post Holdings, Inc.(a)	1,458,456
33,387	PriceSmart, Inc.	2,933,048
		18,572,405
	Energy - 5.6%
46,057	ConocoPhillips	4,836,906
54,328	Innovex International, Inc.(a)	975,731
82,612	Murphy Oil Corporation	2,346,181

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Energy - 5.6% (Continued)
234,924	Nov, Inc. COM(a)	$3,575,543
362,091	Patterson-UTI Energy, Inc.	2,976,388
114,623	ProPetro Holding Corporation(a)	842,479
22,701	Weatherford International plc	1,215,639
		16,768,867
	Financials - 16.6%
24,320	American Financial Group, Inc.	3,194,189
48,540	Ameris Bancorp	2,794,448
183,953	Apollo Commercial Real Estate Finance, Inc.	1,760,430
51,515	Cathay General Bancorp	2,216,690
62,140	CNO Financial Group, Inc.	2,588,131
9,169	Everest Re Group Ltd.	3,331,373
74,358	EZCORP, Inc., Class A(a)	1,094,550
77,748	First Commonwealth Financial Corporation	1,208,204
229,983	First Horizon National Corporation	4,466,271
139,569	Fulton Financial Corporation	2,524,803
21,671	Hanover Insurance Group, Inc. (The)	3,769,670
16,842	Lakeland Financial Corp.	1,001,088
37,972	NBT Bancorp, Inc.	1,628,999
27,213	OFG Bancorp	1,089,064
21,223	Reinsurance Group of America, Inc.	4,178,809
36,617	Selective Insurance Group, Inc.	3,351,920
17,887	Stifel Financial Corporation(a)	1,686,029
28,808	StoneX Group, Inc.(a)	2,200,317
63,670	Unum Group	5,186,557
17,332	Westamerica BanCorporation	877,519
		50,149,061
	Health Care - 7.9%
153,392	AdaptHealth Corp.(a)	1,662,769
9,791	Addus HomeCare Corporation(a)	968,232
69,616	BioMarin Pharmaceutical, Inc.(a)	4,921,155
39,007	Cardinal Health, Inc.	5,373,995
47,513	DexCom, Inc.(a)	3,244,663
17,594	Encompass Health Corporation	1,781,920

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care - 7.9% (Continued)
139,076	Premier, Inc., Class A	$2,681,385
22,328	Tenet Healthcare Corporation(a)	3,003,116
		23,637,235
	Industrials - 12.3%
59,456	ABM Industries, Inc.	2,815,836
22,412	Albany International Corporation, Class A	1,547,324
84,857	Avista Corporation	3,552,963
21,285	FTI Consulting, Inc.(a)	3,492,443
111,587	GATES INDUSTRIAL CORP PLC(a)	2,054,317
13,492	Heidrick & Struggles International, Inc.	577,862
26,441	Jacobs Solutions, Inc.	3,196,452
85,276	Knight-Swift Transportation Holdings, Inc.	3,708,653
26,736	MSC Industrial Direct Company, Inc., Class A	2,076,585
86,499	NEXTracker, Inc., Class A(a)	3,645,068
39,173	Oshkosh Corporation	3,685,397
29,276	Regal Beloit Corporation	3,333,073
25,144	Rollins, Inc.	1,358,530
11,948	UniFirst Corporation	2,078,952
		37,123,455
	Information Technology - 0.4%
52,864	Photronics, Inc.(a)	1,097,457

	Materials - 10.4%
25,032	Albemarle Corp.	1,802,805
16,477	Alpha Metallurgical Resources, Inc.	2,063,744
308,031	Amcor plc(a)	2,987,901
18,821	AptarGroup, Inc.	2,792,660
54,982	Avient Corp.	2,043,131
60,433	Axalta Coating Systems Ltd.(a)	2,004,563
20,051	Ecolab, Inc.	5,083,329
17,270	Reliance Steel & Aluminum Company	4,986,713
33,281	RPM International, Inc.	3,849,945
121,565	SunCoke Energy, Inc.(a)	1,118,398

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Materials - 10.4% (Continued)
10,700	Vulcan Materials Company	$2,496,310
		31,229,499
	Real Estate - 13.6%
36,678	Agree Realty Corporation	2,831,175
28,015	American Assets Trust, Inc.	564,222
118,389	American Homes 4 Rent, Class A	4,476,288
115,890	CareTrust REIT, Inc.	3,312,136
74,902	CoreCivic, Inc.	1,519,762
62,674	CubeSmart	2,676,807
45,621	EPR Properties	2,400,121
57,510	Equity LifeStyle Properties, Inc.	3,835,917
64,206	Four Corners Property Trust, Inc.	1,842,712
41,332	Getty Realty Corporation	1,288,732
78,753	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	2,302,738
13,464	Jones Lang LaSalle, Inc.	3,337,860
113,028	National Retail Properties, Inc.	4,820,643
119,135	Rexford Industrial Realty, Inc.	4,664,135
68,238	SITE Centers Corp(a)	876,176
		40,749,424
	Technology - 8.0%
31,994	Akamai Technologies, Inc.(a)	2,575,517
48,751	Allegro MicroSystems, Inc.(a)	1,225,113
13,892	Broadridge Financial Solutions, Inc.	3,368,254
5,406	CACI International, Inc., Class A(a)	1,983,570
51,069	Calix, Inc.(a)	1,809,885
34,801	Ciena Corp.(a)	2,103,025
21,506	Digi International, Inc.(a)	598,512
89,166	DoubleVerify Holdings, Inc.(a)	1,192,149
10,180	Euronet Worldwide, Inc.(a)	1,087,733
45,197	LiveRamp Holdings, Inc.(a)	1,181,450
36,170	MAXIMUS, Inc.	2,466,432
72,925	ON Semiconductor Corporation(a)	2,967,318
78,921	SolarWinds Corp.(a)	1,454,514
		24,013,472

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities - 6.0%
69,322	California Water Service Group	$3,359,344
49,002	Evergy, Inc.	3,378,688
111,829	OGE Energy Corporation	5,139,661
19,039	Ormat Technologies, Inc.	1,347,390
24,188	Pinnacle West Capital Corporation	2,303,907
43,639	SJW Group	2,386,617
		17,915,607

	TOTAL COMMON STOCKS (Cost $307,893,562)	299,495,771

	EXCHANGE-TRADED FUNDS — 0.4%
	Equity - 0.4%
3,560	Ishares Russell Midcap Value	448,453
3,253	Vanguard Small-Cap Value ETF	606,002
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,127,628)	1,054,455

	TOTAL INVESTMENTS - 100.1% (Cost $309,021,190)	$300,550,226
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(208,490)
	NET ASSETS - 100.0%	$300,341,736

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	Communications - 4.4%
7,990	Comcast Corp., Class A	$294,831
6,808	KDDI Corporation	107,561
27,323	Koninklijke KPN N.V.	115,795
3,403	Omnicom Group, Inc.	282,143
12,453	Orange S.A.	161,408
86,436	SoftBank Corporation	120,603
9,146	Tele2 AB, B Shares	123,355
9,452	TELUS Corporation	135,586
1,327	T-Mobile US, Inc.	353,924
1,307	VeriSign, Inc.(a)	331,808
		2,027,014
	Consumer Discretionary - 8.1%
5,502	Amazon.com, Inc.(a)	1,046,810
3,973	Cie Generale des Etablissements Michelin	139,715
378	Fast Retailing Company Limited	112,553
743	Games Workshop Group plc	135,017
5,627	General Motors Company	264,638
863	InterContinental Hotels Group plc	92,928
2,124	Lennar Corporation, Class A	243,793
4,449	LKQ Corporation	189,260
214	LVMH Moet Hennessy Louis Vuitton SE	132,599
1,026	McDonald’s Corp.	320,491
2,743	McDonald’s Holding NPV	104,448
2,255	Mercedes-Benz Group AG	133,281
3,989	MGM Resorts International(a)	118,234
1,062	Millrose Properties, Inc.(a)	28,154
2,412	Restaurant Brands International, Inc.	160,810
4,662	Sekisui House Ltd	104,369
10,119	Suzuki Motor Corporation	124,240
2,421	TJX Cos., Inc. (The)	294,878
		3,746,218
	Consumer Staples - 9.7%
4,823	Aeon Co. Ltd.	120,988
5,466	Altria Group, Inc.	328,069

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Consumer Staples - 9.7% (Continued)
3,192	British American Tobacco plc	$130,962
4,918	Coca-Cola Co. (The)	352,227
1,468	Coca-Cola European Partners plc	127,760
3,204	Colgate-Palmolive Company	300,215
1,871	Danone S.A.	143,183
2,294	Essity Aktiebolag AB, Class B - Series B	65,186
3,601	Imperial Brands plc	133,256
4,350	Japan Tobacco, Inc.(a)	119,592
2,226	Kimberly-Clark Corp.	316,582
2,689	Koninklijke Ahold Delhaize N.V.	100,503
1,820	Nestle S.A.	183,963
2,022	PepsiCo, Inc.	303,179
2,434	Philip Morris International, Inc.	386,349
3,286	Procter & Gamble Co. (The)	560,001
9,289	The Kraft Heinz Company	282,664
2,019	Unilever plc	120,479
12,140	Walgreens Boots Alliance, Inc.	135,604
3,303	Walmart, Inc.	289,970
		4,500,732
	Energy - 5.1%
2,397	Chevron Corporation	400,994
690	DCC plc	46,118
2,258	Enphase Energy, Inc.(a)	140,109
6,156	Exxon Mobil Corporation	732,134
881	First Solar, Inc.(a)	111,385
2,026	Marathon Petroleum Corporation	295,168
2,501	Phillips 66	308,823
2,313	Valero Energy Corp.	305,478
		2,340,209
	Financials - 18.2%
384	Allianz SE	147,042
3,087	Assicurazioni Generali SpA	108,504
3,737	AXA S.A.	159,755
35,276	Banco Santander S.A.	237,783

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Financials - 18.2% (Continued)
9,328	Bank of America Corporation	$389,258
3,683	Bank of New York Mellon Corporation (The)	308,893
2,753	Bank of Nova Scotia (The)	130,545
1,308	Berkshire Hathaway, Inc., Class B(a)	696,615
2,233	BNP Paribas	186,736
1,629	Capital One Financial Corporation	292,080
1,093	Chubb Ltd.	330,074
4,228	Citigroup, Inc.	300,146
1,931	Danske Bank A/S	63,212
554	Deutsche Boerse AG	163,554
4,666	DNB Bank ASA	122,793
693	Everest Re Group Ltd.	251,788
846	Exor N.V.	76,871
5,511	Franklin Resources, Inc.	106,087
519	Goldman Sachs Group, Inc. (The)	283,525
472	Hannover Rueck SE	140,761
12,009	HSBC Holdings plc	136,153
5,001	ING Groep N.V.	98,030
24,056	Intesa Sanpaolo SpA	124,045
11,537	JAPAN POST HOLDINGS CO LT	114,865
1,691	JPMorgan Chase & Co.	414,803
9,930	Mitsubishi UFJ Financial Group, Inc.	135,415
4,634	Mizuho Financial Group, Inc.	127,203
1,767	National Bank of Canada	145,856
1,860	Nn Group Nv	103,559
8,599	Nordea Bank Abp	109,698
2,733	Northern Trust Corporation	269,610
3,837	Poste Italiane S.P.A.	68,491
4,161	Sompo Holdings, Inc.	126,736
9,255	Standard Chartered plc	137,351
4,728	Sumitomo Mitsui Financial Group, Inc.	121,606
8,623	Svenska Handelsbanken AB, A Share	97,469
4,529	SWEDBANK AB - A SHARES, Class A	103,162
184	Swiss Life Holding AG	167,901

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Financials - 18.2% (Continued)
3,121	Tokio Marine Holdings, Inc.	$121,443
1,210	Travelers Companies, Inc. (The)	319,997
6,642	Truist Financial Corporation	273,318
2,569	TRYG A/S	61,120
2,344	UniCredit SpA	131,647
4,256	Wells Fargo & Company	305,539
161	Zurich Insurance Group AG	112,403
		8,423,442
	Health Care - 12.2%
1,130	Amgen, Inc.	352,051
514	Ascendis Pharma A/S - ADR(a)	80,112
4,609	Centene Corporation(a)	279,812
866	Charles River Laboratories International, Inc.(a)	130,350
6,410	CVS Health Corporation	434,278
3,972	Daiichi Sankyo Company Ltd.	94,610
797	Elevance Health Incorporated	346,663
3,277	Gilead Sciences, Inc.	367,188
7,628	GlaxoSmithKline plc	145,787
951	HCA Healthcare, Inc.	328,618
1,081	Incyte Corporation(a)	65,455
1,452	IQVIA Holdings, Inc.(a)	255,988
510	McKesson Corporation	343,225
3,097	Merck & Company, Inc.	277,987
841	Merck KGaA	115,794
1,612	Novartis AG	179,083
897	Novo Nordisk A/S	61,342
410	Regeneron Pharmaceuticals, Inc.(a)	260,034
1,394	Sanofi S.A.	154,432
809	Stryker Corp.	301,151
5,296	Terumo Corporation	99,672
1,288	UnitedHealth Group, Inc.	674,590
1,802	Zoetis, Inc.	296,699
		5,644,921

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Industrials - 9.2%
2,261	3M Company	$332,051
2,883	ABB Ltd.(a)	148,788
1,885	Ashtead Group plc	101,926
2,258	Diploma PLC	113,045
325	DSV Panalpina A/S	62,856
1,111	General Dynamics Corporation	302,836
9,330	Hexagon AB	99,752
1,145	Illinois Tool Works, Inc.	283,972
7,944	Isuzu Motors Ltd.	108,044
618	Lockheed Martin Corp.	276,067
6,620	Mitsubishi Electric Corporation(a)	120,078
7,282	Mitsubishi Heavy Industries Ltd.	122,665
2,704	PACCAR, Inc.	263,288
2,035	Rollins, Inc.	109,951
526	Schneider Electric SA	121,492
3,026	Secom Company Ltd.	103,086
622	Siemens AG	143,728
901	Snap-on, Inc.	303,646
8,384	Southwest Airlines Company	281,535
5,107	Sumitomo Corporation	116,556
1,296	Union Pacific Corporation	306,167
850	Waste Connections, Inc.	165,912
2,429	Xylem, Inc.	290,168
		4,277,609
	Materials - 3.1%
2,261	Albemarle Corp.	162,837
47,862	B2Gold Corporation	136,049
1,229	Ecolab, Inc.	311,576
1,432	Lafarge Holcim - Reclaim	154,135
515	Martin Marietta Materials, Inc.	246,237
5,769	Nippon Steel & Sumitomo Metal Corp.(a)	123,491
766	Packaging Corporation of America	151,683
634	Sika AG(a)	154,466
		1,440,474

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Real Estate - 2.8%
596	Aena SME, S.A.	$139,902
1,331	AvalonBay Communities, Inc.	285,659
568	Essex Property Trust, Inc.	174,132
673	FirstService Corporation	111,610
13,840	Segro Plc	123,794
76,295	Tritax Big Box REIT PLC	138,461
9,727	VICI Properties, Inc.	317,294
		1,290,852
	Technology - 21.8%
2,405	Advanced Micro Devices, Inc.(a)	247,090
2,612	Akamai Technologies, Inc.(a)	210,266
1,385	Analog Devices, Inc.	279,313
11,436	Apple, Inc.	2,540,279
1,734	Applied Materials, Inc.	251,638
1,202	CGI, Inc.(a)	120,011
5,144	Cisco Systems, Inc.	317,436
3,955	CoStar Group, Inc.(a)	313,355
1,230	Descartes Systems Group(a)	123,841
351	FactSet Research Systems, Inc.	159,579
4,019	Gen Digital, Inc.	106,664
14,405	Intel Corp.	327,137
3,961	Lam Research Corporation	287,965
4,965	Microchip Technology, Inc.	240,356
3,325	Micron Technology, Inc.	288,909
4,993	Microsoft Corp.	1,874,322
1,370	NXP Semiconductors N.V.	260,382
3,310	Obic Company Ltd.	95,459
4,455	ON Semiconductor Corporation(a)	181,274
5,198	Open Text Corpation	131,209
3,972	OTSUKA CORP.	86,019
2,025	Paychex, Inc.	312,417
3,256	PayPal Holdings, Inc.(a)	212,454
1,906	QUALCOMM, Inc.	292,781
541	SAP SE	145,041

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Technology - 21.8% (Continued)
4,445	SCSK Corporation	$109,939
2,611	Skyworks Solutions, Inc.	168,749
5,201	Sony Corporation	131,631
5,863	Sumito Electric Ind(a)	97,876
8,606	TDK Corporation	90,203
8,840	TeamViewer S.E.(a)	114,290
		10,117,885
	Utilities - 4.6%
3,151	American Electric Power Company, Inc.	344,309
2,748	Duke Energy Corporation	335,174
7,571	Exelon Corporation	348,871
7,066	FirstEnergy Corporation	285,608
2,499	FORTIS INC	113,847
5,852	PPL Corporation	211,316
4,194	Severn Trent plc	137,316
3,613	Southern Company (The)	332,215
		2,108,656

	TOTAL COMMON STOCKS (Cost $45,644,670)	45,918,012

	EXCHANGE-TRADED FUNDS — 0.6%
	Equity - 0.6%
1,269	iShares MSCI EAFE ETF	103,715
347	SPDR® S&P 500® ETF	194,109
	TOTAL EXCHANGE-TRADED FUNDS (Cost $302,989)	297,824

	TOTAL INVESTMENTS - 99.8% (Cost $45,947,659)	$46,215,836
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	107,116
	NET ASSETS - 100.0%	$46,322,952

See accompanying notes to financial statements.

ADR - American Depositary Receipt

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

Ltd. - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

S.E. - Société Européene

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Assets and Liabilities (Unaudited)

March 31, 2025

	NAA Allocation Fund	NAA Large Cap Value Fund	NAA Large Core Fund	NAA Mid Growth Fund	NAA Opportunity Fund
Assets:
Investments in securities, at cost	$172,643,940	$65,602,575	$233,995,611	$75,096,291	$32,620,582
Investments in securities, at value	$178,732,856	$66,176,946	$228,026,542	$68,991,412	$31,610,267
Cash	1,653,211	207,644	2,415,092	547,422	3,738,855
Cash at Broker for Swaps	-	-	-	-	751,045
Receivable for securities sold	-	-	-	-	37,816
Receivable for Portfolio shares sold	195	25	35,556	1,868	11,501
Interest receivable	541,228	47	322	46	16,522
Dividends receivable	69,591	72,769	128,278	28,278	21,599
Unrealized appreciation on swap agreements	-	-	-	-	4,690,885
Prepaid expenses	7,821	5,461	26,216	15,984	-
Total Assets	181,004,902	66,462,892	230,632,006	69,585,010	40,878,490
Liabilities:
Payable for Portfolio shares redeemed	182,216	14,194	37,895	36,612	937
Accrued investment advisory fees	135,762	26,344	152,641	46,255	29,177
Accrued distribution (12b-1) fees	56,773	21,920	136,133	37,961	1,908
Accrued administrative fees	25,485	15,703	30,692	12,825	8,032
Foreign Cash Due to Broker	20,850	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	3,081,824
Accrued miscellaneous fees	209,140	163,831	87,668	61,016	63,220
Total Liabilities	630,226	241,992	445,029	194,669	3,185,098
Net Assets	$180,374,676	$66,220,900	$230,186,977	$69,390,341	$37,693,392

Components of Net Assets:
Paid-in capital	$156,273,320	$61,924,092	$231,166,238	$77,664,959	$57,886,893
Accumulated earnings (losses)	24,101,356	4,296,808	(979,261)	(8,274,618)	(20,193,501)
Net Assets	$180,374,676	$66,220,900	$230,186,977	$69,390,341	$37,693,392

Class A Shares:
Net assets	$114,427,622	$42,905,553	$222,508,975	$67,596,183	$2,875,235
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,157,616	968,048	11,360,561	1,956,760	131,712
Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.99	$44.32	$19.59	$34.54	$21.83
Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$16.79	$46.53	$20.57	$36.26	$22.92

Class C Shares:
Net assets	$7,599,207	$1,753,166	$692,011	$393,619	$79,372
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	536,974	45,348	96,323	33,368	4,149
Net asset value, offering and redemption price per share (a) (Net assets ÷ Total shares of beneficial interest outstanding)	$14.15	$38.66	$7.18	$11.80	$19.13

Institutional Class Shares:
Net assets	$54,022,067	$20,595,356	$6,932,314	$1,345,751	$33,951,340
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,215,278	475,671	361,038	38,972	1,048,076
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.80	$43.30	$19.20	$34.53	$32.39

Class P Shares
Net assets	$4,325,780	$966,825	$53,677	$54,788	$787,445
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	266,963	21,863	2,822	1,621	35,701
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.20	$44.22	$19.02	$33.80	$22.06

(a)	Subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% if shares are redeemed within 12 months of purchase.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2025

	NAA Risk Managed Real Estate Fund	NAA SMid Cap Value Fund	NAA World Equity Income Fund
Assets:
Investments in securities, at cost	$237,371,051	$309,021,190	$45,947,659
Investments in securities, at value	$246,928,806	$300,550,226	$46,215,836
Cash	10,422,761	92,558	46,215
Foreign Cash (Cost $-, -, -,16,363)	-	-	16,362
Cash at Broker for Swaps	1,533,951	-	-
Cash at Broker for Short Sales	24,085,939	-	-
Receivable for securities sold	-	-	7,008
Receivable for Portfolio shares sold	50,035	4,538	185
Interest receivable	300,515	427	109
Dividends receivable	755,688	421,704	118,870
Unrealized appreciation on swap agreements	900,019	-	-
Reclaims receivable	-	302	84,947
Prepaid expenses	18,201	51,121	5,713
Total Assets	284,995,915	301,120,876	46,495,245
Liabilities:
Securities sold short, at value (proceeds $49,861,165,-,-)	47,808,827	-	-
Payable for Portfolio shares redeemed	336,894	343,527	40,272
Payable for securities purchased	-	-	7,005
Accrued investment advisory fees	138,545	176,885	8,358
Accrued distribution (12b-1) fees	9,022	102,869	23,571
Accrued administrative fees	40,708	41,614	9,634
Accrued fund accounting fees	-	-	-
Accrued transfer agency fees	36,737	24,366	5,592
Due to Broker for Short Sales	52,544	-	-
Unrealized depreciation on swap agreements	1,748,607	-	-
Accrued miscellaneous fees	116,952	89,879	77,861
Dividends payable from short positions	350,242	-	-
Total Liabilities	50,639,078	779,140	172,293
Net Assets	$234,356,837	$300,341,736	$46,322,952

Components of Net Assets:
Paid-in capital	$226,073,734	$257,909,416	$39,149,224
Accumulated earnings	8,283,103	42,432,320	7,173,728
Net Assets	$234,356,837	$300,341,736	$46,322,952

Class A Shares:
Net assets	$3,809,287	$253,170,826	$42,299,617
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	119,165	7,103,097	2,590,883
Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$31.97	$35.64	$16.33
Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$33.56	$37.42	$17.14

Class C Shares:
Net assets	$3,817,039	$2,381,042	$1,499,474
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	120,392	119,913	114,060
Net asset value, offering and redemption price per share (a) (Net assets ÷ Total shares of beneficial interest outstanding)	$31.71	$19.86	$13.15

Institutional Class Shares:
Net assets	$218,788,445	$41,050,086	$2,448,879
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,741,105	8,796,305	151,092
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$32.46	$4.67	$16.21

Class P Shares
Net assets	$7,942,066	$3,739,782	$74,982
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	246,908	105,912	4,546
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$32.17	$35.31	$16.49

(a)	Subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% if shares are redeemed within 12 months of purchase.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2025

	NAA Allocation Fund	NAA Large Cap Value Fund	NAA Large Core Fund	NAA Mid Growth Fund	NAA Opportunity Fund
Investment Income:
Dividend income	$1,477,861	$660,241	$1,671,970	$330,645	$310,068
Affiliated dividend income	-	-	493,617	141,893	-
Interest income	640,946	18,374	77,594	29,067	177,481
Foreign taxes withheld	(7,286)	(402)	-	(1,689)	(564)
Total Investment Income	2,111,521	678,213	2,243,181	499,916	486,985
Expenses:
Investment advisory fees	934,868	209,995	964,020	291,906	167,658
Distribution 12b-1 fees:
Class A	155,658	55,583	312,354	94,871	3,640
Class C	43,972	9,040	3,932	2,464	641
Class P	5,726	1,136	72	69	998
Registration & filing fees	82,668	66,699	59,588	81,277	37,611
Administration fees	59,867	19,144	68,555	28,461	18,631
Networking Fees	42,230	14,780	55,509	16,791	8,007
Transfer agent fees	30,037	26,634	52,751	24,606	13,948
Legal Fees	17,528	2,638	12,675	4,257	2,449
Audit fees	11,780	2,308	15,314	4,581	1,683
Chief compliance officer fees	11,044	5,022	7,206	2,156	5,192
Insurance Expense	10,460	4,194	9,202	5,077	3,985
Custody Fees	8,467	3,471	6,301	4,736	7,383
Trustee fees	7,761	7,051	13,052	12,551	8,563
Printing and postage expenses	5,377	12,377	13,502	10,127	5,378
Short sales dividend expense	-	-	94,873	14,437	-
Miscellaneous fees and expenses	1,998	1,646	3,241	3,541	3,899
Total Expenses	1,429,441	441,718	1,692,147	601,908	289,666
Expenses waived/reimbursed	(107,102)	(100,789)	-	-	(33,196)
Expenses Recouped	271	631	6,487	439	793
Net Expenses	1,322,610	341,560	1,698,634	602,347	257,263
Net Investment Income (Loss)	788,911	336,653	544,547	(102,431)	229,722

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Affiliated Investments	-	-	1,696,571	861,384	(2,532)
Investments	22,859,454	14,320,462	7,879,260	2,574,399	2,745,085
Futures contracts	-	-	78,168	22,858	-
Swap agreements	-	-	36,365,296	8,984,753	524,904
	22,859,454	14,320,462	46,019,295	12,443,394	3,267,457
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	-	(1,793,796)	(876,684)	2,530
Investments	(23,724,722)	(15,009,077)	(16,963,777)	(8,306,840)	(4,364,001)
Futures contracts	-	-	(62,524)	-	-
Swap agreements	-	-	(33,863,475)	(7,028,514)	880,336
	(23,724,722)	(15,009,077)	(52,683,572)	(16,212,038)	(3,481,135)
Net Realized and Unrealized Loss on Investments	(865,268)	(688,615)	(6,664,277)	(3,768,644)	(213,678)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(76,357)	$(351,962)	$(6,119,730)	$(3,871,075)	$16,044

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2025

	NAA Risk Managed Real Estate Fund	NAA SMid Cap Value Fund	NAA World Equity Income Fund
Investment Income:
Dividend income	$5,418,712	$3,335,156	$627,735
Interest income	304,966	63,492	3,931
Foreign taxes withheld	-	-	(30,317)
Total Investment Income	5,723,678	3,398,648	601,349
Expenses:
Investment advisory fees	1,012,980	1,259,369	169,112
Distribution 12b-1 fees:
Class A	5,149	295,131	54,693
Class C	22,183	12,262	9,333
Class P	10,889	4,670	95
Short sales dividend expense	879,807	-	-
Administration fees	71,142	70,516	21,218
Transfer agent fees	55,227	117,759	28,736
Legal Fees	16,045	18,622	2,977
Audit fees	18,623	20,903	2,694
Trustee fees	11,313	11,286	8,136
Printing and postage expenses	7,716	18,177	11,645
Insurance Expense	10,922	11,698	4,355
Networking Fees	56,636	71,883	9,361
Custody Fees	12,763	13,624	8,155
Registration & filing fees	63,935	62,754	72,224
Margin Receivable	1,079	-	-
Chief compliance officer fees	8,764	9,836	8,038
Miscellaneous fees and expenses	2,816	3,597	554
Total Expenses	2,267,989	2,002,087	411,326
Expenses waived/reimbursed	(79,846)	(85,831)	(124,194)
Expenses Recouped	-	-	184
Net Expenses	2,188,143	1,916,256	287,316
Net Investment Income	3,535,535	1,482,392	314,033

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Affiliated Investments	-	(2,532)	-
Investments	7,166,992	75,206,454	6,793,700
Investments sold short	(188)	-	-
Swap agreements	3,255,890	-	-
Foreign currency translations	-	-	(22,425)
	10,422,694	75,203,922	6,771,275
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	2,530	-
Investments	(27,899,016)	(92,151,333)	(7,963,772)
Investments sold short	4,717,720	-	-
Swap agreements	(3,297,303)	-	-
Foreign currency translations	-	-	(2,206)
	(26,478,599)	(92,148,803)	(7,965,978)
Net Realized and Unrealized Loss on Investments	(16,055,905)	(16,944,881)	(1,194,703)
Net Decrease in Net Assets Resulting from Operations	$(12,520,370)	$(15,462,489)	$(880,670)

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets

	NAA Allocation Fund		NAA Large Cap Value Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$788,911	$(363,030)	$336,653	$465,176
Net realized gain on investments	22,859,454	24,352,158	14,320,462	1,125,722
Net change in unrealized appreciation (depreciation) on investments	(23,724,722)	35,413,934	(15,009,077)	6,300,481
Net increase (decrease) in net assets resulting from operations	(76,357)	59,403,062	(351,962)	7,891,379
From Distributions to Shareholders:
Class A	(17,699,918)	(1,985,508)	(4,831,600)	(3,614,984)
Class C	(1,381,988)	(124,629)	(202,881)	(133,562)
Institutional Class	(8,130,642)	(1,275,935)	(1,711,890)	(215,928)
Class P	(639,492)	(77,623)	(87,996)	(9,665)
Total distributions to shareholders	(27,852,040)	(3,463,695)	(6,834,367)	(3,974,139)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	2,183,882	4,655,019	19,087,649	822,724
Class C	437,899	55,823	1,173,913	96,923
Institutional Class	2,032,864	1,903,271	19,349,549	1,637,823
Class P	67,183	60,986	1,031,647	645
Reinvestment of distributions
Class A	15,966,752	1,793,021	4,742,848	3,537,482
Class C	1,377,351	124,341	202,881	133,562
Institutional Class	7,732,897	1,226,048	1,707,117	215,928
Class P	633,027	76,734	87,996	9,665
Cost of shares redeemed
Class A	(14,272,767)	(23,069,675)	(11,809,423)	(3,861,275)
Class C	(2,729,224)	(5,075,017)	(568,853)	(388,459)
Institutional Class	(9,351,918)	(22,260,703)	(1,617,220)	(1,141,930)
Class P	(385,821)	(1,111,314)	(137,413)	(23,068)
Net increase/(decrease) in net assets from share transactions of beneficial interest	3,692,125	(41,621,466)	33,250,691	1,040,020
Total Increase/(Decrease) In Net Assets	(24,236,272)	14,317,901	26,064,362	4,957,260

Net Assets:
Beginning of year/period	204,610,948	190,293,047	40,156,538	35,199,278
End of year/period	$180,374,676	$204,610,948	$66,220,900	$40,156,538

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Allocation Fund		NAA Large Cap Value Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	121,763	279,154	393,724	17,707
Shares Reinvested	951,535	117,575	104,601	80,968
Shares Redeemed	(803,182)	(1,426,867)	(243,568)	(83,236)
Net increase/(decrease) in shares of beneficial interest outstanding	270,116	(1,030,138)	254,757	15,439

Class C
Shares Sold	30,061	3,771	27,337	2,411
Shares Reinvested	92,564	8,991	5,165	3,449
Shares Redeemed	(172,713)	(337,058)	(13,503)	(9,626)
Net increase/(decrease) in shares of beneficial interest outstanding	(50,088)	(324,296)	18,999	(3,766)

Institutional Class
Shares Sold	108,865	109,757	411,021	36,005
Shares Reinvested	438,870	77,207	39,240	5,048
Shares Redeemed	(500,995)	(1,330,967)	(35,795)	(25,018)
Net increase/(decrease) in shares of beneficial interest outstanding	46,740	(1,144,003)	414,466	16,035

Class P
Shares Sold	3,656	3,751	21,296	13
Shares Reinvested	37,237	4,983	1,987	222
Shares Redeemed	(21,196)	(68,841)	(2,997)	(495)
Net increase/(decrease) in shares of beneficial interest outstanding	19,697	(60,107)	20,286	(260)

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund		NAA Mid Growth Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$544,547	$7,294,680	$(102,431)	$1,972,163
Net realized gain on investments	46,019,295	41,786,691	12,443,394	12,812,573
Net change in unrealized appreciation (depreciation) on investments	(52,683,572)	26,059,317	(16,212,038)	4,802,149
Net increase/(decrease) in net assets resulting from operations	(6,119,730)	75,140,688	(3,871,075)	19,586,885
From Distributions to Shareholders:
Class A	(47,830,317)	(5,405,491)	(1,895,782)	(1,599,572)
Class C	(303,545)	(36,849)	(29,994)	(35,883)
Institutional Class	(1,505,871)	(182,850)	(47,087)	(25,329)
Class P	(11,131)	(5,396)	(1,353)	(1,001)
Total distributions to shareholders	(49,650,864)	(5,630,586)	(1,974,216)	(1,661,785)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	1,139,604	6,210,855	958,300	1,127,898
Class C	10,429	69,462	7,706	54,595
Institutional Class	2,586,385	1,830,970	911,163	242,286
Class P	229	1,460	10,381	8,666
Reinvestment of distributions
Class A	45,689,049	5,134,767	1,798,324	1,520,104
Class C	303,545	36,186	29,638	35,883
Institutional Class	1,497,370	181,876	47,000	25,262
Class P	11,131	5,396	1,353	1,001
Cost of shares redeemed
Class A	(25,569,193)	(25,109,528)	(5,441,285)	(7,500,936)
Class C	(141,563)	(283,343)	(206,334)	(155,959)
Institutional Class	(3,628,206)	(2,050,837)	(569,826)	(316,333)
Class P	(31,837)	(195,305)	(23,762)	(2,851)
Net increase/(decrease) in net assets from share transactions of beneficial interest	21,866,943	(14,168,041)	(2,477,342)	(4,960,384)
Total Increase/(Decrease) In Net Assets	(33,903,651)	55,342,061	(8,322,633)	12,964,716

Net Assets:
Beginning of year/period	264,090,628	208,748,567	77,712,974	64,748,258
End of year/period	$230,186,977	$264,090,628	$69,390,341	$77,712,974

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund		NAA Mid Growth Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	52,009	291,700	24,467	33,254
Shares Reinvested	2,179,821	257,382	48,045	47,135
Shares Redeemed	(1,191,163)	(1,161,333)	(142,899)	(223,835)
Net increase/(decrease) in shares of beneficial interest outstanding	1,040,667	(612,251)	(70,387)	(143,446)

Class C
Shares Sold	1,174	6,735	586	4,488
Shares Reinvested	39,422	3,730	2,314	3,096
Shares Redeemed	(14,830)	(26,945)	(15,359)	(12,835)
Net increase/(decrease) in shares of beneficial interest outstanding	25,766	(16,480)	(12,459)	(5,251)

Institutional Class
Shares Sold	109,411	87,396	22,696	7,128
Shares Reinvested	72,936	9,265	1,257	784
Shares Redeemed	(156,848)	(99,766)	(15,150)	(9,222)
Net increase/(decrease) in shares of beneficial interest outstanding	25,499	(3,105)	8,803	(1,310)

Class P
Shares Sold	10	65	279	258
Shares Reinvested	547	276	37	32
Shares Redeemed	(1,339)	(8,169)	(654)	(87)
Net increase/(decrease) in shares of beneficial interest outstanding	(782)	(7,828)	(338)	203

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund		NAA Risk Managed Real Estate Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$229,722	$280,300	$3,535,535	$8,563,694
Net realized gain on investments	3,267,457	2,733,753	10,422,694	7,466,542
Net change in unrealized appreciation (depreciation) on investments	(3,481,135)	2,135,471	(26,478,599)	68,437,312
Net increase/(decrease) in net assets resulting from operations	16,044	5,149,524	(12,520,370)	84,467,548
From Distributions to Shareholders:
Class A	(30,372)	(17,013)	(119,788)	(124,087)
Class C	-	-	(117,108)	(100,127)
Institutional Class	(295,577)	(170,951)	(7,597,072)	(9,703,511)
Class P	(6,439)	(11,717)	(253,390)	(258,942)
Total distributions to shareholders	(332,388)	(199,681)	(8,087,358)	(10,186,667)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	165,472	521,179	145,831	975,223
Class C	2,434	28,394	187,469	449,159
Institutional Class	51,799	162,832	12,837,529	56,496,605
Class P	22	93,001	288,479	1,668,346
Reinvestment of distributions
Class A	25,420	14,054	108,308	113,706
Class C	-	-	106,394	96,964
Institutional Class	295,576	170,951	7,288,264	9,267,091
Class P	6,439	11,717	253,390	258,942
Cost of shares redeemed
Class A	(335,949)	(706,294)	(964,805)	(1,535,282)
Class C	(112,593)	(55,553)	(1,144,341)	(1,316,770)
Institutional Class	(26,023)	(1,056,198)	(100,367,036)	(152,743,720)
Class P	(52,068)	(1,355,753)	(2,006,381)	(2,686,041)
Net increase/(decrease) in net assets from share transactions of beneficial interest	20,529	(2,171,670)	(83,266,899)	(88,955,777)
Total Increase/(Decrease) In Net Assets	(295,815)	2,778,173	(103,874,627)	(14,674,896)

Net Assets:
Beginning of year/period	37,989,207	35,211,034	338,231,464	352,906,360
End of year/period	$37,693,392	$37,989,207	$234,356,837	$338,231,464

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund		NAA Risk Managed Real Estate Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	7,643	24,797	4,455	31,903
Shares Reinvested	1,193	732	3,429	3,567
Shares Redeemed	(15,497)	(33,883)	(29,063)	(50,152)
Net decrease in shares of beneficial interest outstanding	(6,661)	(8,354)	(21,179)	(14,682)

Class C
Shares Sold	130	1,567	5,790	15,361
Shares Reinvested	-	-	3,399	3,077
Shares Redeemed	(5,940)	(3,081)	(35,306)	(42,364)
Net decrease in shares of beneficial interest outstanding	(5,810)	(1,514)	(26,117)	(23,926)

Institutional Class
Shares Sold	1,658	5,415	386,721	1,826,925
Shares Reinvested	9,360	6,030	227,336	286,640
Shares Redeemed	(792)	(34,432)	(2,975,196)	(4,977,917)
Net increase/(decrease) in shares of beneficial interest outstanding	10,226	(22,987)	(2,361,139)	(2,864,352)

Class P
Shares Sold	1	4,366	8,680	53,565
Shares Reinvested	299	605	7,972	8,075
Shares Redeemed	(2,383)	(63,484)	(60,273)	(85,912)
Net decrease in shares of beneficial interest outstanding	(2,083)	(58,513)	(43,621)	(24,272)

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund		NAA World Equity Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,482,392	$2,702,586	$314,033	$840,399
Net realized gain on investments	75,203,922	26,188,659	6,771,275	2,743,773
Net change in unrealized appreciation (depreciation) on investments	(92,148,803)	42,714,503	(7,965,978)	7,508,430
Net increase (decrease) in net assets resulting from operations	(15,462,489)	71,605,748	(880,670)	11,092,602
From Distributions to Shareholders:
Class A	(26,932,897)	(4,519,035)	(2,326,755)	(768,591)
Class C	(460,313)	(90,028)	(105,341)	(29,760)
Institutional Class	(26,724,429)	(6,882,413)	(138,379)	(54,773)
Class P	(433,101)	(83,545)	(4,023)	(1,703)
Total distributions to shareholders	(54,550,740)	(11,575,021)	(2,574,498)	(854,827)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	2,403,086	5,756,207	1,474,697	1,607,596
Class C	39,343	209,657	6,139	203,517
Institutional Class	2,483,081	14,895,834	638,979	1,388,085
Class P	4,013	79,097	25	1,064
Reinvestment of distributions
Class A	26,152,208	4,392,317	2,237,780	739,598
Class C	455,273	83,920	105,341	29,760
Institutional Class	21,015,786	5,463,438	137,375	54,443
Class P	433,101	83,545	4,022	1,299
Cost of shares redeemed
Class A	(26,490,235)	(42,061,906)	(4,259,349)	(4,592,926)
Class C	(1,084,009)	(1,536,349)	(1,063,453)	(875,233)
Institutional Class	(25,683,214)	(37,727,972)	(1,506,212)	(1,475,557)
Class P	(939,513)	(1,466,108)	(22,493)	(18,515)
Net decrease in net assets from share transactions of beneficial interest	(1,211,080)	(51,828,320)	(2,247,149)	(2,936,869)
Total Increase (Decrease) In Net Assets	(71,224,309)	8,202,407	(5,702,317)	7,300,906

Net Assets:
Beginning of year/period	371,566,045	363,363,638	52,025,269	44,724,363
End of year/period	$300,341,736	$371,566,045	$46,322,952	$52,025,269

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund		NAA World Equity Fund
	Six Months Ended March 31, 2025	Year Ended September 30, 2024	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	62,278	152,442	88,593	101,178
Shares Reinvested	708,732	118,391	139,481	45,106
Shares Redeemed	(680,258)	(1,112,216)	(253,288)	(291,196)
Net increase/(decrease) in shares of beneficial interest outstanding	90,752	(841,383)	(25,214)	(144,912)

Class C
Shares Sold	1,745	9,107	455	17,189
Shares Reinvested	22,101	3,758	8,159	2,243
Shares Redeemed	(47,795)	(68,315)	(75,882)	(66,359)
Net decrease in shares of beneficial interest outstanding	(23,949)	(55,450)	(67,268)	(46,927)

Institutional Class
Shares Sold	357,936	1,804,887	38,474	85,631
Shares Reinvested	4,351,094	677,006	8,625	3,346
Shares Redeemed	(3,872,122)	(4,483,828)	(88,384)	(95,637)
Net increase/(decrease) in shares of beneficial interest outstanding	836,908	(2,001,935)	(41,285)	(6,660)

Class P
Shares Sold	101	2,074	1	67
Shares Reinvested	11,846	2,271	249	78
Shares Redeemed	(24,609)	(39,748)	(1,282)	(1,157)
Net decrease in shares of beneficial interest outstanding	(12,662)	(35,403)	(1,032)	(1,012)

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$18.64		$14.04		$14.23		$18.11		$14.00		$16.50
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		(0.04)		0.26		(0.01)		(0.06)		0.02
Net realized and unrealized gain (loss) on investments	(0.03)		4.90		(0.40)		(1.27)		4.18		0.07	(i)
Total income (loss) from investment operations	0.03		4.86		(0.14)		(1.28)		4.12		0.09
Less distributions from:
Net investment income	(0.02)		(0.26)		(0.05)		-		(0.01)		-
Net realized gain	(2.66)		-		-		(2.60)		-		(2.59)
Total distributions	(2.68)		(0.26)		(0.05)		(2.60)		(0.01)		(2.59)
Net asset value, end of period/year	$15.99		$18.64		$14.04		$14.23		$18.11		$14.00
Total return (b)	(0.51	)%(e)	35.05%		(0.97)%		(9.40)%		29.42%		(0.38)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$114,428		$128,383		$111,157		$135,504		$152,598		$106,549
Net Investment Income (loss)	0.71	%(f)	(0.25)%		1.81%		(0.03)%		(0.38)%		0.16%
Total Expenses (c)	1.50	%(f)	1.54%		1.58%		1.48%		1.44%		1.43%
Net Expenses (d)	1.45	%(f)	1.43	%(g)	1.47	%(g)	1.39	%(g)	1.42	%(g)	1.40	%(g)
Portfolio turnover rate	59	%(e)(h)	125%		130%		149%		131%		313%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.43%	1.46%	1.38%	1.41%	1.40%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$16.83		$12.67		$12.87		$16.72		$13.01		$15.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01		(0.13)		0.16		(0.12)		(0.16)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.03)		4.44		(0.36)		(1.13)		3.87		0.08	(i)
Total income (loss) from investment operations	(0.02)		4.31		(0.20)		(1.25)		3.71		0.01
Less distributions from:
Net investment income	-		(0.15)		-		-		-		-
Net realized gain	(2.66)		-		-		(2.60)		-		(2.59)
Total distributions	(2.66)		(0.15)		-		(2.60)		-		(2.59)
Net asset value, end of period/year	$14.15		$16.83		$12.67		$12.87		$16.72		$13.01
Total return (b)	(0.88	)%(e)	34.24%		(1.55)%		(10.08)%		28.52%		(0.99)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$7,599		$9,878		$11,548		$20,835		$60,153		$98,656
Net Investment Income (loss)	0.08	%(f)	(0.91)%		1.25%		(0.82)%		(1.02)%		(0.53)%
Total Expenses (c)	2.10	%(f)	2.25%		2.21%		2.21%		2.15%		2.15%
Net Expenses (d)	2.05	%(f)	2.08	%(g)	2.08	%(g)	2.08	%(g)	2.09	%(g)	2.10	%(g)
Portfolio turnover rate	59	%(e)(h)	125%		130%		149%		131%		313%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
2.07%	2.07%	2.08%	2.08%	2.10%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$19.47		$14.66		$14.85		$18.74		$14.48		$16.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.02		0.33		0.04		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	(0.04)		5.12		(0.42)		(1.33)		4.32		0.07	(i)
Total income (loss) from investment operations	0.06		5.14		(0.09)		(1.29)		4.31		0.14
Less distributions from:
Net investment income	(0.07)		(0.33)		(0.10)		-		(0.05)		-
Net realized gain	(2.66)		-		-		(2.60)		-		(2.59)
Total distributions	(2.73)		(0.33)		(0.10)		(2.60)		(0.05)		(2.59)
Net asset value, end of period/year	$16.80		$19.47		$14.66		$14.85		$18.74		$14.48
Total return (b)	(0.35	)%(e)	35.55%		(0.58)%		(9.11)%		29.81%		(0.03)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$54,022		$61,690		$63,225		$93,219		$137,682		$152,083
Net Investment Income (loss)	1.09	%(f)	0.10%		2.22%		0.25%		(0.04)%		0.47%
Total Expenses (c)	1.24	%(f)	1.21%		1.22%		1.20%		1.15%		1.15%
Net Expenses (d)	1.05	%(f)	1.07	%(g)	1.08	%(g)	1.08	%(g)	1.09	%(g)	1.10	%(g)
Portfolio turnover rate	59	%(e)(h)	125%		130%		149%		131%		313%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.07%	1.07%	1.08%	1.09%	1.10%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$18.85		$14.19		$14.36		$18.25		$14.10		$16.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		(0.03)		0.28		0.00	(j)	(0.05)		0.03
Net realized and unrealized gain (loss) on investments	(0.05)		4.97		(0.39)		(1.29)		4.20		0.07	(i)
Total income (loss) from investment operations	0.03		4.94		(0.11)		(1.29)		4.15		0.10
Less distributions from:
Net investment income	(0.02)		(0.28)		(0.06)		-		0.00	(j)	-
Net realized gain	(2.66)		-		-		(2.60)		-		(2.59)
Total distributions	(2.68)		(0.28)		(0.06)		(2.60)		-		(2.59)
Net asset value, end of period/year	$16.20		$18.85		$14.19		$14.36		$18.25		$14.10
Total return (b)	(0.51	)%(e)	35.26%		(0.80)%		(9.38)%		29.45%		(0.30)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$4,326		$4,660		$4,363		$5,424		$8,533		$9,143
Net Investment Income (loss)	0.85	%(f)	(0.16)%		1.96%		(0.01)%		(0.28)%		0.22%
Total Expenses (c)	1.50	%(f)	1.47%		1.47%		1.43%		1.38%		1.40%
Net Expenses (d)	1.30	%(f)	1.32	%(g)	1.33	%(g)	1.33	%(g)	1.34	%(g)	1.35	%(g)
Portfolio turnover rate	59	%(e)(h)	125%		130%		149%		131%		313%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.32%	1.32%	1.33%	1.34%	1.35%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the fund.
(j)	Less than $0.01 per share.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$50.31		$45.66		$43.75		$50.08		$38.17		$43.56
Income (loss) from investment operations:
Net investment income (a)	0.23		0.58		0.61		0.56		0.41		0.97
Net realized and unrealized gain (loss) on investments	(1.43	)(i)	9.37		5.55		(3.40)		14.51		(2.97)
Total income (loss) from investment operations	(1.20)		9.95		6.16		(2.84)		14.92		(2.00)
Less distributions from:
Net investment income	(0.06)		(0.70)		(0.52)		(0.43)		(1.30)		(0.70)
Net realized gain	(4.73)		(4.60)		(3.73)		(3.06)		(1.71	)(e)	(2.69)
Total distributions	(4.79)		(5.30)		(4.25)		(3.49)		(3.01)		(3.39)
Net asset value, end of period/year	$44.32		$50.31		$45.66		$43.75		$50.08		$38.17
Total return (b)	(0.91	)%(e)	23.55%		14.19%		(6.43)%		40.59%		(5.58)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$42,906		$35,888		$31,862		$30,733		$36,678		$28,548
Net Investment Income	1.00	%(f)	1.25%		1.32%		1.11%		0.88%		2.40%
Total Expenses (c)	1.48	%(f)	1.52%		1.47%		1.41%		1.47%		1.46%
Net Expenses (d)	1.10	%(f)	1.12	%(g)	1.12	%(g)	1.13	%(g)	1.15	%(g)	1.15	%(g)
Portfolio turnover rate	41	%(e)(h)	13%		19%		33%		19%		25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.12%	1.12%	1.13%	1.14%	1.15%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$44.33		$40.68		$39.44		$45.43		$34.79		$39.77
Income (loss) from investment operations:
Net investment income (a)	0.05		0.21		0.24		0.18		0.05		0.62
Net realized and unrealized gain (loss) on investments	(0.95	)(i)	8.30		5.00		(3.07)		13.23		(2.74)
Total income (loss) from investment operations	(0.90)		8.51		5.24		(2.89)		13.28		(2.12)
Less distributions from:
Net investment income	(0.04)		(0.26)		(0.27)		(0.04)		(0.93)		(0.17)
Net realized gain	(4.73)		(4.60)		(3.73)		(3.06)		(1.71	)(e)	(2.69)
Total distributions	(4.77)		(4.86)		(4.00)		(3.10)		(2.64)		(2.86)
Net asset value, end of period/year	$38.66		$44.33		$40.68		$39.44		$45.43		$34.79
Total return (b)	(1.27	)%(e)	22.63%		13.33%		(7.13)%		39.55%		(6.30)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,753		$1,168		$1,225		$1,653		$1,191		$911
Net Investment Income	0.25	%(f)	0.50%		0.57%		0.39%		0.12%		1.69%
Total Expenses (c)	1.96	%(f)	2.36%		2.28%		2.29%		2.36%		2.43%
Net Expenses (d)	1.85	%(f)	1.87	%(g)	1.87	%(g)	1.88	%(g)	1.89	%(g)	1.90	%(g)
Portfolio turnover rate	41	%(e)(h)	13%		19%		33%		19%		25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.87%	1.87%	1.88%	1.89%	1.90%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$49.36		$44.90		$43.11		$49.39		$37.71		$43.08
Income (loss) from investment operations:
Net investment income (a)	0.28		0.68		0.74		0.71		0.52		0.98
Net realized and unrealized gain (loss) on investments	(1.49	)(i)	9.21		5.43		(3.38)		14.31		(2.84)
Total income (loss) from investment operations	(1.21)		9.89		6.17		(2.67)		14.83		(1.86)
Less distributions from:
Net investment income	(0.12)		(0.83)		(0.65)		(0.55)		(1.44)		(0.82)
Net realized gain	(4.73)		(4.60)		(3.73)		(3.06)		(1.71	)(e)	(2.69)
Total distributions	(4.85)		(5.43)		(4.38)		(3.61)		(3.15)		(3.51)
Net asset value, end of period/year	$43.30		$49.36		$44.90		$43.11		$49.39		$37.71
Total return (b)	(0.79	)%(e)	23.89%		14.48%		(6.20)%		40.93%		(5.35)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$20,595		$3,021		$2,028		$5,246		$1,364		$477
Net Investment Income	1.24	%(f)	1.48%		1.61%		1.46%		1.10%		2.50%
Total Expenses (c)	1.04	%(f)	1.29%		1.21%		1.15%		1.24%		1.35%
Net Expenses (d)	0.85	%(f)	0.87	%(g)	0.87	%(g)	0.88	%(g)	0.89	%(g)	0.90	%(g)
Portfolio turnover rate	41	%(e)(h)	13%		19%		33%		19%		25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not Annualized
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
0.87%	0.87%	0.88%	0.89%	0.90%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$50.16		$45.53		$43.59		$49.91		$38.06		$43.46
Income (loss) from investment operations:
Net investment income (a)	0.23		0.58		0.62		0.53		0.41		0.83
Net realized and unrealized gain (loss) on investments	(1.35	)(i)	9.35		5.52		(3.34)		14.46		(2.82)
Total income (loss) from investment operations	(1.12)		9.93		6.14		(2.81)		14.87		(1.99)
Less distributions from:
Net investment income	(0.09)		(0.70)		(0.47)		(0.45)		(1.31)		(0.72)
Net realized gain	(4.73)		(4.60)		(3.73)		(3.06)		(1.71)		(2.69)
Total distributions	(4.82)		(5.30)		(4.20)		(3.51)		(3.02)		(3.41)
Net asset value, end of period/year	$44.22		$50.16		$45.53		$43.59		$49.91		$38.06
Total return (b)	(0.91	)%(e)	23.56%		14.19%		(6.44)%		40.60%		(5.58)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$967		$79		$84		$97		$194		$170
Net Investment Income	0.86	%(f)	1.26%		1.33%		1.05%		0.87%		2.12%
Total Expenses (c)	1.26	%(f)	1.71%		1.70%		1.67%		1.71%		1.72%
Net Expenses (d)	1.10	%(f)	1.12	%(g)	1.12	%(g)	1.14	%(g)	1.15	%(g)	1.15	%(g)
Portfolio turnover rate	41	%(e)(h)	13%		19%		33%		19%		25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.12%	1.12%	1.13%	1.14%	1.15%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$24.71		$18.44	$21.18	$27.35	$23.01	$20.48
Income (loss) from investment operations:
Net investment income (a)	0.06		0.66	0.56	0.18	0.06	0.17
Net realized and unrealized gain (loss) on investments	(0.41)		6.11	3.32	(5.02)	6.46	2.70
Total income (loss) from investment operations	(0.35)		6.77	3.88	(4.84)	6.52	2.87
Less distributions from:
Net investment income	(0.66)		(0.50)	(0.22)	(0.08)	(0.19)	(0.31)
Net realized gain	(4.11)		-	(6.40)	(1.25)	(1.99)	(0.03)
Total distributions	(4.77)		(0.50)	(6.62)	(1.33)	(2.18)	(0.34)
Net asset value, end of period/year	$19.59		$24.71	$18.44	$21.18	$27.35	$23.01
Total return (b)	(2.70	)%(e)	37.38%	21.81%	(18.94)%	29.91%	14.18%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$222,509		$254,992	$201,587	$186,957	$247,243	$204,428
Net Investment Income	0.53	%(f)	3.04%	3.01%	0.68%	0.23%	0.79%
Total Expenses (c)	1.35	%(f)	1.62%	1.48%	1.20%	1.23%	1.32%
Net Expenses (d)	1.35	%(f)	1.59%	1.44%	1.15%	1.17%	1.28%
Portfolio turnover rate	44	%(e)(g)	56%	56%	62%	25%	69%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$11.93		$9.16	$13.57	$18.03	$15.87	$14.22
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01	)(h)	0.23	0.21	(0.02)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)		2.98	1.93	(3.20)	4.34	1.87
Total income (loss) from investment operations	(0.06)		3.21	2.14	(3.22)	4.23	1.85
Less distributions from:
Net investment income	(0.58)		(0.44)	(0.15)	-	(0.08)	(0.17)
Net realized gain	(4.11)		-	(6.40)	(1.24)	(1.99)	(0.03)
Total distributions	(4.69)		(0.44)	(6.55)	(1.24)	(2.07)	(0.20)
Net asset value, end of period/year	$7.18		$11.93	$9.16	$13.57	$18.03	$15.87
Total return (b)	(3.15	)%(e)	36.17%	20.81%	(19.69)%	28.69%	13.11%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$692		$842	$797	$999	$869	$1,019
Net Investment Income (loss)	(0.21	)%(f)	2.15%	2.14%	(0.10)%	(0.67)%	(0.15)%
Total Expenses (c)	2.15	%(f)	2.51%	2.32%	2.10%	2.15%	2.24%
Net Expenses (d)	2.15	%(f)	2.48%	2.28%	2.04%	2.09%	2.20%
Portfolio turnover rate	44	%(e)(g)	56%	56%	62%	25%	69%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(h)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$24.35		$18.18	$20.98	$27.10	$22.83	$20.31
Income (loss) from investment operations:
Net investment income (a)	0.08		0.69	0.60	0.23	0.10	0.21
Net realized and unrealized gain (loss) on investments	(0.40)		6.03	3.27	(4.97)	6.40	2.70
Total income (loss) from investment operations	(0.32)		6.72	3.87	(4.74)	6.50	2.91
Less distributions from:
Net investment income	(0.72)		(0.55)	(0.27)	(0.14)	(0.24)	(0.36)
Net realized gain	(4.11)		-	(6.40)	(1.24)	(1.99)	(0.03)
Total distributions	(4.83)		(0.55)	(6.67)	(1.38)	(2.23)	(0.39)
Net asset value, end of period/year	$19.20		$24.35	$18.18	$20.98	$27.10	$22.83
Total return (b)	(2.61	)%(e)	37.71%	22.06%	(18.78)%	30.12%	14.44%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,932		$8,170	$6,158	$4,878	$6,260	$3,344
Net Investment Income	0.80	%(f)	3.25%	3.23%	0.88%	0.38%	1.01%
Total Expenses (c)	1.10	%(f)	1.41%	1.27%	1.00%	1.06%	1.08%
Net Expenses (d)	1.10	%(f)	1.38%	1.23%	0.95%	0.99%	1.04%
Portfolio turnover rate	44	%(e)(g)	56%	56%	62%	25%	69%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$24.16		$18.03	$20.83	$26.93	$22.69	$20.21
Income (loss) from investment operations:
Net investment income (a)	0.04		0.63	0.53	0.13	0.02	0.14
Net realized and unrealized gain (loss) on investments	(0.41)		5.97	3.25	(4.94)	6.38	2.67
Total income (loss) from investment operations	(0.37)		6.60	3.78	(4.81)	6.40	2.81
Less distributions from:
Net investment income	(0.66)		(0.47)	(0.18)	(0.05)	(0.17)	(0.30)
Net realized gain	(4.11)		-	(6.40)	(1.24)	(1.99)	(0.03)
Total distributions	(4.77)		(0.47)	(6.58)	(1.29)	(2.16)	(0.33)
Net asset value, end of period/year	$19.02		$24.16	$18.03	$20.83	$26.93	$22.69
Total return (b)	(2.89	)%(e)	37.29%	21.62%	(19.09)%	29.79%	13.98%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$54		$87	$206	$255	$347	$224
Net Investment Income	0.36	%(f)	2.99%	2.83%	0.53%	0.09%	0.67%
Total Expenses (c)	1.35	%(f)	1.68%	1.64%	1.36%	1.36%	1.46%
Net Expenses (d)	1.35	%(f)	1.65%	1.59%	1.31%	1.30%	1.42%
Portfolio turnover rate	44	%(e)(g)	56%	56%	62%	25%	69%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$37.44		$29.13	$34.22	$52.73	$45.98	$39.64
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)		0.91	0.76	0.16	(0.02)	0.19
Net realized and unrealized gain (loss) on investments	(1.90)		8.15	5.07	(15.32)	13.67	7.06
Total income (loss) from investment operations	(1.95)		9.06	5.83	(15.16)	13.65	7.25
Less distributions from:
Net investment income	(0.95)		(0.75)	(0.19)	-	(0.20)	(0.45)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)	(0.46)
Total distributions	(0.95)		(0.75)	(10.92)	(3.35)	(6.90)	(0.91)
Net asset value, end of period/year	$34.54		$37.44	$29.13	$34.22	$52.73	$45.98
Total return (b)	(5.39	)%(e)	31.52%	19.84%	(30.68)%	31.07%	18.57%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$67,596		$75,899	$63,225	$67,014	$107,983	$89,469
Net Investment Income (loss)	(0.24	)%(f)	2.72%	2.52%	0.36%	(0.04)%	0.46%
Total Expenses (c)	1.60	%(f)	1.69%	1.66%	1.32%	1.34%	1.45%
Net Expenses (d)	1.60	%(f)	1.68%	1.65%	1.30%	1.28%	1.40%
Portfolio turnover rate	36	%(e)(g)	80%	82%	72%	44%	82%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$13.36		$10.89	$18.92	$30.92	$29.40	$25.66
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)		0.21	0.20	(0.15)	(0.29)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.63)		2.98	2.50	(8.50)	8.51	4.53
Total income (loss) from investment operations	(0.69)		3.19	2.70	(8.65)	8.22	4.43
Less distributions from:
Net investment income	(0.87)		(0.72)	-	-	-	(0.23)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)	(0.46)
Total distributions	(0.87)		(0.72)	(10.73)	(3.35)	(6.70)	(0.69)
Net asset value, end of period/year	$11.80		$13.36	$10.89	$18.92	$30.92	$29.40
Total return (b)	(5.71	)%(e)	30.26%	18.85%	(31.33)%	29.88%	17.53%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$394		$612	$556	$688	$1,327	$1,510
Net Investment Income (loss)	(0.99	)%(f)	1.77%	1.66%	(0.59)%	(0.94)%	(0.39)%
Total Expenses (c)	2.35	%(f)	2.64%	2.49%	2.25%	2.26%	2.32%
Net Expenses (d)	2.35	%(f)	2.63%	2.48%	2.23%	2.20%	2.28%
Portfolio turnover rate	36	%(e)(g)	80%	82%	72%	44%	82%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$37.47		$29.13	$34.25	$52.71	$45.98	$39.64
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.99	0.82	0.22	0.07	0.24
Net realized and unrealized gain (loss) on investments	(1.89)		8.15	5.05	(15.33)	13.65	7.09
Total income (loss) from investment operations	(1.90)		9.14	5.87	(15.11)	13.72	7.33
Less distributions from:
Net investment income	(1.04)		(0.80)	(0.26)	-	(0.29)	(0.53)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)	(0.46)
Total distributions	(1.04)		(0.80)	(10.99)	(3.35)	(6.99)	(0.99)
Net asset value, end of period/year	$34.53		$37.47	$29.13	$34.25	$52.71	$45.98
Total return (b)	(5.28	)%(e)	31.84%	20.02%	(30.60)%	31.26%	18.79%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,346		$1,130	$917	$884	$1,390	$1,311
Net Investment Income (loss)	(0.03	)%(f)	2.95%	2.72%	0.50%	0.14%	0.58%
Total Expenses (c)	1.35	%(f)	1.46%	1.49%	1.20%	1.17%	1.26%
Net Expenses (d)	1.35	%(f)	1.46%	1.49%	1.18%	1.11%	1.22%
Portfolio turnover rate	36	%(e)(g)	80%	82%	72%	44%	82%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period/year	$36.60		$28.38	$33.58	$51.96	$45.45	$39.17
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)		0.83	0.64	-	(0.07)	0.15
Net realized and unrealized gain (loss) on investments	(1.86)		7.96	4.96	(15.03)	13.51	6.99
Total income (loss) from investment operations	(1.91)		8.79	5.60	(15.03)	13.44	7.14
Less distributions from:
Net investment income	(0.89)		(0.57)	(0.07)	-	(0.23)	(0.40)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)	(0.46)
Total distributions	(0.89)		(0.57)	(10.80)	(3.35)	(6.93)	(0.86)
Net asset value, end of period/year	$33.80		$36.60	$28.38	$33.58	$51.96	$45.45
Total return (e)	(5.43	)%(e)	31.28%	19.40%	(30.90)%	30.92%	18.48%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$55		$72	$50	$109	$237	$116
Net Investment Income (loss)	(0.27	)%(f)	2.51%	2.09%	0.01%	(0.14)%	0.36%
Total Expenses (c)	1.60	%(f)	1.90%	1.97%	1.56%	1.43%	1.54%
Net Expenses (d)	1.60	%(f)	1.89%	1.96%	1.54%	1.37%	1.50%
Portfolio turnover rate	36	%(e)(g)	80%	82%	72%	44%	82%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$22.07		$19.37		$16.73		$18.05		$16.89		$17.42
Income (loss) from investment operations:
Net investment income (a)	0.11		0.10		0.07		0.07		0.10		0.11
Net realized and unrealized gain (loss) on investments	(0.13)		2.72		2.70		(1.23)		1.27		(0.48)
Total income (loss) from investment operations	(0.02)		2.82		2.77		(1.16)		1.37		(0.37)
Less distributions from:
Net investment income	(0.22)		(0.12)		(0.13)		(0.16)		(0.21)		(0.16)
Net realized gain	-		-		-		-		-		-
Total distributions	(0.22)		(0.12)		(0.13)		(0.16)		(0.21)		(0.16)
Net asset value, end of period/year	$21.83		$22.07		$19.37		$16.73		$18.05		$16.89
Total return (b)	(0.05	)%(e)	14.64%		16.62%		(6.55)%		8.17%		-2.15%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$2,875		$3,054		$2,842		$2,610		$3,042		$3,429
Net Investment Income	1.03	%(f)	0.49%		0.39%		0.39%		0.56%		0.65%
Total Expenses (c)	1.80	%(f)	1.95%		1.94%		1.91%		1.94%		1.73%
Net Expenses (d)	1.60	%(f)	1.73	%(g)	1.74	%(g)	1.76	%(g)	1.76	%(g)	1.69	%(g)
Portfolio turnover rate	149	%(e)(h)	306%		309%		283%		169%		209%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.73%	1.74%	1.76%	1.76%	1.69%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$19.22		$16.88		$14.59		$15.76		$14.71		$15.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03		(0.05)		(0.06)		(0.06)		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.12)		2.39		2.35		(1.08)		1.11		(0.43)
Total income (loss) from investment operations	(0.09)		2.34		2.29		(1.14)		1.08		(0.45)
Less distributions from:
Net investment income	-		-		-		(0.03)		(0.03)		-
Net realized gain	-		-		-		-		-		-
Total distributions	-		-		-		(0.03)		(0.03)		-
Net asset value, end of period/year	$19.13		$19.22		$16.88		$14.59		$15.76		$14.71
Total return (b)	(0.47	)%(e)	13.86%		15.70%		(7.25)%		7.37%		(2.97)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$79		$191		$194		$195		$277		$354
Net Investment Income (loss)	0.35	%(f)	(0.27)%		(0.36)%		(0.37)%		(0.19)%		(0.15)%
Total Expenses (c)	2.60	%(f)	2.77%		2.77%		2.75%		2.75%		2.72%
Net Expenses (d)	2.35	%(f)	2.48	%(g)	2.50	%(g)	2.51	%(g)	2.51	%(g)	2.51	%(g)
Portfolio turnover rate	149	%(e)(h)	306%		309%		283%		169%		209%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
2.48%	2.49%	2.51%	2.51%	2.51%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$32.67		$28.56		$24.59		$26.44		$24.65		$25.37
Income (loss) from investment operations:
Net investment income (a)	0.20		0.24		0.17		0.17		0.22		0.25
Net realized and unrealized gain (loss) on investments	(0.20)		4.03		3.97		(1.81)		1.85		(0.72)
Total income (loss) from investment operations	0.00		4.27		4.14		(1.64)		2.07		(0.47)
Less distributions from:
Net investment income	(0.28)		(0.16)		(0.17)		(0.21)		(0.28)		(0.25)
Net realized gain	-		-		-		-		-		-
Total distributions	(0.28)		(0.16)		(0.17)		(0.21)		(0.28)		(0.25)
Net asset value, end of period/year	$32.39		$32.67		$28.56		$24.59		$26.44		$24.65
Total return (b)	0.04	%(e)	15.04%		16.89%		(6.31)%		8.46%		(1.87)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$33,951		$33,903		$30,296		$25,632		$29,778		$32,260
Net Investment Income	1.27	%(f)	0.80%		0.64%		0.64%		0.82%		1.00%
Total Expenses (c)	1.54	%(f)	1.54%		1.56%		1.54%		1.58%		1.36%
Net Expenses (d)	1.35	%(f)	1.42	%(g)	1.49	%(g)	1.51	%(g)	1.50	%(g)	1.36	%(g)
Portfolio turnover rate	149	%(e)(h)	306%		309%		283%		169%		209%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.42%	1.48%	1.50%	1.50%	1.36%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$22.25		$19.52		$16.87		$18.21		$17.06		$17.56
Income (loss) from investment operations:
Net investment income (a)	0.11		0.09		0.07		0.07		0.10		0.12
Net realized and unrealized gain (loss) on investments	(0.12)		2.76		2.71		(1.24)		1.28		(0.49)
Total income (loss) from investment operations	(0.01)		2.85		2.78		(1.17)		1.38		(0.37)
Less distributions from:
Net investment income	(0.18)		(0.12)		(0.13)		(0.17)		(0.23)		(0.13)
Net realized gain	-		-		-		-		-		-
Total distributions	(0.18)		(0.12)		(0.13)		(0.17)		(0.23)		(0.13)
Net asset value, end of period/year	$22.06		$22.25		$19.52		$16.87		$18.21		$17.06
Total return (b)	(0.04	)%(e)	14.65%		16.60%		(6.54)%		8.17%		(2.11)%

Ratios and Supplemental Data:
Net assets, end of period/yea (in 000’s)	$787		$841		$1,880		$1,650		$1,855		$1,161
Net Investment Income	1.04	%(f)	0.45%		0.39%		0.39%		0.54%		0.70%
Total Expenses (c)	1.80	%(f)	1.84%		1.87%		1.82%		1.96%		1.67%
Net Expenses (d)	1.60	%(f)	1.73	%(g)	1.74	%(g)	1.76	%(g)	1.76	%(g)	1.64	%(g)
Portfolio turnover rate	149	%(e)(h)	306%		309%		283%		169%		209%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.73%	1.74%	1.76%	1.76%	1.64%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$34.46		$27.61		$29.48		$36.87		$29.97		$34.11
Income (loss) from investment operations:
Net investment income (a)	0.50		0.71		0.56		0.23		0.32		0.31
Net realized and unrealized gain (loss) on investments	(2.01)		7.01		(0.31)		(5.35)		8.86		(2.53)
Total income (loss) from investment operations	(1.51)		7.72		0.25		(5.12)		9.18		(2.22)
Less distributions from:
Net investment income	(0.42)		(0.87)		(0.63)		(0.55)		(0.54)		(0.63)
Return of Capital	-		-		(0.20)		-		-		-
Net realized gain	(0.56)		-		(1.29)		(1.72)		(1.74)		(1.29)
Total distributions	(0.98)		(0.87)		(2.12)		(2.27)		(2.28)		(1.92)
Net asset value, end of period/year	$31.97		$34.46		$27.61		$29.48		$36.87		$29.97
Total return (b)	(4.34	)%(e)	28.31%		0.58%		(15.31)%		32.13%		(6.73)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,809		$4,837		$4,280		$9,043		$10,098		$15,857
Net Investment Income	3.07	%(f)	2.31%		1.86%		0.62%		0.95%		0.99%
Total Expenses (c)	1.26	%(f)	1.73%		1.72%		1.62%		1.39%		1.71%
Net Expenses (d)	1.24	%(f)	1.70	%(g)	1.66	%(g)	1.58	%(g)	1.38	%(g)	1.70	%(g)
Portfolio turnover rate	29	%(e)(h)	72%		21%		47%		80%		180%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.22%	1.27%	1.22%	1.21%	1.23%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$34.18		$27.38		$29.23		$36.55		$29.76		$33.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37		0.47		0.42		(0.01)		0.05		0.08
Net realized and unrealized gain (loss) on investments	(1.99)		6.97		(0.38)		(5.30)		8.76		(2.53)
Total income (loss) from investment operations	(1.62)		7.44		0.04		(5.31)		8.81		(2.45)
Less distributions from:
Net investment income	(0.29)		(0.64)		(0.40)		(0.29)		(0.28)		(0.38)
Return of Capital	-		-		(0.20)		-		-		-
Net realized gain	(0.56)		-		(1.29)		(1.72)		(1.74)		(1.29)
Total distributions	(0.85)		(0.64)		(1.89)		(2.01)		(2.02)		(1.67)
Net asset value, end of period/year	$31.71		$34.18		$27.38		$29.23		$36.55		$29.76
Total return (b)	(4.70	)%(e)	27.44%		(0.10)%		(15.93)%		31.05%		(7.48)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,817		$5,007		$4,667		$5,382		$5,029		$2,446
Net Investment Income (loss)	2.32	%(f)	1.56%		1.40%		(0.03)%		0.16%		0.26%
Total Expenses (c)	1.97	%(f)	2.47%		2.36%		2.34%		2.21%		2.54%
Net Expenses (d)	1.94	%(f)	2.43	%(g)	2.32	%(g)	2.31	%(g)	2.20	%(g)	2.51	%(g)
Portfolio turnover rate	29	%(e)(h)	72%		21%		47%		80%		180%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.95%	1.93%	1.95%	2.04%	2.05%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$34.97		$28.01		$29.88		$37.34		$30.34		$34.51
Income (loss) from investment operations:
Net investment income (a)	0.55		0.79		0.74		0.34		0.41		0.41
Net realized and unrealized gain (loss) on investments	(2.04)		7.16		(0.39)		(5.42)		8.98		(2.58)
Total income (loss) from investment operations	(1.49)		7.95		0.35		(5.08)		9.39		(2.17)
Less distributions from:
Net investment income	(0.46)		(0.99)		(0.73)		(0.66)		(0.65)		(0.71)
Return of Capital	-		-		(0.20)		-		-		-
Net realized gain	(0.56)		-		(1.29)		(1.72)		(1.74)		(1.29)
Total distributions	(1.02)		(0.99)		(2.22)		(2.38)		(2.39)		(2.00)
Net asset value, end of period/year	$32.46		$34.97		$28.01		$29.88		$37.34		$30.34
Total return (b)	(4.21	)%(e)	28.74%		0.91%		(15.05)%		32.52%		(6.48)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$218,788		$318,313		$335,217		$409,719		$465,267		$290,551
Net Investment Income	3.31	%(f)	2.56%		2.43%		0.92%		1.18%		1.31%
Total Expenses (c)	1.00	%(f)	1.43%		1.34%		1.30%		1.10%		1.43%
Net Expenses (d)	0.92	%(f)	1.40	%(g)	1.29	%(g)	1.28	%(g)	1.10	%(g)	1.43	%(g)
Portfolio turnover rate	29	%(e)(h)	72%		21%		47%		80%		180%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
0.92%	0.90%	0.92%	0.94%	0.96%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$34.68		$27.77		$29.63		$37.04		$30.12		$34.30
Income (loss) from investment operations:
Net investment income (a)	0.50		0.70		0.60		0.18		0.29		0.22
Net realized and unrealized gain (loss) on investments	(2.03)		7.07		(0.36)		(5.35)		8.91		(2.48)
Total income (loss) from investment operations	(1.53)		7.77		0.24		(5.17)		9.20		(2.26)
Less distributions from:
Net investment income	(0.42)		(0.86)		(0.61)		(0.52)		(0.54)		(0.63)
Return of Capital	-		-		(0.20)		-		-		-
Net realized gain	(0.56)		-		(1.29)		(1.72)		(1.74)		(1.29)
Total distributions	(0.98)		(0.86)		(2.10)		(2.24)		(2.28)		(1.92)
Net asset value, end of period/year	$32.17		$34.68		$27.77		$29.63		$37.04		$30.12
Total return (b)	(4.37	)%(e)	28.30%		0.55%		(15.35)%		32.03%		(6.81)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$7,942		$10,074		$8,743		$12,716		$14,830		$12,152
Net Investment Income	3.07	%(f)	2.26%		1.99%		0.48%		0.86%		0.70%
Total Expenses (c)	1.26	%(f)	1.79%		1.73%		1.69%		1.47%		1.84%
Net Expenses (d)	1.25	%(f)	1.75	%(g)	1.66	%(g)	1.64	%(g)	1.45	%(g)	1.78	%(g)
Portfolio turnover rate	29	%(e)(h)	72%		21%		47%		80%		180%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.27%	1.27%	1.28%	1.29%	1.30%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$41.51		$34.78		$32.58		$38.00		$26.27		$30.52
Income (loss) from investment operations:
Net investment income (a)	0.17		0.26		0.37		0.36		0.19		0.46
Net realized and unrealized gain (loss) on investments	(6.04)		7.06		3.75		(3.16)		11.54		(3.37)
Total income (loss) from investment operations	(5.87)		7.32		4.12		(2.80)		11.73		(2.91)
Less distributions from:
Net investment income	-		(0.09)		(0.22)		(0.10)		-		(0.26)
Return of Capital	-		-		-		-		-		(0.04)
Net realized gain	-		(0.50)		(1.70)		(2.52)		-		(1.04)
Total distributions	-		(0.59)		(1.92)		(2.62)		-		(1.34)
Net asset value, end of period/year	$35.64		$41.51		$34.78		$32.58		$38.00		$26.27
Total return (b)	(4.85	)%(e)	21.25%		12.65%		(8.08)%		44.65%		(10.25)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$253,171		$291,071		$273,173		$262,943		$315,323		$243,072
Net Investment Income	0.87	%(f)	0.68%		1.05%		0.96%		0.53%		1.64%
Total Expenses (c)	1.23	%(f)	1.24%		1.20%		1.19%		1.20%		1.25%
Net Expenses (d)	1.15	%(f)	1.20	%(g)	1.15	%(g)	1.18	%(g)	1.19	%(g)	1.24	%(g)
Portfolio turnover rate	36	% (e)(h)	25%		28%		39%		34%		41%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.20%	1.15%	1.18%	1.19%	1.24%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$24.82		$21.10		$20.41		$24.85		$17.32		$20.48
Income (loss) from investment operations:
Net investment income (a)	0.01		(0.03)		0.04		0.01		(0.06)		0.16
Net realized and unrealized gain (loss) on investments	(4.97)		4.25		2.35		(1.93)		7.59		(2.22)
Total income (loss) from investment operations	(4.96)		4.22		2.39		(1.92)		7.53		(2.06)
Less distributions from:
Net investment income	-		-		-		-		-		(0.03)
Return of Capital	-		-		-		-		-		(0.03)
Net realized gain	-		(0.50)		(1.70)		(2.52)		-		(1.04)
Total distributions	-		(0.50)		(1.70)		(2.52)		-		(1.10)
Net asset value, end of period/year	$19.86		$24.82		$21.10		$20.41		$24.85		$17.32
Total return (b)	(5.22	)%(e)	20.27%		11.67%		(8.85)%		43.48%		(10.95)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$2,381		$3,570		$4,205		$5,256		$10,015		$14,276
Net Investment Income (loss)	0.02	%(f)	(0.15)%		0.18%		0.04%		(0.27)%		0.86%
Total Expenses (c)	2.00	%(f)	2.10%		2.10%		2.09%		2.05%		2.14%
Net Expenses (d)	2.00	%(f)	2.02	%(g)	2.02	%(g)	2.02	%(g)	2.02	%(g)	2.07	%(g)
Portfolio turnover rate	36	%(e)(h)	25%		28%		39%		34%		41%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
2.02%	2.02%	2.02%	2.01%	2.07%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$9.05		$8.10		$8.98		$12.42		$8.57		$10.20
Income (loss) from investment operations:
Net investment income (a)	0.03		0.08		0.11		0.12		0.08		0.11
Net realized and unrealized gain (loss) on investments	(4.41)		1.58		1.04		(0.82)		3.77		(1.74)
Total income (loss) from investment operations	(4.38)		1.66		1.15		(0.70)		3.85		(1.63)
Less distributions from:
Net investment income	-		(0.21)		(0.33)		(0.22)		-		-
Net realized gain	-		(0.50)		(1.70)		(2.52)		-		-
Total distributions	-		(0.71)		(2.03)		(2.74)		-		-
Net asset value, end of period/year	$4.67		$9.05		$8.10		$8.98		$12.42		$8.57
Total return (b)	(4.65	)%(e)	21.52%		12.91%		(7.93)%		44.92%		(15.98)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$41,050		$72,044		$80,679		$81,792		$96,973		$60,783
Net Investment Income	1.04	%(f)	0.94%		1.26%		1.14%		0.70%		1.87%
Total Expenses (c)	0.98	%(f)	0.99%		0.98%		1.03%		1.06%		1.09%
Net Expenses (d)	0.92	%(f)	0.94	%(g)	0.94	%(g)	1.01	%(g)	1.02	%(g)	1.03	%(g)
Portfolio turnover rate	36	% (e)(h)	25%		28%		39%		34%		41%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized
(g)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
0.94%	0.94%	1.01%	1.02%	1.03%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$41.16		$34.46		$32.30		$37.67		$26.06		$30.25
Income (loss) from investment operations:
Net investment income (a)	0.15		0.26		0.34		0.33		0.15		0.46
Net realized and unrealized gain (loss) on investments	(6.00)		6.99		3.71		(3.12)		11.46		(3.37)
Total income (loss) from investment operations	(5.85)		7.25		4.05		(2.79)		11.61		(2.91)
Less distributions from:
Net investment income	-		(0.05)		(0.19)		(0.06)		-		(0.20)
Return of Capital	-		-		-		-		-		(0.04)
Net realized gain	-		(0.50)		(1.70)		(2.52)		-		(1.04)
Total distributions	-		(0.55)		(1.89)		(2.58)		-		(1.28)
Net asset value, end of period/year	$35.31		$41.16		$34.46		$32.30		$37.67		$26.06
Total return (b)	(4.85	)%(e)	21.24%		12.57%		(8.16)%		44.55%		(10.30)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,740		$4,881		$5,306		$5,584		$6,907		$7,662
Net Investment Income	0.81	%(f)	0.69%		0.96%		0.90%		0.43%		1.64%
Total Expenses (c)	1.23	%(f)	1.23%		1.27%		1.30%		1.32%		1.33%
Net Expenses (d)	1.21	%(f)	1.19	%(g)	1.24	%(g)	1.26	%(g)	1.28	%(g)	1.31	%(g)
Portfolio turnover rate	36	% (e)(h)	25%		28%		39%		34%		41%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.19%	1.23%	1.25%	1.28%	1.30%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$17.57		$14.19		$12.49		$18.73		$15.03		$15.26
Income (loss) from investment operations:
Net investment income (a)	0.11		0.28		0.26		0.29		0.28		0.20
Net realized and unrealized gain(loss) on investments	(0.43)		3.39		1.70		(1.97)		3.79		(0.12	)(i)
Total income (loss) from investment operations	(0.32)		3.67		1.96		(1.68)		4.07		0.08
Less distributions from:
Net investment income	(0.20)		(0.29)		(0.25)		(0.34)		(0.34)		(0.27)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)		(0.04)
Total distributions	(0.92)		(0.29)		(0.26)		(4.56)		(0.37)		(0.31)
Net asset value, end of period/year	$16.33		$17.57		$14.19		$12.49		$18.73		$15.03
Total return (b)	(1.73	)%(e)	26.03%		15.69%		(13.44)%		27.13%		0.60%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$42,300		$45,969		$39,183		$35,905		$44,337		$37,911
Net Investment Income	1.33	%(f)	1.78%		1.84%		1.87%		1.55%		1.36%
Total Expenses (c)	1.71	%(f)	1.57%		1.50%		1.39%		1.45%		1.48%
Net Expenses (d)	1.17	%(f)	1.19	%(g)	1.19	%(g)	1.20	%(g)	1.21	%(g)	1.22	%(g)
Portfolio turnover rate	41	%(e)(h)	122%		156%		162%		191%		192%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.19%	1.18%	1.20%	1.21%	1.22%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$14.34		$11.59		$10.20		$16.03		$12.87		$13.06
Income (loss) from investment operations:
Net investment income (a)	0.03		0.13		0.13		0.14		0.13		0.08
Net realized and unrealized gain (loss) on investments	(0.35)		2.76		1.39		(1.56)		3.24		(0.10	)(i)
Total income (loss) from investment operations	(0.32)		2.89		1.52		(1.42)		3.37		(0.02)
Less distributions from:
Net investment income	(0.15)		(0.14)		(0.12)		(0.19)		(0.18)		(0.13)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)		(0.04)
Total distributions	(0.87)		(0.14)		(0.13)		(4.41)		(0.21)		(0.17)
Net asset value, end of period/year	$13.15		$14.34		$11.59		$10.20		$16.03		$12.87
Total return (b)	(2.13	)%(e)	25.05%		14.87%		(14.11)%		26.22%		(0.13)%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,499		$2,600		$2,645		$2,518		$3,230		$2,893
Net Investment Income	0.51	%(f)	1.03%		1.10%		1.12%		0.81%		0.67%
Total Expenses (c)	2.20	%(f)	2.28%		2.25%		2.20%		2.28%		2.40%
Net Expenses (d)	1.92	%(f)	1.94	%(g)	1.94	%(g)	1.95	%(g)	1.96	%(g)	1.97	%(g)
Portfolio turnover rate	41	%(e)(h)	122%		156%		162%		191%		192%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.94%	1.93%	1.95%	1.96%	1.97%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$17.45		$14.08		$12.40		$18.61		$14.94		$15.16
Income (loss) from investment operations:
Net investment income (a)	0.13		0.31		0.28		0.36		0.33		0.25
Net realized and unrealized gain (loss) on investments	(0.43)		3.37		1.70		(1.98)		3.75		(0.13	)(i)
Total income (loss) from investment operations	(0.30)		3.68		1.98		(1.62)		4.08		0.12
Less distributions from:
Net investment income	(0.22)		(0.31)		(0.29)		(0.37)		(0.38)		(0.30)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)		(0.04)
Total distributions	(0.94)		(0.31)		(0.30)		(4.59)		(0.41)		(0.34)
Net asset value, end of period/year	$16.21		$17.45		$14.08		$12.40		$18.61		$14.94
Total return (b)	(1.61	)%(e)	26.28%		15.97%		(13.18)%		27.38%		0.92%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$2,449		$3,357		$2,802		$5,736		$2,985		$2,513
Net Investment Income	1.56	%(f)	1.95%		1.99%		2.36%		1.82%		1.66%
Total Expenses (c)	1.43	%(f)	1.30%		1.24%		1.13%		1.21%		1.50%
Net Expenses (d)	0.92	%(f)	0.94	%(g)	0.94	%(g)	0.95	%(g)	0.96	%(g)	0.97	%(g)
Portfolio turnover rate	41	%(e)(h)	122%		156%		162%		191%		192%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
0.94%	0.93%	0.95%	0.96%	0.97%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net asset value, beginning of period/year	$17.75		$14.33		$12.60		$18.91		$15.17		$15.38
Income (loss) from investment operations:
Net investment income (a)	0.11		0.28		0.26		0.29		0.30		0.20
Net realized and unrealized gain (loss) on investments	(0.45)		3.43		1.71		(1.99)		3.80		(0.11	)(i)
Total income (loss) from investment operations	(0.34)		3.71		1.97		(1.70)		4.10		0.09
Less distributions from:
Net investment income	(0.20)		(0.29)		(0.23)		(0.39)		(0.33)		(0.26)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)		(0.04)
Total distributions	(0.92)		(0.29)		(0.24)		(4.61)		(0.36)		(0.30)
Net asset value, end of period/year	$16.49		$17.75		$14.33		$12.60		$18.91		$15.17
Total return (b)	(1.77	)%(e)	26.06%		15.65%		(13.44)%		27.10%		0.66%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$75		$99		$94		$62		$118		$94
Net Investment Income	1.33	%(f)	1.75%		1.80%		1.82%		1.61%		1.36%
Total Expenses (c)	1.77	%(f)	1.67%		1.74%		1.62%		1.53%		1.56%
Net Expenses (d)	1.17	%(f)	1.19	%(g)	1.19	%(g)	1.20	%(g)	1.21	%(g)	1.22	%(g)
Portfolio turnover rate	41	%(e)(h)	122%		156%		162%		191%		192%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Not annualized.
(f)	Annualized.
(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
1.19%	1.18%	1.20%	1.21%	1.22%

(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(i)	The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the fund.

See accompanying notes to financial statements.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

1.	ORGANIZATION

New Age Alpha Funds Trust (the “Trust”), a Delaware statutory trust organized on February 20, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series. Each series, in effect, is representing a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. On March 31, 2025, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds” or “Acquired Funds”):

Fund Name	Inception Date	Investment Objective
NAA Allocation Fund	June 18, 2012	Long-term capital growth
NAA Large Cap Value Fund	August 7, 1944	Long-term capital growth
NAA Large Core Fund	September 10, 1962	Long-term capital growth
NAA Mid Growth Fund	September 17, 1969	Long-term capital growth
NAA Opportunity Fund	July 7, 2003	Long-term capital growth
NAA Risk Managed Real Estate Fund	March 28, 2014	Total return comprised of capital appreciation and current income
NAA SMid Cap Value Fund	May 1, 1997	Long-term capital appreciation
NAA World Equity Income Fund	October 1, 1993	Total return comprised of capital appreciation and current income

The Funds currently offer four classes of shares: Class A, Class C, Institutional Class, and Class P shares. Class C, Institutional Class, and Class P shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 4.75%. Each class of shares of the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

The Funds were established as “shell” funds for purposes of the Reorganization (as defined below). Each Acquired Fund reorganized into an Acquiring Fund October 25, 2024 (except for NAA World Equity Income Fund which reorganized into an Acquiring Fund November 8, 2024), from a series of Guggenheim Funds Trust and Transparent Value Trust (the “Acquired Funds Trusts”) to a series of the Trust, as noted below (the “Reorganization”).

Acquired Fund	Acquiring Fund
Guggenheim Directional Allocation Fund**	NAA Allocation Fund
Guggenheim Large Cap Value Fund*	NAA Large Cap Value Fund
Guggenheim RBP® Dividend Fund**
Guggenheim RBP® Large-Cap Defensive Fund**
Guggenheim RBP® Large-Cap Value Fund**
Guggenheim Alpha Opportunity Fund*	NAA Opportunity Fund
Guggenheim Risk Managed Real Estate Fund*	NAA Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund*	NAA SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund*	NAA Large Core Fund
Guggenheim StylePlus—Mid Growth Fund*	NAA Mid Growth Fund
Guggenheim World Equity Income Fund*	NAA World Equity Income Fund

*	Part of the Guggenheim Funds Trust
**	Part of the Transparent Value Trust

The Acquired Funds Trust’s Board of Trustees (the “Acquired Funds Board”) held a Special Meeting of the Shareholders of the Acquired Funds on October 24, 2024, to approve an Agreement and Plan of Reorganization and Termination, under which all of the assets of the Acquired Funds were transferred to a correspondingly named series of the Trust. The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by Guggenheim Investments (“Guggenheim”) and the New Age Alpha Advisors, LLC (the “Adviser”).

On October 24, 2024, the Acquired Funds Board also approved an Agreement and Plan of Reorganization and Termination for the Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund into the Guggenheim Large Cap Value Fund, all part of a series of one of the Acquired Funds Trust (Transparent Value Trust). The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by Guggenheim and the Adviser.

The details of the Reorganization for Guggenheim Large Cap Value Fund at the close of business on October 25, 2024 is shown below:

Acquired Fund	Net Assets	Unrealized Appreciation (Depreciation)	Cost of Investments	Market Value of Investments	Conversion Ratio	Shares Outstanding	Net Asset Value Per Share
Guggenheim RBP® Dividend Fund
Class A	$7,698,669	$2,833,024	$5,911,031	$8,744,055	1 : .333085436	476,097	$16.17
Class C	729,343	654,603	552,941	1,207,544	1 : .381187785	44,536	16.38
Institutional Class	7,513,012	(517,633)	5,996,897	5,479,264	1 : .32752121	483,013	15.55
Class P	664,053	583,041	503,626	1,086,667	1 : .337897084	40,564	16.37
Fund Total	16,605,077	3,553,035	12,964,495	16,517,530		1,044,210
Guggenheim RBP® Large-Cap Defensive Fund
Class A	1,568,936	(416,834)	1,261,603	844,769	1 : .23492472	137,566	11.40
Class C	220,796	(162,163)	193,864	31,701	1 : 243130278	21,139	10.45
Institutional Class	4,483,253	(344,640)	3,382,281	3,037,641	1 : .255963908	368,806	12.16
Class P	213,110	2,356,487	163,600	2,520,087	1 : .246584184	17,839	11.95
Fund Total	6,486,095	1,432,850	5,001,348	6,434,198		545,350
Guggenheim RBP® Large-Cap Value Fund
Class A	2,005,513	(26,777)	1,315,625	1,288,848	1 : .229883586	179,702	11.16
Class C	213,328	61,386	142,367	203,753	1 : .255352198	19,446	10.97
Institutional Class	4,150,153	609,412	2,626,367	3,235,779	1 : .243596676	358,737	11.57
Class P	150,806	15,910	101,156	117,066	1 : .225279907	13,817	10.91
Fund Total	6,519,800	659,931	4,185,515	4,845,446		571,702
Guggenheim Large Cap Value Fund
Class A	35,566,366	9,860,010	25,510,710	35,370,720	-	732,614	48.55
Class C	974,710	91,308	790,030	881,338	-	22,688	42.96
Institutional Class	2,949,843	(182,889)	2,162,867	1,979,978	-	62,113	47.49
Class P	55,764	61,429	40,080	101,509	-	1,151	48.45
Fund Total	39,546,683	9,829,858	28,503,687	38,333,545		818,566

The Acquiring Funds are the successors to the Acquired Funds and each has substantially the same investment objectives and strategies as the Acquired Funds. The Reorganization was accomplished through tax-free exchanges of the respective shares and for the respective fair values, costs and unrealized appreciation/depreciation, as noted below. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Acquired Funds were carried forward to align to ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

The details of the Reorganization at the close of business on October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) is shown below:

Acquired Fund		Net Assets	Shares Outstanding	Net Asset Value Per Share	Unrealized Appreciation (Depreciation)
Guggenheim Directional Allocation Fund
	Class A	$127,470,139	6,744,305	$18.90
	Class C	9,436,738	553,415	17.05
	Institutional Class	60,259,846	3,051,882	19.75
	Class P	4,653,319	243,519	19.11
	Fund Total	$201,820,042	10,593,121		$31,317,730

Guggenheim Large Cap Value Fund
	Class A	$35,566,366	732,614	$48.55
	Class C	974,710	22,688	42.96
	Institutional Class	2,949,843	62,113	47.49
	Class P	55,764	1,151	48.45
	Fund Total	$39,546,683	818,566		$9,829,858

Guggenheim RBP® Large-Cap Defensive Fund
	Class A	$1,568,936	137,566	$11.40
	Class C	220,796	21,139	10.44
	Institutional Class	4,483,253	368,806	12.16
	Class P	213,110	17,839	11.95
	Fund Total	$6,486,095	545,350		$1,432,850

Guggenheim RBP® Dividend Fund
	Class A	$7,698,669	476,097	$16.17
	Class C	729,343	44,536	16.38
	Institutional Class	7,513,012	483,013	15.55
	Class P	664,053	40,564	16.37
	Fund Total	$16,605,077	1,044,210		$3,553,035

Guggenheim RBP® Large-Cap Value Fund
	Class A	$2,005,513	179,702	$11.16
	Class C	213,328	19,446	10.97
	Institutional Class	4,150,153	358,737	11.57
	Class P	150,806	13,817	10.91
	Fund Total	$6,519,800	571,702		$659,931

Guggenheim StylePlus—Large Core Fund
	Class A	$254,192,259	10,219,258	$24.87
	Class C	838,748	69,892	12.00
	Institutional Class	6,833,490	278,771	24.51
	Class P	56,671	2,334	24.28
	Fund Total	$261,921,168	10,570,255		$8,908,505

Guggenheim StylePlus—Mid Growth Fund
	Class A	$76,587,746	2,007,530	$38.15
	Class C	530,784	39,013	13.61
	Institutional Class	1,221,513	31,993	38.18
	Class P	48,671	1,306	37.28*
	Fund Total	$78,388,714	2,079,842		$1,471,750

Guggenheim Alpha Opportunity Fund
	Class A	$2,999,729	137,023	$21.89
	Class C	185,813	9,755	19.05
	Institutional Class	33,605,807	1,037,092	32.40
	Class P	820,869	37,194	22.07
	Fund Total	$37,612,218	1,221,064		$1,541,293

Guggenheim Risk Managed Real Estate Fund
	Class A	$4,724,884	138,488	$34.12
	Class C	4,723,541	139,689	33.81
	Institutional Class	303,274,176	8,758,801	34.63
	Class P	9,711,928	282,929	34.33
	Fund Total	$322,434,529	9,319,907		$28,335,398

Guggenheim SMid Cap Value Fund
	Class A	$282,878,204	6,858,177	$41.25
	Class C	3,299,519	133,873	24.65
	Institutional Class	66,812,436	7,426,913	9.00
	Class P	4,570,726	111,739	40.91
	Fund Total	$357,560,885	14,530,702		$79,504,682

Guggenheim World Equity Income Fund
	Class A	$45,679,162	2,571,841	$17.76
	Class C	2,292,518	158,320	14.48
	Institutional Class	2,648,946	150,125	17.64
	Class P	79,470	4,432	17.93
	Fund Total	$50,700,096	2,884,718		$7,837,962

*	NAV does not recalculate due to rounding of shares outstanding.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Because each of the combined funds for the Reorganization has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds’ Statement of Operations for the Acquiring Fund since the Reorganization was consummated.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a- 5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from the Advisor, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Futures contracts are valued based on the last sale price as of 4:00 p.m. on the valuation date. If the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if a fair valuation would be more accurate.

The values of swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued based on readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models that derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, that the fair value for a security determined in good faith following the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities do not necessarily indicate the risk associated with investing in those securities.

The following tables summarize the inputs used for the six months ended as of March 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Allocation Fund
Common Stocks	$103,702,125	$-	$-	$103,702,125
Exchange-Traded Funds	40,204,696	-	-	40,204,696
Convertible Bonds	-	950,172	-	950,172
Corporate Bonds	-	33,875,863	-	33,875,863
Total	$143,906,821	$34,826,035	$-	$178,732,856

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Fund
Common Stocks	$64,931,334	$-	$-	$64,931,334
Exchange-Traded Funds	1,245,612	-	-	1,245,612
Total	$66,176,946	$-	$-	$66,176,946

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Fund
Common Stocks	$223,425,337	$-	$-	$223,425,337
Exchange-Traded Funds	4,601,205	-	-	4,601,205
Total	$228,026,542	$-	$-	$228,026,542

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Fund
Common Stocks	$67,609,400	$-	$-	$67,609,400
Exchange-Traded Funds	1,382,012	-	-	1,382,012
Total	$68,991,412	$-	$-	$68,991,412

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Opportunity Fund
Common Stocks	$21,618,515	$-	$-	$21,618,515
U.S. Government & Agencies	-	9,991,752	-	9,991,752
Total Return Swaps	-	4,690,885	-	4,690,885
Total	$21,618,515	$14,682,637	$-	$36,301,152

Investments in Securities at Value (Liabilities)
Total Return Swaps	$-	$3,081,824	$-	$3,081,824
Total	$-	$3,081,824	$-	$3,081,824

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Risk Managed Real Estate Fund
Common Stocks	$237,936,229	$-	$-	$237,936,229
U.S. Government & Agencies	-	8,992,577	-	8,992,577
Total Return Swaps	-	900,019	-	900,019
Total	$237,936,229	$9,892,596	$-	$247,828,825

Investments in Securities at Value (Liabilities)
Common Stocks	$47,808,827	$-	$-	$47,808,827
Total Return Swaps	-	1,748,607	-	1,748,607
Total	$47,808,827	$1,748,607	$-	$49,557,434

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Smid-Cap Value Fund
Common Stocks	$299,495,771	$-	$-	$299,495,771
Exchange-Traded Funds	1,054,455	-	-	1,054,455
Total	$300,550,226	$-	$-	$300,550,226

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Fund
Common Stocks	$45,918,012	$-	$-	$45,918,012
Exchange-Traded Funds	297,824	-	-	297,824
Total	$46,215,836	$-	$-	$46,215,836

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are unavailable. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – Several risks are associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American depository receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f. Futures Contracts – Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

value of the contract at the time it was opened and the value at the time it was closed. The Funds did not hold any futures contracts as of March 31, 2025.

g. Short Sales – When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

h. Swap Agreements – Swap agreements are marked-to-market daily and any change is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank, or other institutional buyer (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, fixed or variable interest rate, non-U.S. currency, or a “basket” of securities representing a particular index. A Fund customarily will enter into swap agreements based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter (“OTC”) derivatives markets that has developed standardized contracts used by participants who have agreed to be bound by such standardized contracts.

A Fund will enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will be the net amount to be paid or received under the agreement based on the relative values of each party’s obligations upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the swap agreement does not provide for that type of netting, the full amount of a Fund’s obligations will be accrued daily. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

During the term of a swap agreement, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in the value of the contract resulting from, among other things, interest on the contract’s notional value, market value changes in the underlying investment, and dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund, and the Fund may sustain a loss.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2025.

NAA Opportunity Fund

	Gross Amounts of	Gross Amounts Offset in the	Net Amount of Assets/ Liabilities Present in the		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Recognized Assets/ Liabilities	Statement of Assets and Liabilities	Statement of Assets and Liabilities		Financial Instruments	Cash Collateral Pledged	Total
Assets
Swap Contracts	$4,690,885	$-	$4,690,885	(1)	$(3,081,824)	$-	$1,609,061
Liabilities
Swap Contracts	$(3,081,824)	$-	$(3,081,824)		$3,081,824	$-	$-

NAA Risk Managed Real Estate Fund

	Gross Amounts of	Gross Amounts Offset in the	Net Amount of Assets/ Liabilities Present in the		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Recognized Assets/ Liabilities	Statement of Assets and Liabilities	Statement of Assets and Liabilities		Financial Instruments	Cash Collateral Pledged		Total
Assets
Swap Contracts	$900,019	$-	$900,019	(1)	$(900,019)	$-		$-
Liabilities
Swap Contracts	$(1,748,607)	$-	$(1,748,607)		$900,019	$(848,588	)(2)	$-

(1)	Net unrealized appreciation as presented in the Schedules of Investments.
(2)	The actual collateral pledged (received) may be more than the amounts shown.

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2025, as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

The following is a summary of the location of derivative investments on Funds’ Statements of Assets and Liabilities for the six months ended March 31, 2025:

NAA Opportunity Fund
Contract Type/ Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$4,690,885
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(3,081,824)
Total		$1,609,061

NAA Risk Managed Real Estate Fund
Contract Type/ Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$900,019
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(1,748,607)
Total		$(848,588)

The following is a summary of the location of derivative investments on Funds’ Statements of Operations for the six months ended March 31, 2025:

NAA Large Core Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$78,168
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	36,365,296
Total			$36,443,464

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(62,524)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(33,863,475)
Total			$(33,925,999)

NAA Mid Growth Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$22,858
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	8,984,753
Total			$9,007,611

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$(7,028,514)
Total			$(7,028,514)

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

NAA Opportunity Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	$524,904
Total			$524,904

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$880,336
Total			$880,336

NAA Risk Managed Real Estate Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	$3,255,890
Total			$3,255,890

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$(3,297,303)
Total			$(3,297,303)

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

i. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. is subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included in the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of March 31, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA Allocation Fund	$1,653,211
NAA Large Cap Value Fund	207,644
NAA Large Core Fund	2,415,092
NAA Mid Growth Fund	547,422
NAA Opportunity Fund	3,738,855
NAA Risk Managed Real Estate Fund	10,422,761
NAA SMid Cap Value Fund	92,558
NAA World Equity Income Fund	46,215

As of March 31, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Fund	$16,362

j. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Tax positions taken or expected to be taken while preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 through September 30, 2024 or expected to be taken in the Funds’ September 30, 2025 year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

k. Dividends and Distributions – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Equity Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

l. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

m. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising from performing their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts containing various representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds based on average net assets.

o. Sales Charges (loads) – Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.00% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1.00% CDSC fee if shares are redeemed within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2025, there were the following CDSC fees paid to the distributor:

Fund	Class A	Class C
NAA Allocation Fund	$-	$14
NAA Large Cap Value Fund	-	18
NAA Mid Growth Fund	-	12
NAA SMid Cap Value Fund	-	31

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares, and the listing exchange may halt trading of the shares.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk - Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Options Risk – Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position on a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

j. Futures Contracts Risk – Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.

k. Swap Agreements Risk – Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

l. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

m. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement effective October 25, 2024, for its services, the NAA Large Core Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the period October 26, 2024 through March 31, 2025 was $828,437.

Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the period October 26, 2024 (November 8, 2024, for NAA World Equity Income Fund) through March 31, 2025:

Acquired Fund	Advisory Fee %	Advisory Fee $
NAA Allocation Fund	0.95%	$802,357
NAA Large Cap Value Fund	0.65%	192,187
NAA Mid Growth Fund	0.75%	251,579
NAA Opportunity Fund	0.90%	144,117
NAA Risk Managed Real Estate Fund	0.75%	843,995
NAA SMid Cap Value Fund	0.75%	1,070,797
NAA World Equity Income Fund	0.70%	131,049

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Before the Reorganization, under the terms of an investment advisory contract, the Acquired Funds paid Guggenheim management fees calculated at the annualized rates below, based on the average daily net assets of the Acquired Fund. Each Acquired Fund paid Guggenheim for October 1, 2024 through October 25, 2024 (November 8, 2024 for NAA World Equity Income Fund) the following:

Acquired Fund	Advisory Fee %	Advisory Fee $
Guggenheim Directional Allocation Fund	0.95%	$132,511
Guggenheim Large Cap Value Fund	0.65%	2,468
Guggenheim RBP® Dividend Fund	0.75%	8,933
Guggenheim RBP® Large-Cap Defensive Fund	0.75%	3,828
Guggenheim RBP® Large-Cap Value Fund	0.75%	2,579
Guggenheim StylePlus—Large Core Fund	0.75%	135,583
Guggenheim StylePlus—Mid Growth Fund	0.75%	40,327
Guggenheim Alpha Opportunity Fund	0.90%	23,541

Under an amended Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until January 31, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA Allocation Fund	Class A	1.45%
	Class C	2.05%
	Institutional Class	1.05%
	Class P	1.30%

NAA Large Cap Value Fund	Class A	1.10%
	Class C	1.85%
	Institutional Class	0.85%
	Class P	1.10%

NAA Large Core Fund	Class A	1.40%
	Class C	2.15%
	Institutional Class	1.15%
	Class P	1.40%

NAA Mid Growth Fund	Class A	1.60%
	Class C	2.35%
	Institutional Class	1.35%
	Class P	1.60%

NAA Opportunity Fund	Class A	1.71%
	Class C	2.46%
	Institutional Class	1.41%
	Class P	1.71%

NAA Risk Managed Real Estate Fund	Class A	1.24%
	Class C	1.94%
	Institutional Class	0.92%
	Class P	1.25%

NAA SMid Cap Value Fund	Class A	1.15%
	Class C	2.00%
	Institutional Class	0.92%
	Class P	1.21%

NAA World Equity Income Fund	Class A	1.17%
	Class C	1.92%
	Institutional Class	0.92%
	Class P	1.17%

For the period October 26, 2024 through March 31, 2025, the fee waivers/reimbursements attributed to the Adviser were as follows:

Fund	Fees Waived/ Reimbursed By Adviser
NAA Allocation Fund	$37,283
NAA Large Cap Value Fund	40,601
NAA Risk Managed Real Estate Fund	46,293
NAA Smid Cap Value Fund	26,117
NAA World Equity Income Fund	47,385

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of March 31, 2025, the Adviser has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

Fund	Expires 2025	Expires 2026	Expires 2027	Total
NAA Allocation Fund	$-	$-	$37,283	$37,283
NAA Large Cap Value Fund	-	-	40,601	40,601
NAA Risk Managed Real Estate Fund	-	-	46,293	46,293
NAA SMid Cap Value Fund	-	-	26,117	26,117
NAA World Equity Income Fund	-	-	47,385	47,385

Before the Reorganization, contractual expense limitation agreements for the following Acquired Funds provide that the total expenses be limited to a percentage of average net assets for the Acquired Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Acquired Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. From October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) the limits are listed below:

Acquired Fund	Expense Cap
Guggenheim Directional Allocation Fund	Class A	1.50%
	Class C	2.10%
	Institutional Class	1.10%
	Class P	1.35%

Guggenheim Large Cap Value Fund	Class A	1.15%
	Class C	1.90%
	Institutional Class	0.90%
	Class P	1.15%

Guggenheim RBP® Dividend Fund	Class A	1.20%
	Class C	1.95%
	Institutional Class	0.95%
	Class P	1.20%

Guggenheim RBP® Large-Cap Defensive Fund	Class A	1.20%
	Class C	1.95%
	Institutional Class	0.95%
	Class P	1.20%

Guggenheim RBP® Large-Cap Value Fund	Class A	1.20%
	Class C	1.95%
	Institutional Class	0.95%
	Class P	1.20%

Guggenheim StylePlus—Large Core Fund	Class A	None
	Class C	None
	Institutional Class	None
	Class P	None

Guggenheim StylePlus—Mid Growth Fund	Class A	None
	Class C	None
	Institutional Class	None
	Class P	None

Guggenheim Alpha Opportunity Fund	Class A	1.76%
	Class C	2.51%
	Institutional Class	1.51%
	Class P	1.76%

Guggenheim Risk Managed Real Estate Fund	Class A	1.30%
	Class C	2.05%
	Institutional Class	1.10%
	Class P	1.30%

Guggenheim SMid Cap Value Fund	Class A	1.30%
	Class C	2.05%
	Institutional Class	1.05%
	Class P	1.30%

Guggenheim World Equity Income Fund	Class A	1.22%
	Class C	1.97%
	Institutional Class	0.97%
	Class P	1.22%

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

For the period October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund), the fee waivers/reimbursements and/or recoupments attributed to Guggenheim were as follows:

Acquired Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Guggenheim Directional Allocation Fund	$69,819	$272
Guggenheim Large Cap Value Fund	60,188	86
Guggenheim Alpha Opportunity Fund	33,196	793
Guggenheim Risk Managed Real Estate Fund	33,553	1,087
Guggenheim SMid Cap Value Fund	59,714	-
Guggenheim World Equity Income Fund	76,809	184

Neither Guggenheim nor the Adviser can recoup previously waived fees by Guggenheim. Guggenheim paid operating expenses on behalf of the Funds, such as audit and accounting-related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses were allocated to various Funds within the complex based on relative net assets.

Before the Reorganization, the Funds had advisory and expense limitation agreements with the Acquired Funds Trust. The Funds’ Management Fee did not change as a result of the Reorganization. The Funds’ expense limits are the same or lower than the applicable Acquired Fund’s expense limit.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended October 25, 2024, the following Funds waived fees related to investments in affiliated funds:

Acquired Fund	Amount Waived
NAA Large Core Fund	$4,183
NAA Mid Growth Fund	283

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Fund pays its distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Class A and P shares and 1.00% for Class C shares. The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. Before the Reorganization, Guggenheim Funds Distributors, LLC (“GFD”) acted as the Acquired Funds’ distributor. GFD is an affiliate of GI.

The following table reflects the Funds incurred distribution fees for the period October 26, 2024 through March 31, 2025.

Fund	Class A	Class C	Class P
NAA Allocation Fund	$133,711	$37,326	$4,929
NAA Large Cap Value Fund	49,432	8,327	1,126
NAA Large Core Fund	268,624	3,855	62
NAA Mid Growth Fund	81,734	2,077	61
NAA Opportunity Fund	3,115	511	855
NAA Risk Managed Real Estate Fund	4,341	18,870	9,206
NAA SMid Cap Value Fund	245,710	9,903	3,857
NAA World Equity Income Fund	42,538	6,758	74

Before the Reorganization, the Acquired Funds’ Board had adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Acquired Funds to pay distribution and shareholder services fees to GFD. The Acquired Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% for Class A and Class P and 1.00% for Class C of average daily net assets. Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

The following table reflects the Acquired Funds’ incurred distribution fees from October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund).

Fund	Class A	Class C	Class P
Guggenheim Directional Allocation Fund	$21,947	$6,646	$797
Guggenheim Large Cap Value Fund	6,151	713	10
Guggenheim StylePlus—Large Core Fund	43,730	77	10
Guggenheim StylePlus—Mid Growth Fund	13,137	387	8
Guggenheim Alpha Opportunity Fund	525	130	143
Guggenheim Risk Managed Real Estate Fund	808	3,313	1,683
Guggenheim SMid Cap Value Fund	49,421	2,359	813
Guggenheim World Equity Income Fund	12,155	2,575	21

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the period of October 26, 2024 through March 31, 2025, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
NAA Allocation Fund	$53,806	$24,815
NAA Large Cap Value Fund	17,414	15,868
NAA Large Core Fund	66,398	51,052
NAA Mid Growth Fund	26,150	16,403
NAA Opportunity Fund	16,949	11,775
NAA Risk Managed Real Estate Fund	80,100	35,687
NAA SMid Cap Value Fund	58,650	94,180
NAA World Equity Income Fund	19,185	16,026

Before the Reorganization, MUFG Investor Services (US), LLC (“MUIS”) acted as the Acquired Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Acquired Funds’ securities and cash. Before October 26, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund), The Bank of New York Mellon Corp. (“BNY”) acts as the Acquired Funds’ custodian. As custodian, BNY is responsible for the custody of the Acquired Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS received a monthly fee equal to a percentage of the Funds’ average daily net assets and out-of-pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY were entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out-of-pocket expenses.

For the period October 26, 2024 (November 8, 2024 for NAA World Equity Income Fund) through March 31, 2025, the Trustees received fees in the amount of $5,273 on behalf of each Fund.

Before the Reorganization on October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund), Funds were allocated a portion of Trustee fees and expenses as part of the Acquired Funds Trust and the Independent Trustees were paid $14,397.

Certain trustees and officers of the Trust were also officers of Guggenheim or GFD. The Trust did not compensate its officers or trustees who are officers, directors and/or employees of Guggenheim or GFD.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For these services, BluGiant receives customary fees from the Funds. These services were provided for the period October 26, 2024 (November 8, 2024 for NAA World Equity Income Fund) through March 31, 2025.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law which serves as legal counsel of the Trust.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended March 31, 2025 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA Allocation Fund	$115,253,294	$136,179,896
NAA Large Cap Value Fund	45,099,052	25,967,514
NAA Large Core Fund	112,812,341	133,932,259
NAA Mid Growth Fund	28,860,113	27,400,605
NAA Opportunity Fund	37,004,565	47,079,897
NAA Risk Managed Real Estate Fund	67,197,159	70,287,824
NAA SMid Cap Value Fund	119,873,872	158,812,483
NAA World Equity Income Fund	19,669,318	22,728,103

The cost of purchases and the proceeds from sales of portfolio securities that occurred in the effort to realign a combined fund’s portfolio after a merger should be excluded in the portfolio turnover calculation. The amount of excluded purchases and sales were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA Allocation Fund	$97,204,929	$100,705,979
NAA Large Cap Value Fund	57,722,520	54,243,261
NAA Large Core Fund	413,013,875	404,068,533
NAA Mid Growth Fund	153,452,043	151,404,807
NAA Opportunity Fund	17,559,860	21,211,482
NAA Risk Managed Real Estate Fund	2,230,752	73,543,772
NAA SMid Cap Value Fund	276,334,776	276,122,973
NAA World Equity Income Fund	30,188,967	31,465,394

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Owner	Percentage of Interest
NAA Allocation Fund	Morgan Stanley Smith Barney LLC	27.9%
NAA Opportunity Fund	Guggenheim Macro Opportunities Fund	84.6%
NAA World Equity Income Fund	UMB Bank Custodian Security Financial Services	48.0%

The Trust does not know if all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Cost for Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NAA Allocation Fund	$172,796,475	$8,369,778	$(2,433,397)	$5,936,381
NAA Large Cap Value Fund	65,611,170	4,398,211	(3,832,435)	565,776
NAA Large Core Fund	234,706,659	4,737,629	(11,417,746)	(6,680,117)
NAA Mid Growth Fund	75,702,300	1,485,802	(8,196,690)	(6,710,888)
NAA Opportunity Fund	32,773,533	395,533	(1,558,799)	(1,163,266)
NAA Risk Managed Real Estate Fund	234,158,929	20,300,454	(7,530,577)	12,769,877
NAA SMid Cap Value Fund	309,088,963	19,136,078	(27,674,815)	(8,538,737)
NAA World Equity Income Fund	46,011,242	3,111,563	(2,906,969)	204,594

The tax character of fund distributions paid for the fiscal years ended September 30, 2023, and September 30, 2024, was as follows:

For fiscal year ended 9/30/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA Allocation Fund	$3,463,695	$-	$-	$3,463,695
NAA Large Cap Value Fund	674,731	3,299,408	-	3,974,139
NAA Large Core Fund	5,630,586	-	-	5,630,586
NAA Mid Growth Fund	1,661,785	-	-	1,661,785
NAA Opportunity Fund	199,681	-	-	199,681
NAA Risk Managed Real Estate Fund	10,186,667	-	-	10,186,667
NAA SMid Cap Value Fund	2,717,162	8,857,859	-	11,575,021
NAA World Equity Income Fund	854,827	-	-	854,827

For fiscal year ended 9/30/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA Allocation Fund	$1,117,716	$-	$-	$1,117,716
NAA Large Cap Value Fund	537,701	3,093,835	-	3,631,536
NAA Large Core Fund	1,947,148	57,379,626	-	59,326,774
NAA Mid Growth Fund	326,968	18,747,109	-	19,074,077
NAA Opportunity Fund	205,930	-	-	205,930
NAA Risk Managed Real Estate Fund	9,734,314	18,153,953	2,638,803	30,527,070
NAA SMid Cap Value Fund	5,582,517	28,323,495	-	33,906,012
NAA World Equity Income Fund	792,315	23,830	-	816,145

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
NAA Allocation Fund	$17,131,610	$3,805,681	$-	$-	$29,661,102	$50,598,393
NAA Large Cap Value Fund	777,524	536,395	-	-	9,930,648	11,244,567
NAA Large Core Fund	8,416,845	-	-	-	45,940,930	54,357,775
NAA Mid Growth Fund	1,972,163	-	(13,902,640)	-	9,501,149	(2,429,328)
NAA Opportunity Fund	284,107	-	(24,088,197)	-	3,926,931	(19,877,159)
NAA Risk Managed Real Estate Fund	3,007,949	1,277,517	(1,435,653)	(2,092,791)	28,173,578	28,930,600
NAA SMid Cap Value Fund	2,767,083	21,951,214	-	-	83,610,068	108,328,365
NAA World Equity Income Fund	749,222	1,743,662	-	(136,212)	8,169,647	10,526,319

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

The difference between book and tax-basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

On September 30, 2024, the below Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Allocation Fund	$-	$-	$-	$1,526,340
NAA Large Core Fund	-	-	-	40,316,747
NAA Mid Growth Fund	(5,717,769)	(8,184,871)	(13,902,640)	12,946,804
NAA Opportunity Fund	(19,333,798)	(4,754,399)	(24,088,197)	2,757,331
NAA Risk Managed Real Estate Fund	-	-	-	812,563
NAA World Equity Income Fund	-	-	-	143,482

During the fiscal year ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to adjustments for tax return updates and the use of tax equalization credits, resulted in reclassifications as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
NAA Allocation Fund	$1,431,358	$(1,431,358)
NAA Large Cap Value Fund	238,568	(238,568)
NAA Large Core Fund	433,560	(433,560)
NAA Risk Managed Real Estate Fund	(39,770)	39,770
NAA SMid Cap Value Fund	4,117,184	(4,117,184)
NAA World Equity Income Fund	102,577	(102,577)

8.	AFFILIATED INVESTMENTS

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under GI, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Funds invested in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which were open-end management investment companies managed by Guggenheim. The Short Term Investment Vehicles, which launched on March 11, 2014, were offered as short term investment options only to mutual funds, trusts, and other accounts managed by Guggenheim and/or its affiliates, and were not available to the public. The Short Term Investment Vehicles paid no investment management fees. Their annual report on Form N-CSR dated September 30, 2024, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Funds invested in certain of the underlying series of Guggenheim Funds Trust, which were open-end management investment companies managed by Guggenheim, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

As of March 31, 2025, the Funds did not invest in any affiliated securities.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

Transactions during the period ended March 31, 2025, which the company is an affiliated issuer, were as follows:

NAA Large Core Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Shares 3/31/2025	Investment Income
Guggenheim Strategy Fund II	$72,483,129	$195,060	$(72,648,964)	$1,334,571	$(1,363,796)	$-	-	$195,060
Guggenheim Strategy Fund III	83,507,185	213,893	(83,721,079)	200,200	(200,199)	-	-	213,894
Guggenheim Ultra Short Duration Fund - Institutional Class	34,069,259	84,662	(34,085,920)	161,800	(229,801)	-	-	84,663

NAA Mid Growth Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Shares 3/31/2025	Investment Income
Guggenheim Strategy Fund II	$26,907,363	$1,439,865	$(28,335,280)	$574,117	$(586,065)	$-	-	$75,865
Guggenheim Strategy Fund III	22,974,985	3,170,299	(26,146,534)	275,917	(274,667)	-	-	60,299
Guggenheim Ultra Short Duration Fund - Institutional Class	2,305,552	5,729	(2,306,679)	11,350	(15,952)	-	-	5,729

NAA SMid Cap Value Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Shares 3/31/2025	Investment Income
HydroGen Corp.*	$2	$-	$-	$(2,532)	$2,530	$-	-	$-

*	No longer affiliated at year end.

9.	LINE OF CREDIT

For the period January 1, 2024 through September 29, 2024, the Acquired Funds Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 29, 2024 at which time the line of credit was renewed as a 364-day committed $1,115,000,000 line of credit. The Acquired Funds could draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Acquired Fund’s investment objective and program. For example, it may be advantageous for the Acquired Funds to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Acquired Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Acquired Funds based on the respective net assets of each participating Acquired Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended October 25, 2024. As of October 26, 2024, the Funds were no longer part of the Citibank line of credit.

New Age Alpha Funds	Notes to Financial Statements (Unaudited)
March 31, 2025

10.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

At a meeting on April 1, 2025, the Trust’s Board approved the conversion of Class P shares into Class A shares for each Fund. The conversion will take effect at the close of business on Monday, April 28, 2025 (the “Conversion Date”). Effective at the close of business on April 4, 2025, the Funds will no longer offer Class P shares for sale to new investors. Existing shareholders of the Funds’ Class P shares can purchase additional shares until the Conversion Date.

The conversion is intended to be tax-free, meaning that the Funds’ Class P shareholders will become Class A shareholders without realizing any gain or loss for federal tax purposes. The Funds will complete the share class conversion using the share classes’ relative net asset values on the Conversion Date, without imposing any fees or expenses.

The Board also approved a reverse share split of the issued and outstanding shares of the Funds and classes, as follows:

Split Ratio
Fund Name	Share Class	(New to Old Shares)
NAA Opportunity Fund	A	1 for 1.5
NAA Opportunity Fund	C	1 for 2
NAA Opportunity Fund	P	1 for 1.5
NAA Large Core Fund	C	1 for 3
NAA Mid Growth Fund	C	1 for 3
NAA SMid Cap Value Fund	C	1 for 2
NAA SMid Cap Value Fund	Institutional	1 for 8

Shareholders of record in the above share classes of each Fund participated in the reverse stock split at the close of business on April 1, 2025.

As a result of the reverse share split, a multiple of shares owned by each Fund, as specified in the above chart (i.e., one-and-a-half, two, three, or eight), were exchanged for one share. Accordingly, the reverse share split reduced the number of each Fund’s issued and outstanding shares in such class and proportionately increased its NAV per share. The market value of each Fund’s issued and outstanding shares will remain the same. The reverse share split provides shareholders of the share class of each Fund with fewer shares of the Fund, but the value of a shareholder’s investment in the Fund will not change due to the reverse share split. In addition, the reverse share split did not affect any shareholder’s rights, preferences, or privileges associated with each Fund’s issued and outstanding shares. The reverse stock split was a non-taxable event and did not impact the Fund’s holdings or performance.

New Age Alpha Funds	Additional Information (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-833-840-3937 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Age Alpha Funds Trust

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	6/6/2025